UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21906
Claymore Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

2455 Corporate West Drive, Lisle, IL 60532
(Address of principal executive offices) (Zip code)
Kevin M. Robinson 2455 Corporate West Drive, Lisle, IL 60532
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (630) 505-3700

Date of fiscal year end: May 31

Date of reporting period: November 30, 2011 to February 29, 2012

Item 1.                      Schedule of Investments.
Attached hereto.

BSCC Guggenheim BulletShares 2012 Corporate Bond ETF
Portfolio of Investments
February 29, 2012 (unaudited)

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Corporate Bonds - 97.9%
	Aerospace & Defense - 0.9%
$894,000	Boeing Co.	A	1.88%	11/20/2012	N/A	$ 903,469

	Agriculture - 0.4%
400,000	UST, LLC	BBB	6.63%	07/15/2012	N/A	407,762

	Banks - 29.8%
650,000	American Express Bank FSB, Series BKN1	BBB+	5.55%	10/17/2012	N/A	668,987
750,000	American Express Centurion Bank, Series BKNT	BBB+	5.55%	10/17/2012	N/A	771,968
701,000	Bank of America Corp.	A-	6.25%	04/15/2012	N/A	704,593
450,000	Bank of America Corp.	A-	5.38%	09/11/2012	N/A	458,091
862,000	Bank of America Corp.	A-	4.88%	09/15/2012	N/A	875,629
1,283,000	Bank of New York Mellon Corp., Series MTN	A+	4.95%	11/01/2012	N/A	1,321,322
1,525,000	Barclays Bank PLC (United Kingdom)	A+	5.45%	09/12/2012	N/A	1,558,207
875,000	BB&T Corp., Series MTN	A-	3.85%	07/27/2012	N/A	886,771
875,000	BNP Paribas / BNP Paribas US Medium-Term Note Program, LLC, Series 2 (France)	AA-	2.13%	12/21/2012	N/A	877,611
1,048,000	Citigroup, Inc.	A-	5.50%	08/27/2012	N/A	1,067,052
1,148,000	Citigroup, Inc.	BBB+	5.63%	08/27/2012	N/A	1,170,098
1,831,000	Citigroup, Inc.	A-	5.30%	10/17/2012	N/A	1,877,617
2,370,000	Deutsche Bank AG (Germany)	A+	5.38%	10/12/2012	N/A	2,429,276
600,000	Goldman Sachs Group, Inc.	A-	3.63%	08/01/2012	N/A	605,912
1,868,000	Goldman Sachs Group, Inc.	A-	5.70%	09/01/2012	N/A	1,908,749
1,929,000	Goldman Sachs Group, Inc.	A-	5.45%	11/01/2012	N/A	1,979,399
1,262,000	HSBC Holdings PLC (United Kingdom)	A-	5.25%	12/12/2012	N/A	1,299,820
400,000	JPMorgan Chase & Co.	A-	6.63%	03/15/2012	N/A	400,702
1,968,000	JPMorgan Chase & Co.	A	5.38%	10/01/2012	N/A	2,022,809
2,079,000	Morgan Stanley	A-	6.60%	04/01/2012	N/A	2,087,736
1,000,000	Morgan Stanley, Series GMTN	A-	5.75%	08/31/2012	N/A	1,023,357
400,000	Morgan Stanley, Series MTN	A-	5.25%	11/02/2012	N/A	409,684
200,000	Sumitomo Mitsui Banking Corp. (Japan)	A	8.00%	06/15/2012	N/A	203,102
217,000	SunTrust Banks, Inc.	BBB	5.25%	11/05/2012	N/A	222,997
200,000	Wells Fargo & Co.	A	5.13%	09/01/2012	N/A	204,615
2,231,000	Wells Fargo & Co.	A+	5.25%	10/23/2012	N/A	2,297,751
						29,333,855

	Beverages - 2.6%
1,357,000	Anheuser-Busch InBev Worldwide, Inc.	A-	3.00%	10/15/2012	N/A	1,376,865
600,000	Bottling Group LLC	A	4.63%	11/15/2012	N/A	617,370
550,000	PepsiCo, Inc.	A-	5.15%	05/15/2012	N/A	554,953
						2,549,188

	Building Materials - 0.4%
400,000	Masco Corp.	BBB-	5.88%	07/15/2012	N/A	404,006

	Chemicals - 2.0%
1,113,000	Dow Chemical Co.	BBB	4.85%	08/15/2012	N/A	1,132,822
487,000	Dow Chemical Co.	BBB	6.00%	10/01/2012	N/A	501,467
290,000	Praxair, Inc.	A	6.38%	04/01/2012	N/A	291,218
						1,925,507

	Commercial Services - 0.3%
300,000	Science Applications International Corp.	A-	6.25%	07/01/2012	N/A	305,429

	Computers - 3.8%
552,000	Hewlett-Packard Co.	NR	5.25%	03/01/2012	N/A	552,000
545,000	Hewlett-Packard Co.	BBB+	6.50%	07/01/2012	N/A	554,723
1,350,000	IBM International Group Capital, LLC	A+	5.05%	10/22/2012	N/A	1,388,387
1,206,000	International Business Machines Corp.	A+	4.75%	11/29/2012	N/A	1,243,227
						3,738,337

	Cosmetics & Personal Care - 0.5%
498,000	Procter & Gamble Co.	AA-	1.38%	08/01/2012	N/A	499,669

	Diversified Financial Services - 23.3%
1,948,000	Bear Stearns Cos., LLC, Series MTN	A	6.95%	08/10/2012	N/A	2,002,626
400,000	BlackRock, Inc.	A+	2.25%	12/10/2012	N/A	405,656
700,000	Caterpillar Financial Services Corp., Series MTN	A	4.85%	12/07/2012	N/A	724,226
1,496,000	Countrywide Financial Corp., Series MTN(a)	A-	5.80%	06/07/2012	N/A	1,508,100
757,000	General Electric Capital Corp., Series MTNA	A1	4.38%	03/03/2012	N/A	757,000
300,000	General Electric Capital Corp., Series MTN	AA+	5.00%	04/10/2012	N/A	301,349
400,000	General Electric Capital Corp., Series MTN	AA+	4.25%	06/15/2012	N/A	404,303
3,484,000	General Electric Capital Corp., Series MTNA	AA+	6.00%	06/15/2012	N/A	3,538,141
1,335,000	General Electric Capital Corp.	AA+	3.50%	08/13/2012	N/A	1,353,563
3,374,000	General Electric Capital Corp., Series GMTN	AA+	5.25%	10/19/2012	N/A	3,474,916
1,283,000	HSBC Finance Corp.	A	7.00%	05/15/2012	N/A	1,298,560
800,000	HSBC Finance Corp.	A	5.90%	06/19/2012	N/A	811,467
1,135,000	HSBC Finance Corp.	A	6.38%	11/27/2012	N/A	1,175,731
1,182,000	John Deere Capital Corp.	A	7.00%	03/15/2012	N/A	1,184,872
475,000	John Deere Capital Corp., Series MTN	A	5.25%	10/01/2012	N/A	488,550
500,000	John Deere Capital Corp., Series MTN	A	4.95%	12/17/2012	N/A	517,793
100,000	MBNA Corp., Series MTNF	A-	7.50%	03/15/2012	N/A	100,183
1,951,000	Merrill Lynch & Co., Inc., Series MTN	A-	6.05%	08/15/2012	N/A	1,989,107
371,000	National Rural Utilities Cooperative Finance Corp., Series MTNC	NR	7.25%	03/01/2012	N/A	371,000
500,000	Wells Fargo Financial, Inc.(a)	A+	5.50%	08/01/2012	N/A	509,854
						22,916,997

	Electric - 2.9%
267,000	Alabama Power Co., Series 07-D	A	4.85%	12/15/2012	N/A	275,943
250,000	Carolina Power & Light Co.	BBB+	6.50%	07/15/2012	N/A	255,455
262,000	Commonwealth Edison Co., Series 98	A-	6.15%	03/15/2012	N/A	262,412
275,000	Dominion Resources, Inc.	A-	5.70%	09/17/2012	N/A	282,417
250,000	Duke Energy Ohio, Inc.	A-	5.70%	09/15/2012	N/A	256,875
100,000	Georgia Power Co., Series K	A	5.13%	11/15/2012	N/A	103,112
400,000	KCP&L Greater Missouri Operations Co.	BBB	11.88%	07/01/2012	N/A	414,065
460,000	MidAmerican Energy Holdings Co.	BBB+	5.88%	10/01/2012	N/A	473,102
300,000	Public Service Co. of Colorado, Series 10	A	7.88%	10/01/2012	N/A	312,669
262,000	Virginia Electric and Power Co.	A-	5.10%	11/30/2012	N/A	270,890
						2,906,940

	Environmental Control - 0.5%
440,000	Allied Waste North America, Inc.	BBB	6.88%	06/01/2017	06/01/12 @ 103	461,956

	Food - 3.4%
348,000	General Mills, Inc.	BBB+	5.65%	09/10/2012	N/A	357,166
548,000	HJ Heinz Finance Co.	BBB+	6.00%	03/15/2012	N/A	548,798
562,000	Kellogg Co.	BBB+	5.13%	12/03/2012	N/A	581,403
619,000	Kraft Foods, Inc.	BBB-	6.25%	06/01/2012	N/A	627,213
400,000	Kroger Co.	BBB	6.75%	04/15/2012	N/A	402,706
803,000	Safeway, Inc.	BBB	5.80%	08/15/2012	N/A	819,385
						3,336,671

	Health Care Products - 0.4%
350,000	Covidien International Finance SA (Luxembourg)	A	5.45%	10/15/2012	N/A	360,633

	Health Care Services - 0.9%
900,000	WellPoint, Inc.	A-	6.80%	08/01/2012	N/A	922,801

	Insurance - 3.3%
400,000	American International Group, Inc., Series MTN	A-	4.95%	03/20/2012	N/A	401,250
700,000	Berkshire Hathaway Finance Corp.	AA+	4.00%	04/15/2012	N/A	703,074
935,000	Berkshire Hathaway Finance Corp.	AA+	4.75%	05/15/2012	N/A	943,314
200,000	Berkshire Hathaway Finance Corp.	AA+	5.13%	09/15/2012	N/A	204,974
498,000	Principal Life Income Funding Trusts, Series MTN	A	5.30%	12/14/2012	N/A	515,566
457,000	Prudential Financial, Inc., Series MTN	A	3.63%	09/17/2012	N/A	463,930
						3,232,108

	Media - 5.1%
800,000	COX Communications, Inc.	BBB	7.13%	10/01/2012	N/A	830,285
809,000	DIRECTV Holdings, LLC / DIRECTV Financing Co., Inc.	BBB	7.63%	05/15/2016	05/15/13 @ 102	851,254
1,284,000	Time Warner Cable, Inc.	BBB	5.40%	07/02/2012	N/A	1,303,771
632,000	Time Warner, Inc.	BBB	6.88%	05/01/2012	N/A	638,339
448,000	Walt Disney Co., Series MTNB	NR	6.38%	03/01/2012	N/A	448,000
900,000	Walt Disney Co.	A	4.70%	12/01/2012	N/A	927,455
						4,999,104

	Mining - 1.9%
1,540,000	Freeport-McMoRan Copper & Gold, Inc.	BBB	8.38%	04/01/2017	04/01/13 @ 103	1,612,074
210,000	Rio Tinto Alcan, Inc. (Canada)	A-	4.88%	09/15/2012	N/A	214,880
						1,826,954

	Miscellaneous Manufacturing - 0.9%
400,000	3M Co., Series MTN	AA-	4.65%	12/15/2012	N/A	414,210
475,000	Tyco Electronics Group SA (Luxembourg)	BBB	6.00%	10/01/2012	N/A	489,608
						903,818

	Office & Business Equipment - 0.8%
800,000	Xerox Corp.	BBB-	5.50%	05/15/2012	N/A	807,046

	Oil & Gas - 2.5%
1,013,000	BP Capital Markets PLC (United Kingdom)	A	3.13%	03/10/2012	N/A	1,013,440
825,000	ConocoPhillips	A	4.75%	10/15/2012	N/A	846,745
80,000	Shell International Finance BV (Netherlands)	AA	4.95%	03/22/2012	N/A	80,181
500,000	Valero Energy Corp.	BBB	6.88%	04/15/2012	N/A	503,214
						2,443,580

	Pharmaceuticals - 4.3%
898,000	Abbott Laboratories	AA	5.15%	11/30/2012	N/A	929,851
1,179,000	AstraZeneca PLC (United Kingdom)	AA-	5.40%	09/15/2012	N/A	1,210,614
500,000	ELI Lilly & Co.	AA-	3.55%	03/06/2012	N/A	500,041
262,000	ELI Lilly & Co.	AA-	6.00%	03/15/2012	N/A	262,400
1,000,000	Express Scripts, Inc.	BBB+	5.25%	06/15/2012	N/A	1,012,092
300,000	Johnson & Johnson(a)	AAA	5.15%	08/15/2012	N/A	306,620
						4,221,618

	Pipelines - 1.1%
400,000	Enterprise Products Operating, LLC	BBB	4.60%	08/01/2012	N/A	406,360
190,000	Kinder Morgan Energy Partners, LP	BBB	5.85%	09/15/2012	N/A	194,702
500,000	Plains All American Pipeline LP/PAA Finance Corp.	BBB-	4.25%	09/01/2012	N/A	507,400
						1,108,462

	Retail - 2.5%
522,000	Costco Wholesale Corp.	A+	5.30%	03/15/2012	N/A	522,681
250,000	Lowe's Cos., Inc.	A-	5.60%	09/15/2012	N/A	256,481
620,000	Macy's Retail Holdings, Inc.	BBB-	5.35%	03/15/2012	N/A	620,593
802,000	Target Corp.	NR	5.88%	03/01/2012	N/A	802,000
260,000	Wal-Mart Stores, Inc.(a)	AA	5.00%	04/05/2012	N/A	261,001
						2,462,756

	Savings & Loans - 0.7%
700,000	Golden West Financial Corp.	A+	4.75%	10/01/2012	N/A	715,294

	Software - 0.3%
262,000	Intuit, Inc.	BBB	5.40%	03/15/2012	N/A	262,323

	Telecommunications - 2.4%
400,000	Alltel Corp.	A-	7.00%	07/01/2012	N/A	408,408
650,000	AT&T, Inc.	A-	5.88%	08/15/2012	N/A	665,752
500,000	BellSouth Corp.	A-	4.75%	11/15/2012	N/A	514,798
700,000	Qwest Communications International, Inc.	BB	8.00%	10/01/2015	10/01/12 @ 104	754,907
						2,343,865

	Total Corporate Bonds - 97.9%
	(Cost $96,181,439)					96,300,148

	U.S. Treasury Securities - 2.7%
2,700,000	United States Treasury Bill(b)	NR	0.00%	03/29/2012	N/A	2,699,838
	(Cost $2,699,855)

Number
of Shares	Description					Value
	Investments of Collateral for Securities Loaned - 2.2%
2,172,450	BNY Mellon Securities Lending Overnight Fund, 0.182% (c) (d)					2,172,450
	(Cost $2,172,450)

	Total Investments - 102.8%
	(Cost $101,053,744)					101,172,436
	Liabilities in excess of Other Assets - (2.8%)					(2,793,739)
	Net Assets - 100.0%					$ 98,378,697

AG - Stock Corporation
BV - Limited Liability Company
LLC - Limited Liability Company
LP - Limited Partnership
N/A- Not Applicable
PLC - Public Limited Company
SA - Corporation

*
Ratings shown are per Standard & Poor's, Moody's or Fitch.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited. Although not rated, U.S. Treasury Securities have an implied rating of AA+/Aaa. The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.
(a)	Security, or portion thereof, was on loan at February 29, 2012.
(b)	Zero coupon bond.
(c)	At February 29, 2012, the total market value of the Fund's securities on loan was $2,116,111 and the total market value of the collateral held by the Fund was $2,172,450.
(d)	Interest rate shown reflects yield as of February 29, 2012.

See previously submitted notes to financial statements for the period ended November 30, 2011.

Country Allocation***
United States	89.9%
United Kingdom	5.3%
Germany	2.5%
France	0.9%
Luxembourg	0.9%
Canada	0.2%
Japan	0.2%
Netherlands	0.1%

*** Subject to change daily. Based on total corporate bonds.

At February 29, 2012, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$101,053,744	$136,351	$(17,659)	$118,692

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g.
discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The
Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the
Board of Trustees. The Fund did not have any Level 3 securities at February 29, 2012.

The following table represents the Fund’s investments carried by caption and by level within the fair value hierarchy as of
February 29, 2012.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$–	$96,300	$–	$96,300
U.S. Treasury Securities	–	2,700	–	2,700
Investments of Collateral for Securities Loaned	2,172	–	–	2,172
Total	$2,172	$99,000	$–	$101,172

There were no transfers between levels.

BSCD Guggenheim BulletShares 2013 Corporate Bond ETF
Portfolio of Investments
February 29, 2012 (unaudited)

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Long-Term Investments - 98.7%
	Corporate Bonds - 98.7%
	Advertising - 0.2%
$200,000	Interpublic Group of Cos., Inc.	BB+	10.00%	07/15/2017	07/15/13 @ 105	$ 230,000

	Aerospace & Defense - 0.8%
200,000	Boeing Co.	A	5.13%	02/15/2013	N/A	208,772
719,000	General Dynamics Corp.	A	4.25%	05/15/2013	N/A	752,161
						960,933

	Agriculture - 1.9%
552,000	Altria Group, Inc.	BBB	8.50%	11/10/2013	N/A	620,551
1,225,000	Philip Morris International, Inc.	A	4.88%	05/16/2013	N/A	1,291,336
300,000	Reynolds American, Inc.	BBB-	7.25%	06/01/2013	N/A	319,066
						2,230,953

	Auto Manufacturers - 1.0%
1,109,000	Daimler Finance North America LLC	A-	6.50%	11/15/2013	N/A	1,210,694

	Banks - 29.0%
925,000	American Express Bank FSB, Series BKNT	BBB+	5.50%	04/16/2013	N/A	971,132
450,000	Bank of America Corp.	A-	4.88%	01/15/2013	N/A	460,634
740,000	Bank of America Corp., Series MTN	A-	4.90%	05/01/2013	N/A	760,629
339,000	Bank of America Corp.	BBB+	4.75%	08/15/2013	N/A	348,832
500,000	Bank of Montreal (Canada)	A+	2.13%	06/28/2013	N/A	510,321
275,000	Bank of New York Mellon Corp., Series MTN	A+	4.50%	04/01/2013	N/A	286,457
339,000	Bank of New York Mellon Corp.	A+	5.13%	08/27/2013	N/A	361,035
1,178,000	Bank of Nova Scotia (Canada)	AA-	2.25%	01/22/2013	N/A	1,197,319
1,100,000	Bank of Nova Scotia (Canada)	AA-	2.38%	12/17/2013	N/A	1,136,050
200,000	Bank One Corp.	A-	5.25%	01/30/2013	N/A	207,839
1,200,000	Barclays Bank PLC (United Kingdom)	A+	2.50%	01/23/2013	N/A	1,210,608
500,000	BB&T Corp., Series MTN	A-	3.38%	09/25/2013	N/A	518,987
452,000	Canadian Imperial Bank of Commerce (Canada)	A+	1.45%	09/13/2013	N/A	458,186
2,351,000	Citigroup, Inc.	A-	5.50%	04/11/2013	N/A	2,439,877
600,000	Citigroup, Inc.	A-	5.85%	07/02/2013	N/A	629,262
1,590,000	Citigroup, Inc.	A-	6.50%	08/19/2013	N/A	1,685,483
852,000	Citigroup, Inc.	A-	6.00%	12/13/2013	N/A	904,474
1,969,000	Credit Suisse, Series MTN (Switzerland)	A+	5.00%	05/15/2013	N/A	2,047,224
1,200,000	Deutsche Bank AG (Germany)	A+	2.38%	01/11/2013	N/A	1,209,893
1,064,000	Deutsche Bank AG, Series GMTN (Germany)	A+	4.88%	05/20/2013	N/A	1,104,651
200,000	Fifth Third Bancorp	BBB	6.25%	05/01/2013	N/A	211,252
600,000	Goldman Sachs Group, Inc.	A-	5.25%	04/01/2013	N/A	621,707
1,018,000	Goldman Sachs Group, Inc.	A-	4.75%	07/15/2013	N/A	1,055,856
1,336,000	Goldman Sachs Group, Inc.	A-	5.25%	10/15/2013	N/A	1,399,556
1,039,000	JPMorgan Chase & Co.	A-	5.75%	01/02/2013	N/A	1,079,967
1,289,000	JPMorgan Chase & Co.	A	4.75%	05/01/2013	N/A	1,346,274
400,000	JPMorgan Chase & Co., Series 2	A	1.65%	09/30/2013	N/A	405,757
339,000	KeyCorp, Series MTN	BBB+	6.50%	05/14/2013	N/A	359,452
1,618,000	Morgan Stanley	A-	5.30%	03/01/2013	N/A	1,666,163
557,000	Royal Bank of Canada, Series MTN (Canada)	AA-	2.10%	07/29/2013	N/A	569,369
200,000	Royal Bank of Scotland Group PLC (United Kingdom)	BB+	5.00%	11/12/2013	N/A	199,940
789,000	Royal Bank of Scotland PLC, Series 2 (United Kingdom)(a)	A	3.40%	08/23/2013	N/A	801,144
700,000	UBS AG, Series BKNT (Switzerland)	A	2.25%	08/12/2013	N/A	702,402
339,000	US Bancorp	A	2.00%	06/14/2013	N/A	345,122
650,000	US Bancorp, Series MTN	A	1.38%	09/13/2013	08/13/13 @ 100	656,869
325,000	US Bancorp, Series MTN	A	1.13%	10/30/2013	09/30/13 @ 100	327,126
1,470,000	Wachovia Corp., Series MTN	A+	5.50%	05/01/2013	N/A	1,549,715
300,000	Wachovia Corp., Series MTN	A+	5.70%	08/01/2013	N/A	319,732
1,488,000	Wells Fargo & Co.	A+	4.38%	01/31/2013	N/A	1,540,549
779,000	Wells Fargo & Co.	A	4.95%	10/16/2013	N/A	822,376
						34,429,221

	Beverages - 2.3%
469,000	Anheuser-Busch InBev Worldwide, Inc.	A-	2.50%	03/26/2013	N/A	478,807
500,000	Coca-Cola Co.	A+	0.75%	11/15/2013	N/A	502,731
400,000	Coca-Cola HBC Finance BV (Netherlands)	A-	5.13%	09/17/2013	N/A	420,796
279,000	Diageo Capital PLC (United Kingdom)	A-	5.20%	01/30/2013	N/A	291,023
300,000	Diageo Finance BV (Netherlands)	A-	5.50%	04/01/2013	N/A	316,099
452,000	PepsiCo, Inc.	A-	4.65%	02/15/2013	N/A	470,239
300,000	PepsiCo, Inc.	A-	0.88%	10/25/2013	N/A	301,216
						2,780,911

	Building Materials - 0.4%
400,000	CRH America, Inc.	BBB+	5.30%	10/15/2013	N/A	419,994

	Chemicals - 1.0%
339,000	EI du Pont de Nemours & Co.	A	5.00%	07/15/2013	N/A	358,585
356,000	ICI Wilmington, Inc.	BBB+	5.63%	12/01/2013	N/A	374,950
410,000	PPG Industries, Inc.	BBB+	5.75%	03/15/2013	N/A	429,019
						1,162,554

	Commercial Services - 0.3%
400,000	Block Financial, LLC	BBB	7.88%	01/15/2013	N/A	417,576

	Computers - 5.2%
400,000	Computer Sciences Corp.(a)	BBB+	5.50%	03/15/2013	N/A	415,000
420,000	Dell, Inc.	A-	4.70%	04/15/2013	N/A	437,717
300,000	Dell, Inc.	A-	1.40%	09/10/2013	N/A	303,039
851,000	Hewlett-Packard Co.	BBB+	4.50%	03/01/2013	N/A	882,134
900,000	Hewlett-Packard Co.	BBB+	1.25%	09/13/2013	N/A	903,580
489,000	HP Enterprise Services, LLC, Series B	BBB+	6.00%	08/01/2013	N/A	521,782
400,000	International Business Machines Corp.	A+	2.10%	05/06/2013	N/A	408,038
600,000	International Business Machines Corp., Series A	A+	7.50%	06/15/2013	N/A	652,007
900,000	International Business Machines Corp.	A+	1.00%	08/05/2013	N/A	907,160
650,000	International Business Machines Corp.	A+	6.50%	10/15/2013	N/A	712,210
						6,142,667

	Diversified Financial Services - 16.4%
800,000	American Express Co.	BBB+	4.88%	07/15/2013	N/A	841,504
800,000	American Express Credit Corp., Series MTN	BBB+	5.88%	05/02/2013	N/A	844,063
1,330,000	American Express Credit Corp., Series C	BBB+	7.30%	08/20/2013	N/A	1,446,195
300,000	Capital One Bank USA NA	BBB	6.50%	06/13/2013	N/A	315,866
339,000	Caterpillar Financial Services Corp., Series MTN	A	4.25%	02/08/2013	N/A	351,275
200,000	Caterpillar Financial Services Corp., Series MTN	A	6.20%	09/30/2013	N/A	217,415
279,000	CME Group, Inc.	AA-	5.40%	08/01/2013	N/A	296,876
339,000	Credit Suisse USA, Inc.	A+	5.50%	08/15/2013	N/A	356,423
1,139,000	General Electric Capital Corp.	AA+	2.80%	01/08/2013	N/A	1,161,012
1,690,000	General Electric Capital Corp., Series MTNA	AA+	5.45%	01/15/2013	N/A	1,761,588
989,000	General Electric Capital Corp.	AA+	4.80%	05/01/2013	N/A	1,033,863
1,352,000	General Electric Capital Corp.	AA+	1.88%	09/16/2013	N/A	1,370,832
300,000	General Electric Capital Corp., Series GMTN	AA+	5.40%	09/20/2013	N/A	320,161
839,000	HSBC Finance Corp.	A	4.75%	07/15/2013	N/A	869,534
400,000	International Lease Finance Corp.	BBB-	6.38%	03/25/2013	N/A	411,000
800,000	International Lease Finance Corp.	BBB-	5.88%	05/01/2013	N/A	822,000
1,000,000	International Lease Finance Corp., Series MTN	BBB-	5.63%	09/20/2013	N/A	1,022,500
800,000	International Lease Finance Corp., Series MTN	BBB-	6.63%	11/15/2013	N/A	830,000
600,000	John Deere Capital Corp.	A	5.10%	01/15/2013	N/A	624,298
452,000	John Deere Capital Corp., Series MTN	A	4.90%	09/09/2013	N/A	482,215
350,000	MBNA Corp.	A-	6.13%	03/01/2013	N/A	362,439
1,401,000	Merrill Lynch & Co., Inc.	A-	5.45%	02/05/2013	N/A	1,439,156
400,000	Merrill Lynch & Co., Inc., Series MTN	A-	6.15%	04/25/2013	N/A	415,882
339,000	National Rural Utilities Cooperative Finance Corp.	A+	5.50%	07/01/2013	N/A	360,953
339,000	NYSE Euronext	A+	4.80%	06/28/2013	N/A	356,336
452,000	SLM Corp., Series MTNA	BBB-	5.00%	10/01/2013	N/A	463,978
700,000	Toyota Motor Credit Corp., Series MTN	AA-	1.38%	08/12/2013	N/A	708,390
						19,485,754

	Electric - 0.7%
339,000	Consolidated Edison Co. of New York, Inc., Series 02-B	A-	4.88%	02/01/2013	N/A	352,240
300,000	Georgia Power Co.	A	1.30%	09/15/2013	N/A	303,529
182,000	NiSource Finance Corp.	BBB-	6.15%	03/01/2013	N/A	191,691
						847,460

	Electronics - 0.5%
300,000	Honeywell International, Inc.	A	4.25%	03/01/2013	N/A	311,578
320,000	Koninklijke Philips Electronics NV (Netherlands)	A-	4.63%	03/11/2013	N/A	333,347
						644,925

	Food - 2.7%
200,000	General Mills, Inc.	BBB+	5.25%	08/15/2013	N/A	212,977
500,000	HJ Heinz Co.	BBB+	5.35%	07/15/2013	N/A	531,959
450,000	Kellogg Co.	BBB+	4.25%	03/06/2013	N/A	466,189
300,000	Kraft Foods, Inc.	BBB-	6.00%	02/11/2013	N/A	314,981
400,000	Kraft Foods, Inc.	BBB-	2.63%	05/08/2013	N/A	408,442
339,000	Kraft Foods, Inc.	BBB-	5.25%	10/01/2013	N/A	360,723
200,000	Kroger Co.	BBB	5.50%	02/01/2013	N/A	208,601
700,000	Sara Lee Corp.	BBB	3.88%	06/15/2013	N/A	723,881
						3,227,753

	Health Care Services - 0.2%
200,000	UnitedHealth Group, Inc.	A-	4.88%	02/15/2013	N/A	207,989

	Health Care Products - 0.2%
200,000	Covidien International Finance SA (Luxembourg)	A	1.88%	06/15/2013	N/A	202,660

	Home Furnishings - 0.2%
200,000	Whirlpool Corp., Series MTN	BBB-	5.50%	03/01/2013	N/A	208,042

	Household Products & Housewares - 0.5%
250,000	Clorox Co.	BBB+	5.00%	03/01/2013	N/A	260,003
350,000	Kimberly-Clark Corp.	A	5.00%	08/15/2013	N/A	371,978
						631,981

	Housewares - 0.2%
200,000	Newell Rubbermaid, Inc.	BBB-	5.50%	04/15/2013	N/A	209,311

	Insurance - 5.5%
200,000	Aegon NV (Netherlands)	A-	4.75%	06/01/2013	N/A	204,915
1,039,000	Allstate Life Global Funding Trusts, Series MTN	A+	5.38%	04/30/2013	N/A	1,095,330
400,000	American International Group, Inc.	A-	4.25%	05/15/2013	N/A	408,665
400,000	Berkshire Hathaway Finance Corp.	AA+	4.50%	01/15/2013	N/A	414,323
452,000	Berkshire Hathaway Finance Corp.	AA+	4.60%	05/15/2013	N/A	473,727
339,000	Berkshire Hathaway Finance Corp.	AA+	5.00%	08/15/2013	N/A	360,897
500,000	Berkshire Hathaway Finance Corp.	AA+	4.63%	10/15/2013	N/A	530,750
600,000	Berkshire Hathaway, Inc., Series 0001	AA+	2.13%	02/11/2013	N/A	610,209
400,000	MetLife, Inc.	A-	5.00%	11/24/2013	N/A	427,729
400,000	Principal Life Income Funding Trusts, Series MTN	A	5.30%	04/24/2013	N/A	420,378
339,000	Prudential Financial, Inc., Series MTN	A	2.75%	01/14/2013	N/A	344,491
100,000	Prudential Financial, Inc., Series MTN	A	5.15%	01/15/2013	N/A	103,718
500,000	Prudential Financial, Inc., Series MTNB	A	4.50%	07/15/2013	N/A	519,947
600,000	Travelers Property Casualty Corp.	A	5.00%	03/15/2013	N/A	626,406
						6,541,485

	Iron & Steel - 0.7%
794,000	ArcelorMittal (Luxembourg)	BBB-	5.38%	06/01/2013	N/A	823,960

	Lodging - 0.6%
600,000	Wynn Las Vegas, LLC / Wynn Las Vegas Capital Corp.	BBB-	7.88%	11/01/2017	11/01/13 @ 104	668,250

	Machinery-Diversified - 0.4%
400,000	Roper Industries, Inc.	BBB	6.63%	08/15/2013	N/A	427,534

	Media - 1.9%
679,000	Comcast Cable Communications Holdings, Inc.	BBB+	8.38%	03/15/2013	N/A	732,269
200,000	COX Communications, Inc.	BBB	4.63%	06/01/2013	N/A	209,700
250,000	Thomson Reuters Corp. (Canada)	A-	5.95%	07/15/2013	N/A	265,012
652,000	Time Warner Cable, Inc.	BBB	6.20%	07/01/2013	N/A	698,422
339,000	Walt Disney Co.	A	4.50%	12/15/2013	N/A	363,118
						2,268,521

	Mining - 1.2%
375,000	Alcoa, Inc.	BBB-	6.00%	07/15/2013	N/A	398,980
219,000	Barrick Gold Financeco, LLC	A-	6.13%	09/15/2013	N/A	236,162
500,000	Rio Tinto Alcan, Inc. (Canada)	A-	4.50%	05/15/2013	N/A	520,378
200,000	Teck Resources Ltd. (Canada)	BBB	10.25%	05/15/2016	05/15/13 @ 105	230,369
						1,385,889

	Miscellaneous Manufacturing - 2.9%
452,000	3M Co., Series MTN	AA-	4.38%	08/15/2013	N/A	477,810
2,339,000	General Electric Co.	AA+	5.00%	02/01/2013	N/A	2,434,686
150,000	Ingersoll-Rand Global Holding Co. Ltd. (Bermuda)	BBB+	6.00%	08/15/2013	N/A	160,669
369,000	Tyco International Finance SA (Luxembourg)	A-	6.00%	11/15/2013	N/A	400,073
						3,473,238

	Oil & Gas - 3.2%
560,000	Apache Corp.	A-	5.25%	04/15/2013	N/A	589,395
1,455,000	BP Capital Markets PLC (United Kingdom)	A	5.25%	11/07/2013	N/A	1,563,688
350,000	ConocoPhillips Australia Funding Co.	A	5.50%	04/15/2013	N/A	368,897
380,000	EnCana Corp. (Canada)	BBB	4.75%	10/15/2013	N/A	399,605
589,000	Shell International Finance BV (Netherlands)	AA	1.88%	03/25/2013	N/A	598,876
279,000	Transocean, Inc. (Cayman Islands)	BBB-	5.25%	03/15/2013	N/A	287,480
						3,807,941

	Pharmaceuticals - 4.2%
600,000	Bristol-Myers Squibb Co.	A+	5.25%	08/15/2013	N/A	640,731
1,401,000	GlaxoSmithKline Capital, Inc.	A+	4.85%	05/15/2013	N/A	1,475,103
240,000	McKesson Corp.	A-	5.25%	03/01/2013	N/A	250,295
450,000	Medco Health Solutions, Inc.	BBB+	7.25%	08/15/2013	N/A	484,968
500,000	Merck & Co., Inc.(a)	AA	4.38%	02/15/2013	N/A	518,885
400,000	Merck & Co., Inc.	AA	5.30%	12/01/2013	N/A	433,738
726,000	Novartis Capital Corp.	AA-	1.90%	04/24/2013	N/A	738,721
400,000	Wyeth	AA	5.50%	03/15/2013	N/A	421,100
						4,963,541

	Pipelines - 0.8%
350,000	CenterPoint Energy Resources Corp., Series B	BBB+	7.88%	04/01/2013	N/A	373,732
200,000	Kinder Morgan Energy Partners, LP	BBB	5.00%	12/15/2013	N/A	211,302
400,000	Spectra Energy Capital, LLC	BBB	6.25%	02/15/2013	N/A	419,823
						1,004,857

	Real Estate Investment Trusts - 0.2%
200,000	Boston Properties, LP	A-	6.25%	01/15/2013	N/A	208,216

	Retail - 3.2%
200,000	Best Buy Co., Inc.	BBB-	6.75%	07/15/2013	N/A	211,641
489,000	Home Depot, Inc.	A-	5.25%	12/16/2013	N/A	529,882
550,000	Target Corp.	A+	4.00%	06/15/2013	N/A	573,360
939,000	Walgreen Co.	A	4.88%	08/01/2013	N/A	998,026
452,000	Wal-Mart Stores, Inc.	AA	4.25%	04/15/2013	N/A	470,931
712,000	Wal-Mart Stores, Inc.	AA	4.55%	05/01/2013	N/A	746,232
300,000	Wal-Mart Stores, Inc.	AA	0.75%	10/25/2013	N/A	301,144
						3,831,216

	Software - 0.9%
650,000	Microsoft Corp.	AAA	0.88%	09/27/2013	N/A	655,552
379,000	Oracle Corp.	A	4.95%	04/15/2013	N/A	398,463
						1,054,015

	Telecommunications - 8.7%
1,368,000	AT&T, Inc.	A-	4.95%	01/15/2013	N/A	1,419,690
942,000	AT&T, Inc.	A-	6.70%	11/15/2013	N/A	1,036,587
600,000	British Telecommunications PLC (United Kingdom)	BBB	5.15%	01/15/2013	N/A	623,039
700,000	Cellco Partnership / Verizon Wireless Capital, LLC	A-	7.38%	11/15/2013	N/A	777,219
952,000	Deutsche Telekom International Finance BV (Netherlands)	BBB+	5.25%	07/22/2013	N/A	1,002,249
400,000	Deutsche Telekom International Finance BV (Netherlands)	BBB+	5.88%	08/20/2013	N/A	426,192
200,000	Embarq Corp.	BB	6.74%	06/01/2013	N/A	209,573
400,000	Qwest Communications International, Inc.	BB	7.13%	04/01/2018	04/01/13 @ 104	430,000
652,000	Telecom Italia Capital SA (Luxembourg)	BBB	5.25%	11/15/2013	N/A	663,410
400,000	Telefonica Emisiones SAU (Spain)	BBB+	5.86%	02/04/2013	N/A	413,535
900,000	Telefonica Emisiones SAU (Spain)	BBB+	2.58%	04/26/2013	N/A	900,045
200,000	Verizon Communications, Inc.	A-	4.35%	02/15/2013	N/A	207,255
957,000	Verizon Communications, Inc.	A-	5.25%	04/15/2013	N/A	1,007,014
400,000	Verizon Global Funding Corp.	A-	4.38%	06/01/2013	N/A	418,729
400,000	Verizon Virginia, Inc., Series A	A-	4.63%	03/15/2013	N/A	415,860
400,000	Vodafone Group PLC (United Kingdom)	A-	5.00%	12/16/2013	N/A	429,445
						10,379,842

	Transportation - 0.5%
592,000	United Parcel Service, Inc.	AA-	4.50%	01/15/2013	N/A	613,538

	Water - 0.1%
150,000	Veolia Environnement SA (France)	BBB+	5.25%	06/03/2013	N/A	156,856

	Total Corporate Bonds - 98.7%
	(Cost $116,504,504)					117,260,277

Number
of Shares	Description					Value
	Investments of Collateral for Securities Loaned - 1.0%
1,232,786	BNY Mellon Securities Lending Overnight Fund, 0.182%(b) (c)					$1,232,786
	(Cost $1,232,786)

	Total Investments - 99.7%
	(Cost $117,737,290)					118,493,063
	Other Assets in excess of Liabilities - 0.3%					382,667
	Net Assets - 100.0%					$ 118,875,730

AG - Stock Corporation
BV - Limited Liability Company
LLC - Limited Liability Company
LP - Limited Partnership
N/A- Not Applicable
NV - Publicly Traded Company
PLC - Public Limited Company
SA - Corporation
SAU - Incorporated with Limited Liability

*
Ratings shown are per Standard & Poor's, Moody's or Fitch.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.
(a)	Security, or portion thereof, was on loan at February 29, 2012.
(b)	At February 29, 2012, the total market value of the Fund's securities on loan was $1,203,621 and the total market value of the collateral held by the Fund was $1,232,786.
(c)	Interest rate shown reflects yield as of February 29, 2012.

See previously submitted notes to financial statements for the period ended November 30, 2011.

BSCD | Guggenheim BulletShares 2013 Corporate Bond ETF

Country Allocation***
United States	80.6%
Canada	4.5%
United Kingdom	4.4%
Netherlands	2.8%
Switzerland	2.3%
Germany	2.0%
Luxembourg	1.8%
Spain	1.1%
Cayman Islands	0.3%
Bermuda	0.1%
France	0.1%
*** Subject to change daily. Based on corporate bonds.

At February 29, 2012, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$117,737,290	$795,700	$(39,927)	$755,773

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs
(e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The
Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the Board of Trustees.
The Fund did not have any Level 3 securities at February 29, 2012.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of February 29, 2012.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$-	117,260	$-	$117,260
Investments of Collateral for Securities Loaned	1,233	-	-	1,233
Total	$1,233	$117,260	$-	$118,493

There were no transfers between levels.

BSCE Guggenheim BulletShares 2014 Corporate Bond ETF
Portfolio of Investments
February 29, 2012 (unaudited)

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Long-Term Investments - 98.8%
	Corporate Bonds - 98.8%
	Advertising - 0.9%
$600,000	WPP Finance (United Kingdom)	BBB	8.00%	09/15/2014	N/A	$ 693,360
333,000	WPP Finance (United Kingdom)(a)	BBB	4.75%	11/21/2021	N/A	355,626
						1,048,986

	Aerospace & Defense - 0.8%
100,000	Boeing Co.	A	5.00%	03/15/2014	N/A	109,225
733,000	General Dynamics Corp.	A	5.25%	02/01/2014	N/A	798,565
						907,790

	Agriculture - 0.9%
350,000	Altria Group, Inc.	BBB	7.75%	02/06/2014	N/A	394,254
527,000	Philip Morris International, Inc.	A	6.88%	03/17/2014	N/A	594,122
						988,376

	Auto Manufacturers - 0.5%
500,000	PACCAR, Inc.	A+	6.88%	02/15/2014	N/A	558,527

	Banks - 31.2%
700,000	Abbey National Treasury Services PLC (United Kingdom)	A+	2.88%	04/25/2014	N/A	697,812
1,040,000	Bank of America Corp.	A-	7.38%	05/15/2014	N/A	1,124,658
500,000	Bank of America Corp.	A-	5.38%	06/15/2014	N/A	524,400
700,000	Bank of America Corp.	A-	5.13%	11/15/2014	N/A	724,847
250,000	Bank of New York Mellon Corp.	A+	4.30%	05/15/2014	N/A	268,165
500,000	Barclays Bank PLC (United Kingdom)	A+	2.38%	01/13/2014	N/A	500,888
1,300,000	Barclays Bank PLC (United Kingdom)	A+	5.20%	07/10/2014	N/A	1,381,143
80,000	BB&T Corp.	A-	2.05%	04/28/2014	03/28/14 @ 100	81,669
300,000	BB&T Corp.	A-	5.70%	04/30/2014	N/A	329,978
775,000	BBVA US Senior SAU (Spain)	A	3.25%	05/16/2014	N/A	763,243
614,000	Capital One Financial Corp.	BBB	7.38%	05/23/2014	N/A	683,678
150,000	Capital One Financial Corp.	BBB	2.13%	07/15/2014	N/A	150,477
987,000	Citigroup, Inc.	A-	5.13%	05/05/2014	N/A	1,041,577
1,232,000	Citigroup, Inc.	A-	6.38%	08/12/2014	N/A	1,337,237
1,676,000	Citigroup, Inc.	BBB+	5.00%	09/15/2014	N/A	1,745,839
768,000	Citigroup, Inc.	A-	5.50%	10/15/2014	N/A	825,342
500,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank (Netherlands)	AA	1.85%	01/10/2014	N/A	503,940
250,000	Credit Suisse New York (Switzerland)	A+	2.20%	01/14/2014	N/A	252,156
850,000	Credit Suisse New York (Switzerland)	A+	5.50%	05/01/2014	N/A	910,272
500,000	Deutsche Bank (Germany)	A+	3.88%	08/18/2014	N/A	522,621
758,000	Goldman Sachs Group, Inc.	A-	5.15%	01/15/2014	N/A	798,796
1,232,000	Goldman Sachs Group, Inc., Series MTN	A-	6.00%	05/01/2014	N/A	1,324,692
800,000	Goldman Sachs Group, Inc.	A-	5.00%	10/01/2014	N/A	844,879
450,000	Goldman Sachs Group, Inc.	A-	5.50%	11/15/2014	N/A	483,413
700,000	HSBC Bank USA	A	4.63%	04/01/2014	N/A	740,391
250,000	JPMorgan Chase & Co., Series MTN	A	5.38%	01/15/2014	N/A	269,506
700,000	JPMorgan Chase & Co., Series MTN	A	2.05%	01/24/2014	N/A	713,990
500,000	JPMorgan Chase & Co.	A-	4.88%	03/15/2014	N/A	534,137
1,233,000	JPMorgan Chase & Co.	A	4.65%	06/01/2014	N/A	1,324,513
1,068,000	JPMorgan Chase & Co.	A-	5.13%	09/15/2014	N/A	1,145,049
250,000	KeyBank NA, Series BKNT	BBB+	5.80%	07/01/2014	N/A	270,696
700,000	Morgan Stanley	A-	2.88%	01/24/2014	N/A	695,525
1,636,000	Morgan Stanley	BBB+	4.75%	04/01/2014	N/A	1,656,028
1,000,000	Morgan Stanley	A-	6.00%	05/13/2014	N/A	1,048,386
550,000	Morgan Stanley	A-	2.88%	07/28/2014	N/A	546,197
1,000,000	Morgan Stanley	A-	4.20%	11/20/2014	N/A	1,004,372
500,000	PNC Funding Corp.	A-	3.00%	05/19/2014	N/A	519,794
600,000	Royal Bank of Canada (Canada)	AA-	1.13%	01/15/2014	N/A	603,860
690,000	Royal Bank of Canada (Canada)	AA-	1.45%	10/30/2014	N/A	701,820
300,000	Royal Bank of Scotland Group PLC (United Kingdom)	BB+	5.00%	10/01/2014	N/A	294,495
200,000	Royal Bank of Scotland Group PLC (United Kingdom)	A	3.25%	01/11/2014	N/A	200,795
150,000	State Street Corp.	A+	4.30%	05/30/2014	N/A	160,516
500,000	Toronto-Dominion Bank (Canada)	AA-	1.38%	07/14/2014	N/A	508,870
250,000	UBS AG (Switzerland)	A	2.25%	01/28/2014	N/A	250,108
500,000	US Bancorp, Series MTN	A	2.88%	11/20/2014	N/A	523,257
250,000	US Bank NA, Series BKNT	A	6.30%	02/04/2014	N/A	274,220
250,000	US Bank NA, Series BKNT	A	4.95%	10/30/2014	N/A	273,879
500,000	Wachovia Bank NA, Series BKNT	A+	4.80%	11/01/2014	N/A	538,363
500,000	Wachovia Corp.	A	4.88%	02/15/2014	N/A	527,511
445,000	Wachovia Corp.	A	5.25%	08/01/2014	N/A	480,692
500,000	Wells Fargo & Co.	A	4.63%	04/15/2014	N/A	529,808
568,000	Wells Fargo & Co., Series I	A+	3.75%	10/01/2014	N/A	606,427
700,000	Wells Fargo & Co.	A	5.00%	11/15/2014	N/A	751,439
						35,516,366

	Beverages - 3.2%
500,000	Anheuser-Busch InBev Worldwide, Inc.	A-	1.50%	07/14/2014	N/A	508,206
600,000	Anheuser-Busch InBev Worldwide, Inc.	A-	5.38%	11/15/2014	N/A	671,719
32,000	Beam, Inc.	BBB-	6.38%	06/15/2014	N/A	35,346
445,000	Bottling Group, LLC	A	6.95%	03/15/2014	N/A	501,615
475,000	Coca-Cola Co.	A+	3.63%	03/15/2014	N/A	504,950
150,000	Coca-Cola Refreshments USA, Inc.	A+	7.38%	03/03/2014	N/A	169,873
527,000	Diageo Capital PLC (United Kingdom)	A-	7.38%	01/15/2014	N/A	590,394
600,000	PepsiCo, Inc.	A-	3.75%	03/01/2014	N/A	638,839
						3,620,942

	Biotechnology - 1.6%
600,000	Amgen, Inc.	A+	1.88%	11/15/2014	N/A	614,306
500,000	Amgen, Inc.	A+	4.85%	11/18/2014	N/A	549,142
600,000	Gilead Sciences, Inc.	A-	2.40%	12/01/2014	N/A	622,205
						1,785,653

	Chemicals - 1.8%
987,000	Dow Chemical Co.	BBB	7.60%	05/15/2014	N/A	1,122,315
500,000	Ecolab, Inc.	BBB+	2.38%	12/08/2014	N/A	517,186
100,000	Potash Corp. of Saskatchewan, Inc. (Canada)	A-	5.25%	05/15/2014	N/A	109,531
300,000	Sherwin-Williams Co.	A	3.13%	12/15/2014	N/A	316,614
						2,065,646

	Commercial Services - 1.2%
100,000	RR Donnelley & Sons Co.	BB+	4.95%	04/01/2014	N/A	103,000
600,000	Western Union Co.	A-	6.50%	02/26/2014	N/A	658,459
600,000	Yale University, Series MTN	AAA	2.90%	10/15/2014	N/A	637,387
						1,398,846

	Computers - 3.9%
620,000	Dell, Inc.	A-	5.63%	04/15/2014	N/A	680,761
987,000	Hewlett-Packard Co.	BBB+	6.13%	03/01/2014	N/A	1,079,057
400,000	Hewlett-Packard Co.	BBB+	1.55%	05/30/2014	N/A	402,759
800,000	Hewlett-Packard Co.	BBB+	4.75%	06/02/2014	N/A	860,103
500,000	Hewlett-Packard Co.	BBB+	2.63%	12/09/2014	N/A	518,790
350,000	International Business Machines Corp.	A+	1.25%	05/12/2014	N/A	355,117
500,000	International Business Machines Corp.	A+	0.88%	10/31/2014	N/A	502,624
						4,399,211

	Cosmetics & Personal Care - 1.0%
400,000	Avon Products, Inc.	BBB+	5.63%	03/01/2014	N/A	427,518
600,000	Procter & Gamble Co.	AA-	0.70%	08/15/2014	N/A	602,660
100,000	Procter & Gamble Co.	AA-	4.95%	08/15/2014	N/A	110,912
						1,141,090

	Diversified Financial Services - 11.1%
400,000	American Express Co.	BBB+	7.25%	05/20/2014	N/A	450,922
945,000	American Express Credit Corp.	BBB+	5.13%	08/25/2014	N/A	1,035,907
987,000	Bear Stearns Cos., LLC	A	5.70%	11/15/2014	N/A	1,093,940
200,000	BlackRock, Inc.	A+	3.50%	12/10/2014	N/A	214,298
487,000	Caterpillar Financial Services Corp.	A	6.13%	02/17/2014	N/A	537,917
500,000	Caterpillar Financial Services Corp., Series MTN	A	1.38%	05/20/2014	N/A	507,868
200,000	Charles Schwab Corp.	A	4.95%	06/01/2014	N/A	218,023
100,000	CME Group, Inc.	AA-	5.75%	02/15/2014	N/A	109,417
250,000	Credit Suisse USA, Inc.	A+	5.13%	01/15/2014	N/A	264,546
950,000	General Electric Capital Corp.	AA+	2.10%	01/07/2014	N/A	969,409
568,000	General Electric Capital Corp.	AA+	5.90%	05/13/2014	N/A	627,238
200,000	General Electric Capital Corp., Series MTN	AA+	5.50%	06/04/2014	N/A	218,418
250,000	General Electric Capital Corp., Series MTN	AA+	5.65%	06/09/2014	N/A	274,172
800,000	General Electric Capital Corp., Series MTNA	AA+	4.75%	09/15/2014	N/A	869,121
1,000,000	General Electric Capital Corp., Series A	AA+	3.75%	11/14/2014	N/A	1,069,641
600,000	HSBC Finance Corp.	A	5.25%	01/15/2014	N/A	632,318
150,000	International Lease Finance Corp., Series MTN	BBB-	5.65%	06/01/2014	N/A	154,125
500,000	John Deere Capital Corp., Series MTN	A	1.60%	03/03/2014	N/A	509,538
700,000	Merrill Lynch & Co., Inc., Series MTNC	A-	5.00%	02/03/2014	N/A	724,133
787,000	Merrill Lynch & Co., Inc.	A-	5.45%	07/15/2014	N/A	819,165
305,000	National Rural Utilities Cooperative Finance Corp.	A+	4.75%	03/01/2014	N/A	328,875
250,000	SLM Corp., Series MTNA	BBB-	5.38%	05/15/2014	N/A	259,384
300,000	TD Ameritrade Holding Corp.	A	4.15%	12/01/2014	N/A	319,117
500,000	Toyota Motor Credit Corp.	AA-	1.25%	11/17/2014	N/A	506,991
						12,714,483

	Electric - 2.4%
50,000	CenterPoint Energy Houston Electric, LLC, Series U	A-	7.00%	03/01/2014	N/A	55,760
100,000	Commonwealth Edison Co.	A-	1.63%	01/15/2014	N/A	101,659
400,000	Duke Energy Corp.	BBB+	6.30%	02/01/2014	N/A	440,907
80,000	Duke Energy Corp.	BBB+	3.95%	09/15/2014	N/A	85,926
400,000	Exelon Generation Co., LLC	BBB	5.35%	01/15/2014	N/A	430,255
600,000	NiSource Finance Corp.	BBB-	5.40%	07/15/2014	N/A	654,570
568,000	Pacific Gas & Electric Co.	BBB	4.80%	03/01/2014	N/A	613,023
300,000	Southern California Edison Co.	A	5.75%	03/15/2014	N/A	330,091
						2,712,191

	Electronics - 0.6%
100,000	Amphenol Corp.	BBB	4.75%	11/15/2014	N/A	108,339
500,000	Honeywell International, Inc.	A	3.88%	02/15/2014	N/A	530,544
						638,883

	Food - 1.8%
600,000	ConAgra Foods, Inc.	BBB	5.88%	04/15/2014	N/A	658,212
150,000	Kraft Foods, Inc.	BBB-	6.75%	02/19/2014	N/A	166,394
300,000	Kroger Co.	BBB	7.50%	01/15/2014	N/A	335,707
100,000	Safeway, Inc.	BBB	6.25%	03/15/2014	N/A	110,416
400,000	Tyson Foods, Inc.	BBB-	10.50%	03/01/2014	N/A	468,000
350,000	Unilever Capital Corp.	A+	3.65%	02/15/2014	N/A	371,546
						2,110,275

	Forest Products & Paper - 0.1%
100,000	International Paper Co.	BBB	5.50%	01/15/2014	N/A	104,435

	Gas - 0.1%
100,000	Atmos Energy Corp.	BBB+	4.95%	10/15/2014	N/A	109,269
50,000	Sempra Energy	BBB+	2.00%	03/15/2014	N/A	51,076
						160,345

	Health Care Products - 1.0%
250,000	Boston Scientific Corp.	BBB-	5.45%	06/15/2014	N/A	269,534
500,000	Medtronic, Inc.	A+	4.50%	03/15/2014	N/A	537,914
350,000	St Jude Medical, Inc.	A	3.75%	07/15/2014	N/A	371,758
						1,179,206

	Health Care Services - 0.2%
200,000	WellPoint, Inc.	A-	5.00%	12/15/2014	N/A	218,250

	Holding Companies-Diversified - 0.4%
460,000	EnCana Holdings Finance Corp. (Canada)	BBB	5.80%	05/01/2014	N/A	499,372

	Home Furnishings - 0.4%
400,000	Whirlpool Corp.	BBB-	8.60%	05/01/2014	N/A	446,161

	Insurance - 3.3%
150,000	ACE INA Holdings, Inc.	A	5.88%	06/15/2014	N/A	165,506
400,000	Allstate Corp.	A-	5.00%	08/15/2014	N/A	435,735
150,000	American International Group, Inc.	A-	3.65%	01/15/2014	N/A	152,803
400,000	American International Group, Inc.	A-	4.25%	09/15/2014	N/A	414,542
550,000	Assurant, Inc.	BBB	5.63%	02/15/2014	N/A	582,673
400,000	CNA Financial Corp.	BBB-	5.85%	12/15/2014	N/A	428,092
700,000	MetLife, Inc.	A-	2.38%	02/06/2014	N/A	719,250
200,000	Prudential Financial, Inc., Series MTNB	A	4.75%	04/01/2014	N/A	212,257
400,000	Prudential Financial, Inc., Series MTNB	A	5.10%	09/20/2014	N/A	434,042
155,000	XL Group PLC (Ireland)	BBB+	5.25%	09/15/2014	N/A	164,180
						3,709,080

	Internet - 0.4%
400,000	Google, Inc.	AA-	1.25%	05/19/2014	N/A	407,671

	Iron & Steel - 0.4%
400,000	ArcelorMittal USA, LLC	BBB-	6.50%	04/15/2014	N/A	429,045

	Machinery-Construction & Mining - 0.2%
200,000	Caterpillar, Inc.	A	1.38%	05/27/2014	N/A	203,532

	Machinery-Diversified - 0.3%
300,000	Deere & Co.	A	6.95%	04/25/2014	N/A	339,554

	Media - 3.9%
500,000	Comcast Corp.	BBB+	5.30%	01/15/2014	N/A	540,546
405,000	COX Communications, Inc.	BBB	5.45%	12/15/2014	N/A	452,162
500,000	DIRECTV Holdings, LLC / DIRECTV Financing Co., Inc.	BBB	4.75%	10/01/2014	N/A	545,143
450,000	News America, Inc.	BBB+	5.30%	12/15/2014	N/A	499,908
600,000	Reed Elsevier Capital, Inc.	BBB+	7.75%	01/15/2014	N/A	667,073
200,000	Thomson Reuters Corp. (Canada)	A-	5.70%	10/01/2014	N/A	220,858
450,000	Time Warner Cable, Inc.	BBB	8.25%	02/14/2014	N/A	511,863
243,000	Time Warner Cable, Inc.	BBB	7.50%	04/01/2014	N/A	274,902
200,000	Viacom, Inc.	BBB+	4.38%	09/15/2014	N/A	216,409
500,000	Walt Disney Co., Series E	A	0.88%	12/01/2014	N/A	502,709
						4,431,573

	Mining - 0.6%
100,000	Rio Tinto Alcan, Inc. (Canada)	A-	5.20%	01/15/2014	N/A	107,462
202,000	Teck Resources Ltd. (Canada)	BBB	9.75%	05/15/2014	N/A	241,363
290,000	Teck Resources Ltd. (Canada)	BBB	10.75%	05/15/2019	05/15/14 @ 105	360,072
						708,897

	Miscellaneous Manufacturing - 0.7%
400,000	Illinois Tool Works, Inc.	A+	5.15%	04/01/2014	N/A	436,077
200,000	Ingersoll-Rand Global Holding Co., Ltd. (Bermuda)	BBB+	9.50%	04/15/2014	N/A	231,409
90,000	Tyco International Finance SA (Luxembourg)	A-	4.13%	10/15/2014	N/A	96,824
						764,310

	Office & Business Equipment - 0.2%
250,000	Xerox Corp.	BBB-	8.25%	05/15/2014	N/A	280,919

	Oil & Gas - 6.5%
400,000	Anadarko Petroleum Corp.	BBB-	7.63%	03/15/2014	N/A	444,355
600,000	BP Capital Markets PLC (United Kingdom)	A	3.63%	05/08/2014	N/A	635,453
500,000	BP Capital Markets PLC (United Kingdom)(b)	A	1.70%	12/05/2014	N/A	512,544
400,000	Canadian Natural Resources Ltd. (Canada)	BBB+	1.45%	11/14/2014	N/A	407,704
649,000	Chevron Corp.	AA	3.95%	03/03/2014	N/A	693,701
600,000	ConocoPhillips	A	4.75%	02/01/2014	N/A	647,868
380,000	Devon Energy Corp.	BBB+	5.63%	01/15/2014	N/A	413,977
600,000	Husky Energy, Inc. (Canada)	BBB+	5.90%	06/15/2014	N/A	655,402
500,000	Petrohawk Energy Corp.	BBB+	7.25%	08/15/2018	08/15/14 @ 104	574,375
1,213,000	Shell International Finance BV (Netherlands)	AA	4.00%	03/21/2014	N/A	1,296,520
500,000	Statoil ASA (Norway)	AA-	3.88%	04/15/2014	N/A	534,888
270,000	Statoil ASA (Norway)	AA-	2.90%	10/15/2014	N/A	284,291
350,000	Total Capital Canada Ltd. (Canada)	AA-	1.63%	01/28/2014	N/A	357,586
						7,458,664

	Pharmaceuticals - 4.2%
450,000	AstraZeneca PLC (United Kingdom)	AA-	5.40%	06/01/2014	N/A	499,284
400,000	Eli Lilly & Co.	AA-	4.20%	03/06/2014	N/A	427,994
500,000	Express Scripts, Inc.	BBB+	6.25%	06/15/2014	N/A	550,886
527,000	GlaxoSmithKline Capital, Inc.	A+	4.38%	04/15/2014	N/A	569,527
400,000	Mead Johnson Nutrition Co.	BBB-	3.50%	11/01/2014	N/A	416,438
690,000	Novartis Capital Corp.	AA-	4.13%	02/10/2014	N/A	737,635
400,000	Pfizer, Inc.	AA	4.50%	02/15/2014	N/A	431,318
40,000	Sanofi (France)	AA-	1.63%	03/28/2014	N/A	40,876
500,000	Sanofi (France)	AA-	1.20%	09/30/2014	N/A	508,587
608,000	Wyeth	AA	5.50%	02/01/2014	N/A	665,030
						4,847,575

	Pipelines - 0.5%
200,000	Enterprise Products Operating, LLC, Series O	BBB	9.75%	01/31/2014	N/A	230,111
200,000	Enterprise Products Operating, LLC, Series G	BBB	5.60%	10/15/2014	N/A	220,505
150,000	Kinder Morgan Energy Partners, LP	BBB	5.13%	11/15/2014	N/A	162,949
						613,565

	Real Estate Investment Trusts - 0.5%
300,000	ERP Operating, LP	BBB+	5.25%	09/15/2014	N/A	324,486
250,000	Simon Property Group, LP	A-	6.75%	05/15/2014	02/15/14 @ 100	275,498
						599,984

	Retail - 1.7%
450,000	AutoZone, Inc.	BBB	6.50%	01/15/2014	N/A	490,471
100,000	CVS Caremark Corp.	BBB+	4.88%	09/15/2014	N/A	109,976
50,000	Macy's Retail Holdings, Inc.	BBB-	5.75%	07/15/2014	N/A	55,038
691,000	Staples, Inc.	BBB	9.75%	01/15/2014	N/A	792,784
400,000	Wal-Mart Stores, Inc.	AA	1.63%	04/15/2014	N/A	410,495
100,000	Wal-Mart Stores, Inc.	AA	3.20%	05/15/2014	N/A	105,939
						1,964,703

	Semiconductors - 0.4%
400,000	Texas Instruments, Inc.	A+	1.38%	05/15/2014	N/A	406,958

	Software - 1.1%
200,000	CA, Inc.	BBB+	6.13%	12/01/2014	N/A	221,163
487,000	Microsoft Corp.	AAA	2.95%	06/01/2014	N/A	514,920
450,000	Oracle Corp.	A	3.75%	07/08/2014	N/A	483,171
						1,219,254

	Telecommunications - 8.3%
750,000	AT&T, Inc.	A-	4.85%	02/15/2014	N/A	809,609
690,000	AT&T, Inc.	A-	5.10%	09/15/2014	N/A	763,621
487,000	BellSouth Corp.	A-	5.20%	09/15/2014	N/A	538,883
1,595,000	Cellco Partnership / Verizon Wireless Capital, LLC	A-	5.55%	02/01/2014	N/A	1,735,561
600,000	Cisco Systems, Inc.	A+	1.63%	03/14/2014	N/A	613,877
400,000	Cisco Systems, Inc.	A+	2.90%	11/17/2014	N/A	425,423
300,000	Deutsche Telekom International Finance BV (Netherlands)	BBB+	4.88%	07/08/2014	N/A	322,300
825,000	France Telecom SA (France)	A-	4.38%	07/08/2014	N/A	882,796
250,000	Qwest Communications International, Inc., Series B	BB	7.50%	02/15/2014	02/15/12 @ 100	251,500
200,000	Qwest Corp.	BBB-	7.50%	10/01/2014	N/A	223,108
400,000	Rogers Communications, Inc. (Canada)	BBB	6.38%	03/01/2014	N/A	442,854
500,000	Telecom Italia Capital SA (Luxembourg)	BBB	6.18%	06/18/2014	N/A	516,250
300,000	Telecom Italia Capital SA (Luxembourg)	BBB	4.95%	09/30/2014	N/A	303,375
400,000	Verizon Communications, Inc.	A-	1.95%	03/28/2014	N/A	410,842
500,000	Verizon Communications, Inc.	A-	1.25%	11/03/2014	N/A	506,891
400,000	Virgin Media Secured Finance PLC (United Kingdom)	BBB-	6.50%	01/15/2018	01/15/14 @ 103	438,000
304,000	Vodafone Group PLC (United Kingdom)	A-	4.15%	06/10/2014	N/A	325,904
						9,510,794

	Transportation - 0.5%
300,000	Burlington Northern Santa Fe, LLC	BBB+	7.00%	02/01/2014	N/A	332,950
200,000	United Parcel Service, Inc.	AA-	3.88%	04/01/2014	N/A	213,357
						546,307

	Total Corporate Bonds - 98.8%
	(Cost $111,320,471)					112,657,419

Number
of Shares	Description					Value
	Investments of Collateral for Securities Loaned - 0.5%
525,000	BNY Mellon Securities Lending Overnight Fund, 0.182%(c) (d)					525,000
	(Cost $525,000)

	Total Investments - 99.3%
	(Cost $111,845,471)					113,182,419
	Other Assets in excess of Liabilities - 0.7%					813,331
	Net Assets - 100.0%					$ 113,995,750

AG - Stock Corporation
ASA - Stock Company
BV - Limited Liability Company
LLC - Limited Liability Company
LP - Limited Partnership
N/A- Not Applicable
PLC - Public Limited Company
SA - Corporation
SAU - Incorporated with Limited Liability

*
Ratings shown are per Standard & Poor's, Moody's or Fitch.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.
(a)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At February 29, 2012 these securities amounted to $355,626, which represents 0.3% of net assets.

(b)	Security, or portion thereof, was on loan at February 29, 2012.
(c)	At February 29, 2012, the total market value of the Fund's securities on loan was $512,544 and the total market value of the collateral held by the Fund was $525,000.
(d)	Interest rate shown reflects yield as of February 29, 2012.

See previously submitted notes to financial statements for the period ended November 30, 2011.

Country Allocation***
United States	81.6%
United Kingdom	6.3%
Canada	4.6%
Netherlands	1.9%
France	1.3%
Switzerland	1.2%
Luxembourg	0.8%
Norway	0.7%
Spain	0.7%
Germany	0.5%
Bermuda	0.2%
Ireland	0.2%

*** Subject to change daily. Based on total corporate bonds.

At February 29, 2012, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$111,845,471	$ 1,437,707	$(100,759)	$ 1,336,948

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  There are three different categories for valuations.  Level 1 valuations are those based upon quoted prices in active markets.  Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices).  Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the Board of Trustees. The Fund did not have any Level 3 securities at February 29, 2012.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of February 29, 2012:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$-	$112,657	$-	$112,657
Investments of Collateral for Securities Loaned	525	-	-	525
Total	$525	$112,657	$-	$113,182

There were no transfers between levels.

BSCF Guggenheim BulletShares 2015 Corporate Bond ETF
Portfolio of Investments
February 29, 2012 (unaudited)

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Long-Term Investments - 98.4%
	Corporate Bonds - 98.4%
	Aerospace & Defense - 1.8%
$150,000	Boeing Co.	A	3.50%	02/15/2015	N/A	$ 162,745
500,000	General Dynamics Corp.	A	1.38%	01/15/2015	N/A	509,614
560,000	Northrop Grumman Corp.	BBB	1.85%	11/15/2015	N/A	567,115
382,000	United Technologies Corp.	A	4.88%	05/01/2015	N/A	429,196
						1,668,670

	Agriculture - 0.7%
600,000	Altria Group, Inc.	BBB	4.13%	09/11/2015	N/A	658,189

	Banks - 35.3%
1,180,000	Bank of America Corp.	A-	4.50%	04/01/2015	N/A	1,198,743
775,000	Bank of America Corp.	A-	4.75%	08/01/2015	N/A	798,411
900,000	Bank of America Corp.	A-	3.70%	09/01/2015	N/A	899,813
200,000	Bank of New York Mellon Corp.	A+	3.10%	01/15/2015	N/A	210,741
300,000	Bank of New York Mellon Corp., Series MTNG	A	4.95%	03/15/2015	N/A	328,421
395,000	Bank of New York Mellon Corp.	A+	2.95%	06/18/2015	N/A	417,007
500,000	Bank of Nova Scotia (Canada)(a)	AA-	1.85%	01/12/2015	N/A	510,856
1,033,000	Bank of Nova Scotia (Canada)	AA-	3.40%	01/22/2015	N/A	1,098,811
400,000	Bank of Nova Scotia (Canada)(a)	AA-	2.05%	10/07/2015	N/A	411,408
800,000	Barclays Bank PLC (United Kingdom)	A+	3.90%	04/07/2015	N/A	829,818
300,000	BB&T Corp.	BBB+	5.20%	12/23/2015	N/A	331,531
147,000	BNP Paribas SA, Series MTN (France)(b)	AA-	3.31%	12/20/2014	N/A	147,161
1,205,000	BNP Paribas SA (France)	AA-	3.25%	03/11/2015	N/A	1,221,101
800,000	Canadian Imperial Bank of Commerce (Canada)	A+	2.35%	12/11/2015	N/A	818,149
150,000	Citigroup, Inc.	BBB+	4.88%	05/07/2015	N/A	155,518
1,088,000	Citigroup, Inc.	A-	4.75%	05/19/2015	N/A	1,153,773
600,000	Citigroup, Inc.	A-	4.70%	05/29/2015	N/A	634,697
1,000,000	Citigroup, Inc.	A-	4.59%	12/15/2015	N/A	1,060,097
800,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)	AA	2.13%	10/13/2015	N/A	800,822
550,000	Credit Suisse New York, Series MTN (Switzerland)	A+	3.50%	03/23/2015	N/A	571,223
657,000	Deutsche Bank AG (Germany)	Aa3	3.45%	03/30/2015	N/A	679,755
200,000	Dresdner Bank AG (Germany)(a)	BBB	7.25%	09/15/2015	N/A	204,170
200,000	First Horizon National Corp.	BBB-	5.38%	12/15/2015	N/A	209,719
1,286,000	Goldman Sachs Group, Inc.	A-	5.13%	01/15/2015	N/A	1,367,797
950,000	Goldman Sachs Group, Inc.	A-	3.70%	08/01/2015	N/A	969,657
1,236,000	JPMorgan Chase & Co.	A	3.70%	01/20/2015	N/A	1,313,119
380,000	JPMorgan Chase & Co.	A	4.75%	03/01/2015	N/A	411,957
500,000	JPMorgan Chase & Co.	A-	5.25%	05/01/2015	N/A	541,218
570,000	JPMorgan Chase & Co.	A	3.40%	06/24/2015	N/A	600,138
680,000	JPMorgan Chase & Co.	A-	5.15%	10/01/2015	N/A	738,170
200,000	KeyCorp, Series MTN	BBB+	3.75%	08/13/2015	N/A	210,925
1,000,000	Morgan Stanley, Series GMTN	A-	4.10%	01/26/2015	N/A	1,002,264
1,564,000	Morgan Stanley, Series MTN	A-	6.00%	04/28/2015	N/A	1,648,683
400,000	Morgan Stanley	A-	4.00%	07/24/2015	N/A	400,677
900,000	Morgan Stanley	A-	5.38%	10/15/2015	N/A	933,674
800,000	Morgan Stanley	A-	3.45%	11/02/2015	N/A	785,267
450,000	PNC Funding Corp.	A-	3.63%	02/08/2015	N/A	481,203
126,000	PNC Funding Corp.	A-	4.25%	09/21/2015	N/A	138,719
665,000	PNC Funding Corp.	BBB+	5.25%	11/15/2015	N/A	742,963
220,000	Regions Financial Corp.	BB+	5.75%	06/15/2015	N/A	227,027
300,000	Royal Bank of Canada, Series MTN (Canada)	AA-	2.63%	12/15/2015	N/A	314,661
50,000	Royal Bank of Scotland Group PLC (United Kingdom)	BB+	5.05%	01/08/2015	N/A	48,399
1,185,000	Royal Bank of Scotland Group PLC (United Kingdom)	A	4.88%	03/16/2015	N/A	1,230,933
813,000	Royal Bank of Scotland Group PLC (United Kingdom)	A	3.95%	09/21/2015	N/A	819,549
550,000	UBS AG, Series BKNT (Switzerland)	A	3.88%	01/15/2015	N/A	570,820
200,000	US Bancorp, Series MTN	A	3.15%	03/04/2015	N/A	211,782
300,000	US Bancorp	A	2.45%	07/27/2015	N/A	312,690
300,000	US Bank NA, Series BKNT	A	4.80%	04/15/2015	N/A	328,970
300,000	Wachovia Bank NA, Series BKNT	A+	4.88%	02/01/2015	N/A	324,710
200,000	Wachovia Bank NA, Series BKNT	A+	5.00%	08/15/2015	N/A	216,710
480,000	Wells Fargo & Co.	A+	3.63%	04/15/2015	N/A	514,751
800,000	Wells Fargo Bank NA, Series AI	A+	4.75%	02/09/2015	N/A	861,182
						32,960,360

	Beverages - 2.7%
830,000	Anheuser-Busch InBev Worldwide, Inc.	A-	4.13%	01/15/2015	N/A	905,062
350,000	Anheuser-Busch InBev Worldwide, Inc.	A-	3.63%	04/15/2015	N/A	377,121
300,000	Coca-Cola Co.	A+	1.50%	11/15/2015	N/A	308,238
500,000	Diageo Finance BV (Netherlands)	A-	3.25%	01/15/2015	N/A	532,160
100,000	Diageo Finance BV (Netherlands)	A-	5.30%	10/28/2015	N/A	114,606
300,000	PepsiCo, Inc.	A-	3.10%	01/15/2015	N/A	319,081
						2,556,268

	Biotechnology - 1.4%
160,000	Celgene Corp.	BBB+	2.45%	10/15/2015	N/A	164,496
255,000	Genentech, Inc.	AA-	4.75%	07/15/2015	N/A	284,239
600,000	Genzyme Corp.	AA-	3.63%	06/15/2015	N/A	650,758
220,000	Life Technologies Corp.	BBB	4.40%	03/01/2015	N/A	230,057
						1,329,550

	Building Materials - 0.2%
200,000	Masco Corp.	BBB-	4.80%	06/15/2015	N/A	203,045

	Chemicals - 1.6%
556,000	Dow Chemical Co.	BBB	5.90%	02/15/2015	N/A	628,007
280,000	EI du Pont de Nemours & Co.	A	3.25%	01/15/2015	N/A	299,817
380,000	Potash Corp. of Saskatchewan, Inc. (Canada)	A-	3.75%	09/30/2015	N/A	410,638
100,000	Praxair, Inc.	A	4.63%	03/30/2015	N/A	111,268
						1,449,730

	Computers - 1.5%
350,000	Dell, Inc.	A-	2.30%	09/10/2015	N/A	363,269
600,000	Hewlett-Packard Co.	BBB+	2.35%	03/15/2015	N/A	614,412
310,000	Hewlett-Packard Co.	BBB+	2.13%	09/13/2015	N/A	314,965
150,000	Hewlett-Packard Co.	BBB+	2.20%	12/01/2015	N/A	152,458
						1,445,104

	Cosmetics & Personal Care - 1.1%
200,000	Procter & Gamble Co.	AA-	3.50%	02/15/2015	N/A	215,713
100,000	Procter & Gamble Co.	AA-	3.15%	09/01/2015	N/A	108,016
300,000	Procter & Gamble Co.	AA-	1.80%	11/15/2015	N/A	310,954
300,000	Procter & Gamble Co.	AA-	4.85%	12/15/2015	N/A	347,003
						981,686

	Diversified Financial Services - 11.9%
750,000	American Express Credit Corp., Series MTN	BBB+	2.75%	09/15/2015	N/A	780,911
200,000	Ameriprise Financial, Inc.	A	5.65%	11/15/2015	N/A	227,666
300,000	Bear Stearns Cos., LLC	A	5.30%	10/30/2015	N/A	333,074
558,000	Credit Suisse USA, Inc.	A+	4.88%	01/15/2015	N/A	598,433
908,000	Credit Suisse USA, Inc.	A+	5.13%	08/15/2015	N/A	987,277
1,100,000	General Electric Capital Corp.	AA+	2.15%	01/09/2015	N/A	1,129,285
380,000	General Electric Capital Corp., Series MTN	AA+	4.88%	03/04/2015	N/A	416,688
300,000	General Electric Capital Corp., Series MTN	AA+	3.50%	06/29/2015	N/A	319,891
190,000	General Electric Capital Corp.	AA+	4.38%	09/21/2015	N/A	208,131
1,100,000	General Electric Capital Corp.	AA+	2.25%	11/09/2015	N/A	1,132,394
500,000	HSBC Finance Corp.	A	5.25%	04/15/2015	N/A	536,163
600,000	HSBC Finance Corp.	A	5.00%	06/30/2015	N/A	636,353
450,000	International Lease Finance Corp.	BBB-	8.63%	09/15/2015	N/A	501,188
200,000	Jefferies Group, Inc.	BBB	3.88%	11/09/2015	N/A	192,000
160,000	John Deere Capital Corp., Series MTN	A	2.95%	03/09/2015	N/A	170,486
533,000	Merrill Lynch & Co., Inc., Series MTNC	A-	5.00%	01/15/2015	N/A	548,921
600,000	Merrill Lynch & Co., Inc., Series MTNB	A-	5.30%	09/30/2015	N/A	623,765
856,000	Nomura Holdings, Inc. (Japan)	BBB+	5.00%	03/04/2015	N/A	898,827
500,000	ORIX Corp. (Japan)	A-	4.71%	04/27/2015	N/A	528,770
300,000	Toyota Motor Credit Corp., Series MTN	AA-	3.20%	06/17/2015	N/A	319,407
						11,089,630

	Electric - 2.3%
200,000	Constellation Energy Group, Inc.	BBB-	4.55%	06/15/2015	N/A	215,470
80,000	Dominion Resources, Inc., Series C	A-	5.15%	07/15/2015	N/A	90,251
330,000	Entergy Corp.	BBB-	3.63%	09/15/2015	N/A	336,354
560,000	Exelon Corp.	BBB-	4.90%	06/15/2015	N/A	610,421
160,000	NextEra Energy Capital Holdings, Inc.	BBB+	7.88%	12/15/2015	N/A	192,122
400,000	Scottish Power Ltd. (United Kingdom)	A-	5.38%	03/15/2015	N/A	434,611
200,000	Southern Power Co., Series D	BBB+	4.88%	07/15/2015	N/A	220,345
						2,099,574

	Electronics - 0.2%
150,000	Agilent Technologies, Inc.	BBB+	5.50%	09/14/2015	N/A	169,504

	Food - 0.9%
400,000	General Mills, Inc.	BBB+	5.20%	03/17/2015	N/A	447,710
400,000	Kroger Co.	BBB	3.90%	10/01/2015	N/A	436,990
						884,700

	Forest Products & Paper - 0.2%
180,000	Plum Creek Timberlands, LP	BBB	5.88%	11/15/2015	N/A	198,259

	Health Care Products - 1.6%
200,000	Baxter International, Inc.	A+	4.63%	03/15/2015	N/A	222,552
300,000	Boston Scientific Corp.	BBB-	4.50%	01/15/2015	N/A	321,658
540,000	Medtronic, Inc.	A+	3.00%	03/15/2015	N/A	574,714
200,000	Medtronic, Inc., Series B	A+	4.75%	09/15/2015	N/A	225,228
100,000	Stryker Corp.	A+	3.00%	01/15/2015	N/A	105,787
						1,449,939

	Health Care Services - 0.2%
200,000	Quest Diagnostics, Inc.	BBB+	5.45%	11/01/2015	N/A	224,615

	Household Products & Housewares - 0.2%
200,000	Clorox Co.	BBB+	5.00%	01/15/2015	N/A	218,674

	Insurance - 5.7%
200,000	ACE INA Holdings, Inc.	A	2.60%	11/23/2015	N/A	207,370
400,000	Aegon NV (Netherlands)	A-	4.63%	12/01/2015	N/A	421,434
600,000	American International Group, Inc.	A-	5.05%	10/01/2015	N/A	634,243
200,000	AON Corp.	BBB+	3.50%	09/30/2015	N/A	209,262
229,000	Berkshire Hathaway Finance Corp.	AA+	4.85%	01/15/2015	N/A	254,870
400,000	Berkshire Hathaway Finance Corp.	AA+	2.45%	12/15/2015	N/A	418,485
983,000	Berkshire Hathaway, Inc.	AA+	3.20%	02/11/2015	N/A	1,053,483
500,000	Manulife Financial Corp. (Canada)	A-	3.40%	09/17/2015	N/A	520,893
38,000	Marsh & McLennan Cos., Inc.	BBB-	5.75%	09/15/2015	N/A	42,152
300,000	MetLife, Inc.	A-	5.00%	06/15/2015	N/A	332,489
300,000	Metropolitan Life Global Funding I, Series REGS	AA-	2.50%	09/29/2015	N/A	308,323
206,000	Prudential Financial, Inc., Series MTN	A	3.88%	01/14/2015	N/A	217,883
400,000	Prudential Financial, Inc., Series MTN	A	4.75%	09/17/2015	N/A	436,127
250,000	Transatlantic Holdings, Inc.	BBB+	5.75%	12/14/2015	N/A	272,718
						5,329,732

	Internet - 0.2%
200,000	eBay, Inc.	A	1.63%	10/15/2015	N/A	204,529

	Iron & Steel - 0.9%
350,000	ArcelorMittal (Luxembourg)	BBB-	9.00%	02/15/2015	N/A	403,773
400,000	ArcelorMittal (Luxembourg)	BBB-	3.75%	08/05/2015	N/A	406,605
						810,378

	Lodging - 0.1%
70,000	Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp.	BBB-	7.75%	08/15/2020	08/15/15 @ 104	79,275

	Media - 3.7%
305,000	Comcast Corp.	BBB+	6.50%	01/15/2015	N/A	351,212
300,000	Comcast Corp.	BBB+	5.85%	11/15/2015	N/A	346,430
200,000	COX Communications, Inc.	BBB	5.50%	10/01/2015	N/A	226,639
648,000	DIRECTV Holdings, LLC / DIRECTV Financing Co., Inc.	BBB	3.55%	03/15/2015	N/A	688,265
620,000	Discovery Communications, LLC	BBB	3.70%	06/01/2015	N/A	665,093
300,000	TCI Communications, Inc.	BBB+	8.75%	08/01/2015	N/A	366,948
150,000	Time Warner Cable, Inc.	BBB	3.50%	02/01/2015	N/A	159,622
650,000	Time Warner, Inc.	BBB	3.15%	07/15/2015	N/A	690,851
						3,495,060

	Miscellaneous Manufacturing - 0.1%
120,000	Tyco International Finance SA (Luxembourg)	A-	3.38%	10/15/2015	N/A	125,954

	Office & Business Equipment - 0.4%
329,000	Xerox Corp.	BBB-	4.25%	02/15/2015	N/A	350,597

	Oil & Gas - 6.9%
958,000	BP Capital Markets PLC (United Kingdom)	A	3.88%	03/10/2015	N/A	1,039,718
900,000	BP Capital Markets PLC (United Kingdom)	A	3.13%	10/01/2015	N/A	964,483
534,000	ConocoPhillips	A	4.60%	01/15/2015	N/A	593,128
400,000	EOG Resources, Inc.	A-	2.95%	06/01/2015	N/A	424,201
500,000	Petrohawk Energy Corp.	BBB+	6.25%	06/01/2019	06/01/15 @ 103	567,500
610,000	Shell International Finance BV (Netherlands)	AA	3.10%	06/28/2015	N/A	657,349
600,000	Shell International Finance BV (Netherlands)	AA	3.25%	09/22/2015	N/A	650,979
300,000	Total Capital SA (France)	AA-	3.00%	06/24/2015	N/A	319,796
800,000	Total Capital SA (France)	AA-	3.13%	10/02/2015	N/A	858,237
350,000	Transocean, Inc. (Cayman Islands)	BBB-	4.95%	11/15/2015	N/A	378,846
						6,454,237

	Pharmaceuticals - 4.3%
500,000	Abbott Laboratories	AA	2.70%	05/27/2015	N/A	529,468
200,000	Medco Health Solutions, Inc.	BBB+	2.75%	09/15/2015	N/A	202,726
255,000	Merck & Co., Inc.	AA	4.75%	03/01/2015	N/A	284,971
400,000	Merck & Co., Inc.	AA	4.00%	06/30/2015	N/A	442,330
1,008,000	Novartis Capital Corp.	AA-	2.90%	04/24/2015	N/A	1,075,529
1,263,000	Pfizer, Inc.	AA	5.35%	03/15/2015	N/A	1,436,804
						3,971,828

	Pipelines - 1.0%
280,000	Energy Transfer Partners, LP	BBB-	5.95%	02/01/2015	N/A	306,944
130,000	TransCanada PipeLines Ltd. (Canada)	A-	3.40%	06/01/2015	N/A	139,422
440,000	Williams Partners, LP	BBB-	3.80%	02/15/2015	N/A	465,838
						912,204

	Real Estate Investment Trusts - 1.4%
400,000	American Tower Corp.	BB+	4.63%	04/01/2015	N/A	424,431
200,000	Simon Property Group, LP	A-	5.10%	06/15/2015	N/A	221,889
554,000	Simon Property Group, LP	A-	5.75%	12/01/2015	09/02/15 @ 100	629,858
						1,276,178

	Retail - 3.6%
200,000	AutoZone, Inc.	BBB	5.75%	01/15/2015	N/A	223,744
300,000	CVS Caremark Corp.	BBB+	3.25%	05/18/2015	N/A	319,312
400,000	Lowe's Cos., Inc.	A-	5.00%	10/15/2015	N/A	452,720
240,000	Macy's Retail Holdings, Inc.	BBB-	7.88%	07/15/2015	N/A	283,499
200,000	Wal-Mart Stores, Inc.	AA	2.88%	04/01/2015	N/A	212,286
408,000	Wal-Mart Stores, Inc.	AA	4.50%	07/01/2015	N/A	456,462
610,000	Wal-Mart Stores, Inc.	AA	2.25%	07/08/2015	N/A	638,796
750,000	Wal-Mart Stores, Inc.	AA	1.50%	10/25/2015	N/A	768,381
						3,355,200

	Software - 1.1%
340,000	Adobe Systems, Inc.	BBB+	3.25%	02/01/2015	N/A	358,892
660,000	Microsoft Corp.	AAA	1.63%	09/25/2015	N/A	681,518
						1,040,410

	Telecommunications - 4.9%
1,000,000	AT&T, Inc.	A-	2.50%	08/15/2015	N/A	1,045,632
250,000	France Telecom SA (France)	A-	2.13%	09/16/2015	N/A	254,531
500,000	Rogers Communications, Inc. (Canada)	BBB	7.50%	03/15/2015	N/A	582,083
366,000	Telecom Italia Capital SA (Luxembourg)	BBB	5.25%	10/01/2015	N/A	370,575
200,000	Telefonica Emisiones SAU (Spain)	BBB+	4.95%	01/15/2015	N/A	207,292
600,000	Telefonica Emisiones SAU (Spain)	BBB+	3.73%	04/27/2015	N/A	603,220
250,000	Verizon Communications, Inc.	A-	4.90%	09/15/2015	N/A	283,015
300,000	Vodafone Group PLC (United Kingdom)	A-	5.38%	01/30/2015	N/A	336,584
620,000	Vodafone Group PLC (United Kingdom)	A-	5.00%	09/15/2015	N/A	700,106
200,000	Vodafone Group PLC (United Kingdom)	A-	3.38%	11/24/2015	N/A	215,434
						4,598,472

	Transportation - 0.3%
250,000	CSX Corp.	BBB	6.25%	04/01/2015	N/A	288,828

	Total Corporate Bonds - 98.4%
	(Cost $89,993,546)					91,880,379

Number
of Shares	Description					Value
	Investments of Collateral for Securities Loaned - 1.2%
1,089,100	BNY Mellon Securities Lending Overnight Fund, 0.182%(c) (d)					1,089,100
	(Cost $1,089,100)

	Total Investments - 99.6%
	(Cost $91,082,646)					92,969,479
	Other Assets in excess of Liabilities - 0.4%					372,340
	Net Assets - 100.0%					$ 93,341,819

AG - Stock Corporation
BV - Limited Liability Company
LLC - Limited Liability Company
LP - Limited Partnership
N/A- Not Applicable
NV - Publicly Traded Company
PLC - Public Limited Company
SA - Corporation
SAU - Incorporated with Limited Liability

*
Ratings shown are per Standard & Poor's, Moody's or Fitch.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.
(a)	Security, or portion thereof, was on loan at February 29, 2012.
(b)	Floating or variable rate coupon. The rate shown is as of February 29, 2012.
(c)	At February 29, 2012, the total market value of the Fund's securities on loan was $1,061,878 and the total market value of the collateral held by the Fund was $1,089,100.
(d)	Interest rate shown reflects yield as of February 29, 2012.

See previously submitted notes to financial statements for the period ended November 30, 2011.

Country Allocation***
United States	74.6%
United Kingdom	7.2%
Canada	5.2%
Netherlands	3.5%
France	3.0%
Japan	1.6%
Luxembourg	1.4%
Switzerland	1.2%
Germany	1.0%
Spain	0.9%
Cayman Islands	0.4%

*** Subject to change daily. Based on total corporate bonds.

At February 29, 2012, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$ 91,082,646	$ 1,950,650	$ (63,817)	$ 1,886,833

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  There are three different categories for valuations.  Level 1 valuations are those based upon quoted prices in active markets.  Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices).  Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the Board of Trustees. The Fund did not have any Level 3 securities at February 29, 2012.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of February 29, 2012:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$-	$91,880	$-	$91,880
Investments of Collateral for Securities Loaned	1,089	-	-	1,089
Total	$1,089	$91,880	$-	$92,969

There were no transfers between levels.

BSCG Guggenheim BulletShares 2016 Corporate Bond ETF
Portfolio of Investments
February 29, 2012 (unaudited)

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Long-Term Investments - 98.7%
	Corporate Bonds - 98.7%
	Advertising - 0.4%
$300,000	Omnicom Group, Inc.	BBB+	5.90%	04/15/2016	N/A	$ 344,031

	Aerospace & Defense - 1.8%
300,000	Boeing Co.	A	3.75%	11/20/2016	N/A	333,023
300,000	General Dynamics Corp.	A	2.25%	07/15/2016	N/A	312,692
500,000	L-3 Communications Corp.	BBB-	3.95%	11/15/2016	N/A	526,242
500,000	Lockheed Martin Corp.	A-	2.13%	09/15/2016	N/A	509,222
						1,681,179

	Agriculture - 0.8%
100,000	Lorillard Tobacco Co.	BBB-	3.50%	08/04/2016	N/A	104,580
400,000	Philip Morris International, Inc.	A	2.50%	05/16/2016	N/A	420,715
200,000	Reynolds American, Inc.	BBB-	7.63%	06/01/2016	N/A	241,419
						766,714

	Auto Parts & Equipment - 0.2%
170,000	Johnson Controls, Inc.	BBB+	5.50%	01/15/2016	N/A	192,676

	Banks - 32.4%
300,000	Abbey National Treasury Services PLC (United Kingdom)	A+	4.00%	04/27/2016	N/A	295,151
900,000	Bank of America Corp., Series MTN	A-	3.63%	03/17/2016	N/A	891,167
1,000,000	Bank of America Corp., Series 1	A-	3.75%	07/12/2016	N/A	989,278
920,000	Bank of America Corp.	A-	6.50%	08/01/2016	N/A	995,416
300,000	Bank of America Corp.	A-	5.63%	10/14/2016	N/A	313,509
380,000	Bank of New York Mellon Corp., Series MTN	A+	2.50%	01/15/2016	N/A	391,454
250,000	Bank of New York Mellon Corp., Series MTN	A+	2.30%	07/28/2016	N/A	257,185
250,000	Bank of Nova Scotia (Canada)	AA-	2.90%	03/29/2016	N/A	261,939
708,000	Barclays Bank PLC, Series 1 (United Kingdom)	A+	5.00%	09/22/2016	N/A	763,076
200,000	BB&T Corp., Series MTN	A-	3.20%	03/15/2016	N/A	212,037
524,000	BB&T Corp., Series MTN	A-	3.95%	04/29/2016	N/A	569,504
900,000	BNP Paribas SA, Series MTN (France)	AA-	3.60%	02/23/2016	N/A	907,285
150,000	Capital One Financial Corp.	BBB	3.15%	07/15/2016	N/A	153,378
727,000	Capital One Financial Corp.	BBB-	6.15%	09/01/2016	N/A	779,532
384,000	Citigroup, Inc.	A-	5.30%	01/07/2016	N/A	414,771
700,000	Citigroup, Inc.	A-	3.95%	06/15/2016	N/A	724,291
800,000	Citigroup, Inc.	A-	5.85%	08/02/2016	N/A	876,497
800,000	Deutsche Bank AG, Series 1 (Germany)	A+	3.25%	01/11/2016	N/A	820,394
300,000	Fifth Third Bancorp	BBB	3.63%	01/25/2016	N/A	317,225
1,108,000	Goldman Sachs Group, Inc.	A-	5.35%	01/15/2016	N/A	1,175,212
1,400,000	Goldman Sachs Group, Inc.	A-	3.63%	02/07/2016	N/A	1,406,334
500,000	Goldman Sachs Group, Inc.	A-	5.75%	10/01/2016	N/A	538,833
942,000	JPMorgan Chase & Co.	A	2.60%	01/15/2016	N/A	953,416
975,000	JPMorgan Chase & Co.	A	3.45%	03/01/2016	N/A	1,013,719
1,650,000	JPMorgan Chase & Co.	A	3.15%	07/05/2016	N/A	1,700,609
300,000	JPMorgan Chase Bank NA, Series BKNT	A	5.88%	06/13/2016	N/A	330,530
1,000,000	Lloyds TSB Bank PLC (United Kingdom)	A	4.88%	01/21/2016	N/A	1,036,554
800,000	Morgan Stanley	A-	3.80%	04/29/2016	N/A	781,049
850,000	Morgan Stanley, Series MTN	A-	5.75%	10/18/2016	N/A	884,120
500,000	PNC Funding Corp.	A-	2.70%	09/19/2016	N/A	520,276
300,000	Royal Bank of Canada, Series MTN (Canada)	AA-	2.88%	04/19/2016	N/A	315,565
450,000	Royal Bank of Canada, Series MTN (Canada)	AA-	2.30%	07/20/2016	N/A	461,334
900,000	Royal Bank of Scotland PLC (United Kingdom)	A	4.38%	03/16/2016	N/A	921,527
300,000	State Street Corp.	A+	2.88%	03/07/2016	N/A	313,594
250,000	SunTrust Banks, Inc.	BBB	3.60%	04/15/2016	N/A	259,386
400,000	Svenska Handelsbanken AB (Sweden)	AA-	3.13%	07/12/2016	N/A	411,833
300,000	Toronto-Dominion Bank (Canada)	AA-	2.50%	07/14/2016	N/A	311,706
1,000,000	Toronto-Dominion Bank (Canada)	AA-	2.38%	10/19/2016	N/A	1,032,129
700,000	UBS AG (Switzerland)	BBB	5.88%	07/15/2016	N/A	739,670
250,000	US Bancorp	BBB+	3.44%	02/01/2016	N/A	258,707
500,000	US Bancorp, Series MTN	A	2.20%	11/15/2016	N/A	513,722
461,000	Wachovia Corp.	A	5.63%	10/15/2016	N/A	518,654
1,100,000	Wells Fargo & Co.	A+	3.68%	06/15/2016	N/A	1,179,918
100,000	Wells Fargo & Co.	A	5.13%	09/15/2016	N/A	110,719
500,000	Wells Fargo & Co.	A+	2.63%	12/15/2016	N/A	515,317
300,000	Wells Fargo Bank NA	A+	5.75%	05/16/2016	N/A	338,608
						29,476,130

	Beverages - 1.8%
45,000	Beam, Inc.	BBB-	5.38%	01/15/2016	N/A	49,995
100,000	Bottling Group, LLC	A	5.50%	04/01/2016	N/A	115,958
500,000	Coca-Cola Co.	A+	1.80%	09/01/2016	N/A	514,622
500,000	Diageo Capital PLC (United Kingdom)	A-	5.50%	09/30/2016	3/15/16 @ 100	580,796
80,000	Dr Pepper Snapple Group, Inc.	BBB	2.90%	01/15/2016	N/A	83,725
300,000	PepsiCo, Inc.	A-	2.50%	05/10/2016	N/A	316,104
						1,661,200

	Biotechnology - 1.4%
100,000	Amgen, Inc.	A+	2.30%	06/15/2016	N/A	102,381
500,000	Amgen, Inc.	A+	2.50%	11/15/2016	N/A	516,823
600,000	Gilead Sciences, Inc.	A-	3.05%	12/01/2016	N/A	632,516
						1,251,720

	Building Materials - 1.3%
306,000	CRH America, Inc.	BBB+	6.00%	09/30/2016	N/A	333,986
150,000	Lafarge SA (France)	BB+	6.50%	07/15/2016	N/A	156,323
493,000	Masco Corp.	BBB-	6.13%	10/03/2016	N/A	516,446
200,000	Owens Corning	BBB-	6.50%	12/01/2016	N/A	221,374
						1,228,129

	Chemicals - 1.3%
150,000	Dow Chemical Co.	BBB	2.50%	02/15/2016	N/A	154,704
500,000	Ecolab, Inc.	BBB+	3.00%	12/08/2016	N/A	526,067
300,000	El du Pont de Nemours & Co.	A	1.95%	01/15/2016	N/A	309,612
40,000	EI du Pont de Nemours & Co.	A	2.75%	04/01/2016	N/A	42,457
152,000	EI du Pont de Nemours & Co.	A	5.25%	12/15/2016	N/A	178,950
						1,211,790

	Commercial Services - 0.4%
300,000	Western Union Co.	A-	5.93%	10/01/2016	N/A	345,593

	Computers - 2.9%
300,000	Hewlett-Packard Co.	BBB+	2.65%	06/01/2016	N/A	308,376
400,000	Hewlett-Packard Co.	BBB+	3.00%	09/15/2016	N/A	418,292
500,000	Hewlett-Packard Co.	BBB+	3.30%	12/09/2016	N/A	529,370
500,000	International Business Machines Corp.	A+	2.00%	01/05/2016	N/A	516,843
800,000	International Business Machines Corp.	A+	1.95%	07/22/2016	N/A	827,956
						2,600,837

	Cosmetics & Personal Care - 0.3%
300,000	Procter & Gamble Co.	AA-	1.45%	08/15/2016	N/A	305,197

	Diversified Financial Services - 10.6%
400,000	American Express Co.	BBB+	5.50%	09/12/2016	N/A	449,341
900,000	American Express Credit Corp., Series MTN	BBB+	2.80%	09/19/2016	N/A	933,469
100,000	Boeing Capital Corp.	A	2.13%	08/15/2016	N/A	104,257
300,000	Caterpillar Financial Services Corp.	A	2.05%	08/01/2016	N/A	310,255
50,000	Countrywide Financial Corp.	BBB+	6.25%	05/15/2016	N/A	50,323
704,000	Credit Suisse USA, Inc.	A+	5.38%	03/02/2016	N/A	773,409
100,000	Credit Suisse USA, Inc.	A+	5.85%	08/16/2016	N/A	112,002
462,000	General Electric Capital Corp., Series MTN	AA+	5.00%	01/08/2016	N/A	514,807
850,000	General Electric Capital Corp.	AA+	2.95%	05/09/2016	N/A	889,857
500,000	General Electric Capital Corp., Series MTN	AA+	3.35%	10/17/2016	N/A	533,950
250,000	General Electric Capital Corp., Series MTN	AA+	5.38%	10/20/2016	N/A	288,285
953,000	HSBC Finance Corp.	A	5.50%	01/19/2016	N/A	1,026,072
250,000	International Lease Finance Corp.	BBB-	5.75%	05/15/2016	N/A	254,906
100,000	John Deere Capital Corp., Series MTN	A	2.25%	06/07/2016	N/A	104,555
300,000	John Deere Capital Corp., Series MTN	A	1.85%	09/15/2016	N/A	306,699
708,000	Merrill Lynch & Co., Inc.	BBB+	6.05%	05/16/2016	N/A	731,714
300,000	Nomura Holdings, Inc., Series MTN (Japan)	BBB+	4.13%	01/19/2016	N/A	304,766
600,000	ORIX Corp. (Japan)	A-	5.00%	01/12/2016	N/A	634,367
400,000	SLM Corp., Series MTN	BBB-	6.25%	01/25/2016	N/A	418,360
100,000	Toyota Motor Credit Corp.	AA-	2.80%	01/11/2016	N/A	104,845
750,000	Toyota Motor Credit Corp., Series MTN	AA-	2.00%	09/15/2016	N/A	764,701
						9,610,940

	Electric - 0.1%
80,000	Southern Co.	A-	1.95%	09/01/2016	N/A	81,208

	Electronics - 0.7%
180,000	Thermo Fisher Scientific, Inc.	A	3.20%	03/01/2016	N/A	192,527
400,000	Thermo Fisher Scientific, Inc.	A	2.25%	08/15/2016	N/A	415,829
						608,356

	Environmental Control - 0.0%***
40,000	Waste Management, Inc.	BBB	2.60%	09/01/2016	N/A	41,199

	Food - 2.1%
300,000	Kellogg Co.	BBB+	4.45%	05/30/2016	N/A	334,877
500,000	Kellogg Co.	BBB+	1.88%	11/17/2016	N/A	503,931
831,000	Kraft Foods, Inc.	BBB-	4.13%	02/09/2016	N/A	908,571
150,000	Tyson Foods, Inc.	BBB-	6.85%	04/01/2016	N/A	171,750
						1,919,129

	Gas - 1.1%
461,000	National Grid PLC (United Kingdom)	BBB+	6.30%	08/01/2016	N/A	535,726
400,000	Sempra Energy	BBB+	6.50%	06/01/2016	N/A	475,481
						1,011,207

	Health Care Products - 1.5%
300,000	Baxter International, Inc.	A+	5.90%	09/01/2016	N/A	359,114
500,000	Becton Dickinson and Co.	A+	1.75%	11/08/2016	N/A	509,941
200,000	Boston Scientific Corp.	BBB-	6.40%	06/15/2016	N/A	231,449
300,000	Stryker Corp.	A+	2.00%	09/30/2016	N/A	309,286
						1,409,790

	Health Care Services - 1.8%
200,000	Aetna, Inc.	A-	6.00%	06/15/2016	N/A	231,834
500,000	Cigna Corp.	BBB	2.75%	11/15/2016	N/A	511,068
300,000	Humana, Inc.	BBB	6.45%	06/01/2016	N/A	340,253
523,000	WellPoint, Inc.	A-	5.25%	01/15/2016	N/A	591,462
						1,674,617

	Insurance - 2.3%
140,000	Allied World Assurance Co. Ltd. (Bermuda)	BBB+	7.50%	08/01/2016	N/A	159,484
500,000	American International Group, Inc.	A-	4.88%	09/15/2016	N/A	526,411
250,000	American International Group, Inc.	A-	5.60%	10/18/2016	N/A	268,537
150,000	AON Corp.	BBB+	3.13%	05/27/2016	N/A	154,955
300,000	Berkshire Hathaway, Inc.	AA+	2.20%	08/15/2016	N/A	308,082
463,000	MetLife, Inc.	A-	6.75%	06/01/2016	N/A	554,648
100,000	Prudential Financial, Inc., Series MTN	A	3.00%	05/12/2016	N/A	104,015
						2,076,132

	Internet - 0.1%
100,000	Google, Inc.	AA-	2.13%	05/19/2016	N/A	104,621

	Iron & Steel - 0.7%
600,000	ArcelorMittal (Luxembourg)(a)	BBB-	3.75%	03/01/2016	N/A	602,428

	Lodging - 0.8%
650,000	Wyndham Worldwide Corp.	BBB-	6.00%	12/01/2016	N/A	738,585

	Machinery-Construction & Mining - 0.3%
200,000	Caterpillar, Inc.	A	5.70%	08/15/2016	N/A	238,837

	Media - 4.3%
100,000	Comcast Corp.	BBB+	5.90%	03/15/2016	N/A	116,410
500,000	Comcast Corp.	BBB+	4.95%	06/15/2016	N/A	565,656
580,000	DIRECTV Holdings, LLC / DIRECTV Financing Co., Inc.	BBB	3.13%	02/15/2016	N/A	605,974
350,000	DIRECTV Holdings, LLC / DIRECTV Financing Co., Inc.	BBB	3.50%	03/01/2016	N/A	370,722
500,000	Scripps Networks Interactive, Inc.	A-	2.70%	12/15/2016	N/A	517,017
400,000	Time Warner, Inc.	BBB	5.88%	11/15/2016	N/A	473,445
493,000	Viacom, Inc.	BBB+	6.25%	04/30/2016	N/A	571,810
300,000	Walt Disney Co.	A	1.35%	08/16/2016	N/A	303,246
350,000	Walt Disney Co., Series MTNC	A	5.63%	09/15/2016	N/A	417,201
						3,941,481

	Mining - 0.5%
400,000	Barrick Gold Corp. (Canada)	A-	2.90%	05/30/2016	N/A	422,052

	Office & Business Equipment - 0.9%
300,000	Pitney Bowes, Inc., Series MTN	BBB+	4.75%	01/15/2016	N/A	317,872
450,000	Xerox Corp.	BBB-	6.40%	03/15/2016	N/A	511,112
						828,984

	Oil & Gas - 4.8%
962,000	Anadarko Petroleum Corp.	BBB-	5.95%	09/15/2016	N/A	1,114,852
600,000	BP Capital Markets PLC (United Kingdom)	A	3.20%	03/11/2016	N/A	641,796
500,000	BP Capital Markets PLC (United Kingdom)	A	2.25%	11/01/2016	N/A	517,438
462,000	ConocoPhillips Canada Funding Co. I (Canada)	A	5.63%	10/15/2016	N/A	551,142
70,000	Devon Energy Corp.	BBB+	2.40%	07/15/2016	N/A	72,601
300,000	Ensco PLC (United Kingdom)	BBB+	3.25%	03/15/2016	N/A	313,375
250,000	Occidental Petroleum Corp.	A	2.50%	02/01/2016	N/A	263,834
180,000	Occidental Petroleum Corp.	A	4.13%	06/01/2016	N/A	202,488
150,000	Total Capital SA (France)	AA-	2.30%	03/15/2016	N/A	156,529
500,000	Transocean, Inc. (Cayman Islands)	BBB-	5.05%	12/15/2016	N/A	547,612
						4,381,667

	Pharmaceuticals - 4.3%
923,000	Abbott Laboratories	AA	5.88%	05/15/2016	N/A	1,088,602
100,000	Allergan, Inc.	A+	5.75%	04/01/2016	N/A	117,159
850,000	Express Scripts, Inc.	BBB+	3.13%	05/15/2016	N/A	879,593
100,000	Johnson & Johnson	AAA	2.15%	05/15/2016	N/A	104,922
400,000	McKesson Corp.	A-	3.25%	03/01/2016	N/A	425,405
300,000	Merck & Co., Inc.	AA	2.25%	01/15/2016	N/A	312,658
400,000	Sanofi (France)	AA-	2.63%	03/29/2016	N/A	420,925
463,000	Wyeth	AA	5.50%	02/15/2016	N/A	540,447
						3,889,711

	Pipelines - 1.2%
200,000	Enterprise Products Operating, LLC	BBB	3.20%	02/01/2016	N/A	211,132
200,000	Kinder Morgan Energy Partners, LP	BBB	3.50%	03/01/2016	N/A	212,237
600,000	ONEOK Partners, LP	BBB	3.25%	02/01/2016	N/A	628,035
						1,051,404

	Real Estate Investment Trusts - 1.2%
400,000	ERP Operating, LP	BBB+	5.13%	03/15/2016	N/A	439,992
150,000	HCP, Inc.	BBB	3.75%	02/01/2016	N/A	155,798
400,000	Simon Property Group, LP	A-	5.25%	12/01/2016	N/A	453,639
						1,049,429

	Retail - 3.3%
600,000	CVS Caremark Corp.	BBB+	6.13%	08/15/2016	N/A	710,356
1,046,000	Home Depot, Inc.	A-	5.40%	03/01/2016	N/A	1,215,723
300,000	Lowe's Cos., Inc.	A-	5.40%	10/15/2016	N/A	351,933
399,000	Macy's Retail Holdings, Inc.	BBB-	5.90%	12/01/2016	N/A	459,639
100,000	Target Corp.	A+	5.88%	07/15/2016	N/A	118,633
100,000	Wal-Mart Stores, Inc.	AA	2.80%	04/15/2016	N/A	107,148
						2,963,432

	Semiconductors - 0.9%
500,000	Intel Corp.	A+	1.95%	10/01/2016	N/A	520,036
300,000	Texas Instruments, Inc.	A+	2.38%	05/16/2016	N/A	315,645
						835,681

	Software - 1.0%
160,000	Fiserv, Inc.	BBB-	3.13%	06/15/2016	N/A	165,147
100,000	Microsoft Corp.	AAA	2.50%	02/08/2016	N/A	106,037
585,000	Oracle Corp.	A	5.25%	01/15/2016	N/A	678,929
						950,113

	Telecommunications - 8.8%
800,000	AT&T, Inc.	A-	2.95%	05/15/2016	N/A	850,333
399,000	AT&T, Inc.	A-	5.63%	06/15/2016	N/A	466,036
500,000	AT&T, Inc.	A-	2.40%	08/15/2016	N/A	521,470
985,000	Cisco Systems, Inc.	A+	5.50%	02/22/2016	N/A	1,155,578
529,000	Deutsche Telekom International Finance BV (Netherlands)	BBB+	5.75%	03/23/2016	N/A	600,281
677,000	Embarq Corp.	BB	7.08%	06/01/2016	N/A	754,763
280,000	Qwest Corp.	BBB-	8.38%	05/01/2016	N/A	329,311
500,000	Telefonica Emisiones SAU (Spain)	BBB+	3.99%	02/16/2016	N/A	503,479
500,000	Telefonica Emisiones SAU (Spain)	BBB+	6.42%	06/20/2016	N/A	539,087
399,000	Verizon Communications, Inc.	A-	5.55%	02/15/2016	N/A	462,324
400,000	Verizon Communications, Inc.	A-	3.00%	04/01/2016	N/A	427,212
500,000	Verizon Communications, Inc.	A-	2.00%	11/01/2016	N/A	511,651
300,000	Vodafone Group PLC (United Kingdom)	A-	5.75%	03/15/2016	N/A	350,292
500,000	Vodafone Group PLC (United Kingdom)	A-	2.88%	03/16/2016	N/A	529,005
						8,000,822

	Transportation - 0.4%
300,000	Norfolk Southern Corp.	BBB+	5.75%	01/15/2016	N/A	347,651

	Total Corporate Bonds - 98.7%
	(Cost $87,664,528)					89,844,672

Number
of Shares	Description					Value
	Investments of Collateral for Securities Loaned - 0.7%
624,000	BNY Mellon Securities Lending Overnight Fund, 0.182%(b) (c)					624,000
	(Cost $624,000)

	Total Investments - 99.4%
	(Cost $88,288,528)					90,468,672
	Other Assets in excess of Liabilities - 0.6%					547,893
	Net Assets - 100.0%					$ 91,016,565

AB - Stock Company
AG - Stock Corporation
BV - Limited Liability Company
LLC - Limited Liability Company
LP - Limited Partnership
N/A- Not Applicable
PLC - Public Limited Company
SA - Corporation
SAU - Incorporated with Limited Liability

*
Ratings shown are per Standard & Poor's, Moody's or Fitch.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.
***	Less than 0.1%.
(a)	Security, or portion thereof, was on loan at February 29, 2012.
(b)	At February 29, 2012, the total market value of the Fund's securities on loan was $611,413 and the total market value of the collateral held by the Fund was $624,000.
(c)	Interest rate shown reflects yield as of February 29, 2012.

See previously submitted notes to financial statements for the period ended November 30, 2011.

Country Allocation****
United States	80.7%
United Kingdom	7.2%
Canada	3.7%
France	1.8%
Spain	1.2%
Japan	1.0%
Germany	0.9%
Switzerland	0.8%
Luxembourg	0.7%
Netherlands	0.7%
Cayman Islands	0.6%
Sweden	0.5%
Bermuda	0.2%

**** Subject to change daily. Based on total corporate bonds.

At February 29, 2012, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$ 88,288,528	$ 2,236,985	$ (56,841)	$ 2,180,144

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g.
discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The
Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the
Board of Trustees. The Fund did not have any Level 3 securities at February 29, 2012.

The following table represents the Fund’s investments carried by caption and by level within the fair value hierarchy as of
February 29, 2012.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$–	$89,845	$–	$89,845
Investments of Collateral for Securities Loaned	$624	$–	$–	$624
Total	$624	$89,845	$–	$90,469

There were no transfers between levels.

BSCH Guggenheim BulletShares 2017 Corporate Bond ETF
Portfolio of Investments
February 29, 2012 (unaudited)

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Long-Term Investments - 98.5%
	Corporate Bonds - 98.5%
	Aerospace & Defense - 0.5%
$321,000	United Technologies Corp.	A	5.38%	12/15/2017	N/A	$ 388,401

	Agriculture - 0.7%
470,000	Reynolds American, Inc.	BBB-	6.75%	06/15/2017	N/A	560,472

	Banks - 35.2%
250,000	American Express Bank FSB, Series BKNT	BBB+	6.00%	09/13/2017	N/A	293,320
500,000	American Express Centurion Bank, Series BKN1	BBB+	6.00%	09/13/2017	N/A	587,203
700,000	Bank of America Corp.	BBB+	5.42%	03/15/2017	N/A	700,901
570,000	Bank of America Corp.	A-	6.00%	09/01/2017	N/A	602,378
1,445,000	Bank of America Corp.	A-	5.75%	12/01/2017	N/A	1,514,506
750,000	Bank of America NA, Series BKNT	A-	5.30%	03/15/2017	N/A	763,214
600,000	Bank of Montreal, Series MTN (Canada)	A+	2.50%	01/11/2017	N/A	612,955
600,000	Bank of Nova Scotia (Canada)	AA-	2.55%	01/12/2017	N/A	621,664
927,000	Capital One Financial Corp.	BBB	6.75%	09/15/2017	N/A	1,078,228
448,000	Citigroup, Inc.	BBB+	5.50%	02/15/2017	N/A	471,297
1,046,000	Citigroup, Inc.	A-	6.00%	08/15/2017	N/A	1,166,353
1,588,000	Citigroup, Inc.	A-	6.13%	11/21/2017	N/A	1,781,037
500,000	Comerica Bank	A-	5.20%	08/22/2017	N/A	548,445
1,100,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrect (Netherlands)	AA	3.38%	01/19/2017	N/A	1,133,662
1,316,000	Deutsche Bank AG (Germany)	A+	6.00%	09/01/2017	N/A	1,507,262
200,000	Fifth Third Bank	BBB-	5.45%	01/15/2017	N/A	218,594
1,250,000	Goldman Sachs Group, Inc.	BBB+	5.63%	01/15/2017	N/A	1,318,523
996,000	Goldman Sachs Group, Inc.	A-	6.25%	09/01/2017	N/A	1,095,163
300,000	JPMorgan Chase & Co.	A-	6.13%	06/27/2017	N/A	337,848
250,000	JPMorgan Chase Bank NA, Series BKNT	A	6.00%	07/05/2017	N/A	282,619
1,250,000	JPMorgan Chase Bank NA, Series BKNT	A	6.00%	10/01/2017	N/A	1,404,233
997,000	Morgan Stanley, Series GMTN	A-	5.45%	01/09/2017	N/A	1,026,818
900,000	Morgan Stanley, Series MTN	A-	5.55%	04/27/2017	N/A	924,199
400,000	Morgan Stanley, Series MTN	A-	6.25%	08/28/2017	N/A	419,801
1,250,000	Morgan Stanley, Series MTN	A-	5.95%	12/28/2017	N/A	1,299,585
300,000	PNC Bank NA, Series BKNT	A-	5.25%	01/15/2017	N/A	327,471
300,000	PNC Bank NA, Series BKNT	A-	4.88%	09/21/2017	N/A	326,134
300,000	PNC Funding Corp.	BBB+	5.63%	02/01/2017	N/A	333,496
300,000	SunTrust Bank, Inc.	BBB	6.00%	09/11/2017	N/A	334,937
500,000	SunTrust Banks, Inc.	BBB	3.50%	01/20/2017	12/20/16 @ 100	512,390
1,293,000	UBS AG, Series BKNT (Switzerland)	A	5.88%	12/20/2017	N/A	1,436,187
400,000	Wachovia Bank NA, Series BKNT	A+	6.00%	11/15/2017	N/A	460,558
719,000	Wachovia Corp.	A+	5.75%	06/15/2017	N/A	836,542
1,316,000	Wells Fargo & Co.	A+	5.63%	12/11/2017	N/A	1,525,559
						27,803,082

	Beverages - 1.4%
370,000	Coca-Cola Co.	A+	5.35%	11/15/2017	N/A	447,463
537,000	Diageo Capital PLC (United Kingdom)	A-	5.75%	10/23/2017	N/A	649,496
						1,096,959

	Biotechnology - 0.9%
636,000	Amgen, Inc.	A+	5.85%	06/01/2017	N/A	750,252

	Chemicals - 1.7%
400,000	Potash Corp. of Saskatchewan, Inc. (Canada)	A-	3.25%	12/01/2017	N/A	431,483
775,000	ROHM & Haas Co.	BBB	6.00%	09/15/2017	N/A	889,210
						1,320,693

	Commercial Services - 0.1%
70,000	RR Donnelley & Sons Co.	BB+	6.13%	01/15/2017	N/A	68,075

	Computers - 1.8%
250,000	Hewlett-Packard Co.	BBB+	5.40%	03/01/2017	N/A	282,428
946,000	International Business Machines Corp.	A+	5.70%	09/14/2017	N/A	1,150,867
						1,433,295

	Diversified Financial Services - 12.1%
927,000	American Express Co.	BBB+	6.15%	08/28/2017	N/A	1,094,081
500,000	Bear Stearns Cos., LLC	A-	5.55%	01/22/2017	N/A	545,834
951,000	Bear Stearns Cos., LLC	A	6.40%	10/02/2017	N/A	1,106,286
600,000	BlackRock, Inc.	A+	6.25%	09/15/2017	N/A	708,016
100,000	Eaton Vance Corp.	A-	6.50%	10/02/2017	N/A	114,256
300,000	General Electric Capital Corp.	AA+	2.90%	01/09/2017	N/A	313,676
576,000	General Electric Capital Corp., Series MTN	AA+	5.40%	02/15/2017	N/A	661,899
1,392,000	General Electric Capital Corp., Series MTN	AA+	5.63%	09/15/2017	N/A	1,606,723
500,000	John Deere Capital Corp., Series MTN	A	2.00%	01/13/2017	N/A	514,501
100,000	John Deere Capital Corp., Series MTN	A	2.80%	09/18/2017	N/A	106,826
600,000	Merrill Lynch & Co., Inc.	BBB+	5.70%	05/02/2017	N/A	599,948
1,238,000	Merrill Lynch & Co., Inc.	A-	6.40%	08/28/2017	N/A	1,305,029
300,000	National Rural Utilities Cooperative Finance Corp.	A+	5.45%	04/10/2017	N/A	347,547
500,000	Toyota Motor Credit Corp., Series MTN	AA-	2.05%	01/12/2017	N/A	510,461
						9,535,083

	Electric - 1.0%
252,000	Exelon Generation Co., LLC	BBB	6.20%	10/01/2017	N/A	297,339
370,000	Pacific Gas & Electric Co.	BBB	5.63%	11/30/2017	N/A	442,333
70,000	Virginia Electric & Power Co.	A-	5.95%	09/15/2017	N/A	84,605
						824,277

	Electronics - 0.3%
210,000	Agilent Technologies, Inc.	BBB+	6.50%	11/01/2017	N/A	251,220

	Food - 2.9%
100,000	ConAgra Foods, Inc.	BBB	5.82%	06/15/2017	N/A	113,139
400,000	General Mills Inc.	BBB+	5.70%	02/15/2017	N/A	473,480
619,000	Kraft Foods, Inc.	BBB-	6.50%	08/11/2017	N/A	752,120
570,000	Kroger Co.	BBB	6.40%	08/15/2017	N/A	692,195
200,000	Safeway, Inc.	BBB	6.35%	08/15/2017	N/A	230,705
						2,261,639

	Health Care Products - 1.1%
463,000	Covidien International Finance SA (Luxembourg)	A	6.00%	10/15/2017	N/A	561,373
300,000	Hospira, Inc.	BBB+	6.05%	03/30/2017	N/A	335,984
						897,357
	Health Care Services - 0.8%
570,000	WellPoint, Inc.	A-	5.88%	06/15/2017	N/A	670,709

	Household Products & Housewares - 0.4%
259,000	Kimberly-Clark Corp.	A	6.13%	08/01/2017	N/A	316,448

	Insurance - 1.9%
200,000	ACE INA Holdings	A	5.70%	02/15/2017	N/A	234,670
500,000	American International Group, Inc., Series MTN	A-	5.45%	05/18/2017	N/A	532,631
200,000	Hartford Financial Services Group, Inc.	BBB	5.38%	03/15/2017	N/A	208,250
350,000	Prudential Financial, Inc., Series MTN	A	6.00%	12/01/2017	N/A	409,992
90,000	Willis North America, Inc.	BBB-	6.20%	03/28/2017	N/A	100,081
						1,485,624

	Iron & Steel - 0.6%
430,000	Nucor Corp.	A	5.75%	12/01/2017	N/A	514,423

	Media - 4.1%
132,000	Comcast Cable Communications, LLC	BBB+	8.88%	05/01/2017	N/A	172,460
500,000	Comcast Corp.	BBB+	6.50%	01/15/2017	N/A	602,945
369,000	Comcast Corp.	BBB+	6.30%	11/15/2017	N/A	450,427
858,000	Time Warner Cable, Inc.	BBB	5.85%	05/01/2017	N/A	1,010,736
500,000	Time Warner Cos., Inc.	BBB	7.25%	10/15/2017	N/A	615,648
300,000	Viacom, Inc.	BBB+	6.13%	10/05/2017	N/A	358,061
						3,210,277

	Mining - 0.9%
646,000	Alcoa, Inc.(a)	BBB-	5.55%	02/01/2017	N/A	716,251

	Miscellaneous Manufacturing - 2.9%
1,509,000	General Electric Co.	AA+	5.25%	12/06/2017	N/A	1,783,205
434,000	Tyco Electronics Group SA (Luxembourg)	BBB	6.55%	10/01/2017	N/A	513,239
						2,296,444

	Office & Business Equipment - 0.9%
470,000	Pitney Bowes, Inc., Series MTN	BBB+	5.75%	09/15/2017	N/A	511,638
200,000	Xerox Corp.	BBB-	6.75%	02/01/2017	N/A	231,989
						743,627

	Oil & Gas - 6.0%
1,042,000	Anadarko Petroleum Corp.	BBB-	6.38%	09/15/2017	N/A	1,252,227
780,000	Canadian Natural Resources Ltd. (Canada)	BBB+	5.70%	05/15/2017	N/A	934,467
80,000	EnCana Corp. (Canada)	BBB	5.90%	12/01/2017	N/A	92,830
213,000	EOG Resources, Inc.	A-	5.88%	09/15/2017	N/A	255,989
387,000	Marathon Oil Corp.	BBB	6.00%	10/01/2017	N/A	457,038
500,000	Occidental Petroleum Corp.	A	1.75%	02/15/2017	N/A	507,131
570,000	Statoil ASA (Norway)	AA-	3.13%	08/17/2017	N/A	613,646
532,000	Valero Energy Corp.	BBB	6.13%	06/15/2017	N/A	619,620
						4,732,948

	Oil & Gas Services - 0.2%
120,000	Weatherford International, Inc.	BBB	6.35%	06/15/2017	N/A	139,354

	Pharmaceuticals - 4.8%
622,000	Abbott Laboratories	AA	5.60%	11/30/2017	N/A	760,117
582,000	AstraZeneca PLC (United Kingdom)	AA-	5.90%	09/15/2017	N/A	710,099
300,000	ELI Lilly & Co.	AA-	5.20%	03/15/2017	N/A	351,972
746,000	Johnson & Johnson	AAA	5.55%	08/15/2017	N/A	919,185
70,000	McKesson Corp.	A-	5.70%	03/01/2017	N/A	81,768
300,000	Merck & Co., Inc.	AA	6.00%	09/15/2017	N/A	372,257
500,000	Wyeth	AA	5.45%	04/01/2017	N/A	593,419
						3,788,817

	Pipelines - 1.9%
520,000	Enterprise Products Operating, LLC, Series L	BBB	6.30%	09/15/2017	N/A	615,526
250,000	Kinder Morgan Energy Partners LP	BBB	6.00%	02/01/2017	N/A	291,409
500,000	Williams Partners, LP / Williams Partners Finance Corp.	BBB-	7.25%	02/01/2017	N/A	606,415
						1,513,350

	Real Estate Investment Trusts - 2.9%
300,000	American Tower Corp.	BB+	7.00%	10/15/2017	N/A	346,447
600,000	ERP Operating, LP	BBB+	5.75%	06/15/2017	N/A	683,116
570,000	HCP, Inc.	BBB	6.00%	01/30/2017	N/A	636,114
400,000	Simon Property Group, LP	A-	2.80%	01/30/2017	10/30/16 @ 100	416,373
150,000	Simon Property Group, LP	A-	5.88%	03/01/2017	12/01/16 @ 100	174,991
						2,257,041

	Retail - 4.8%
427,000	Costco Wholesale Corp.	A+	5.50%	03/15/2017	N/A	511,707
699,000	CVS Caremark Corp.	BBB+	5.75%	06/01/2017	N/A	835,267
250,000	Darden Restaurants, Inc.	BBB	6.20%	10/15/2017	N/A	284,790
500,000	Kohl's Corp.	BBB+	6.25%	12/15/2017	N/A	592,873
80,000	McDonald's Corp.	A	5.80%	10/15/2017	N/A	98,203
300,000	Starbucks Corp.	A-	6.25%	08/15/2017	N/A	356,087
300,000	Target Corp.	A+	5.38%	05/01/2017	N/A	356,313
608,000	Wal-Mart Stores, Inc.	AA	5.38%	04/05/2017	N/A	726,178
						3,761,418

	Software - 0.6%
370,000	Fiserv, Inc.	BBB-	6.80%	11/20/2017	N/A	436,853

	Telecommunications - 3.2%
300,000	CenturyLink, Inc.	BB	6.00%	04/01/2017	N/A	318,101
500,000	Cisco Systems, Inc.	A+	3.15%	03/14/2017	N/A	546,384
100,000	Qwest Corp.	BBB-	6.50%	06/01/2017	N/A	112,831
600,000	Telefonica Emisiones SAU (Spain)	BBB+	6.22%	07/03/2017	N/A	639,615
159,000	Verizon Communications, Inc.	A-	5.50%	04/01/2017	N/A	187,648
581,000	Vodafone Group PLC (United Kingdom)	A-	5.63%	02/27/2017	N/A	689,401
						2,493,980

	Transportation - 1.2%
250,000	Burlington Northern Santa Fe, LLC	BBB+	5.65%	05/01/2017	N/A	293,144
500,000	Norfolk Southern Corp.	BBB+	7.70%	05/15/2017	N/A	631,739
						924,883

	Water - 0.7%
495,000	American Water Capital Corp.	BBB+	6.09%	10/15/2017	N/A	580,278

	Total Corporate Bonds - 98.5%
	(Cost $75,491,526)					77,773,530

Number
of Shares	Description					Value
	Investments of Collateral for Securities Loaned - 0.2%
166,440	BNY Mellon Securities Lending Overnight Fund, 0.182%(b) (c)					166,440
	(Cost $166,440)

	Total Investments - 98.7%
	(Cost $75,657,966)					77,939,970
	Other Assets in excess of Liabilities - 1.3%					1,046,169
	Net Assets - 100.0%					$ 78,986,139

AG - Stock Corporation
ASA - Stock Company
LLC - Limited Liability Company
LP - Limited Partnership
N/A- Not Applicable
PLC - Public Limited Company
SA - Corporation
SAU - Incorporated with Limited Liability

*
Ratings shown are per Standard & Poor's, Moody's or Fitch.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.
(a)	Security, or portion thereof, was on loan at February 29, 2012.
(b)	At February 29, 2012, the total market value of the Fund's securities on loan was $162,625 and the total market value of the collateral held by the Fund was $166,440.
(c)	Interest rate shown reflects yield as of February 29, 2012.

See previously submitted notes to financial statements for the period ended November 30, 2011.

Country Allocation***
United States	85.7%
Canada	3.5%
United Kingdom	2.6%
Germany	1.9%
Switzerland	1.8%
Netherlands	1.5%
Luxembourg	1.4%
Spain	0.8%
Norway	0.8%
*** Subject to change daily. Based on total corporate bonds.

At February 29, 2012, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$75,657,966	$2,352,199	$(70,195)	$2,282,004

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g.
discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The
Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the
Board of Trustees. The Fund did not have any Level 3 securities at February 29, 2012.

The following table represents the Fund’s investments carried by caption and by level within the fair value hierarchy as of
February 29, 2012.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$–	$77,774	$–	$77,774
Investments of Collateral for Securities Loaned	$166	$–	$–	$166
Total	$166	$77,774	$–	$77,940

There were no transfers between levels.

BSJC Guggenheim BulletShares 2012 High Yield Corporate Bond ETF
Portfolio of Investments
February 29, 2012 (unaudited)

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Corporate Bonds - 99.1%
	Airlines - 1.5%
$700,000	Air Canada (Canada)(a) (b)	B+	9.25%	08/01/2015	08/01/12 @ 107	$ 680,750
399,000	American Airlines, Inc.(c)	NR	10.50%	10/15/2012	N/A	405,983
						1,086,733

	Banks - 12.5%
1,200,000	Ally Financial, Inc.(b)	B+	6.63%	05/15/2012	N/A	1,211,250
1,250,000	Ally Financial, Inc.	B+	6.63%	05/15/2012	N/A	1,257,275
2,117,000	Ally Financial, Inc.	B+	6.88%	08/28/2012	N/A	2,159,340
2,092,000	Ally Financial, Inc.	B+	6.88%	08/28/2012	N/A	2,125,407
437,000	Ally Financial, Inc.	B+	7.00%	10/15/2012	04/15/12 @ 100	436,733
1,667,000	Regions Financial Corp.	BB	6.38%	05/15/2012	N/A	1,696,339
						8,886,344

	Building Materials - 0.7%
500,000	Norbord, Inc. (Canada)	BB-	7.25%	07/01/2012	N/A	507,500

	Chemicals - 1.5%
1,000,000	Momentive Performance Materials, Inc.	CCC	12.50%	06/15/2014	12/15/12 @ 103	1,072,500

	Commercial Services - 1.4%
950,000	Laureate Education, Inc.(a)	CCC+	12.75%	08/15/2017	08/15/12 @ 106	1,014,125

	Computers - 3.8%
500,000	SunGard Data Systems, Inc.	B	10.63%	05/15/2015	04/01/12 @ 105	531,250
2,100,000	SunGard Data Systems, Inc.	B-	10.25%	08/15/2015	08/15/12 @ 102	2,199,750
						2,731,000

	Diversified Financial Services - 13.4%
1,000,000	E*Trade Financial Corp.	B-	12.50%	11/30/2017	11/30/12 @ 113	1,170,000
2,525,000	Ford Motor Credit Co., LLC	BB+	7.80%	06/01/2012	N/A	2,556,282
4,100,000	Ford Motor Credit Co., LLC	BB+	7.50%	08/01/2012	N/A	4,192,459
500,000	International Lease Finance Corp.	NR	5.35%	03/01/2012	N/A	500,000
200,000	International Lease Finance Corp.(b)	BBB-	5.00%	09/15/2012	N/A	201,000
200,000	Springleaf Finance Corp., Series MTN	CCC	5.90%	09/15/2012	N/A	190,500
750,000	Springleaf Finance Corp., Series MTNH	CCC	5.38%	10/01/2012	N/A	710,625
						9,520,866

	Electronics - 1.9%
1,000,000	NXP BV / NXP Funding, LLC, Series EXcH (Netherlands)	B	9.50%	10/15/2015	10/15/12 @ 103	1,052,500
300,000	Viasystems, Inc.(a)	BB-	12.00%	01/15/2015	07/15/12 @ 106	324,750
						1,377,250

	Entertainment - 1.7%
1,060,000	FireKeepers Development Authority(a)	B+	13.88%	05/01/2015	05/01/12 @ 111	1,193,825

	Environmental Control - 2.0%
1,300,000	Clean Harbors, Inc.	BB+	7.63%	08/15/2016	08/15/12 @ 104	1,384,500

	Food - 0.7%
500,000	ARAMARK Corp.	B-	5.00%	06/01/2012	N/A	503,125

	Forest Products & Paper - 2.1%
700,000	PE Paper Escrow GmbH (Austria)(a)	BB	12.00%	08/01/2014	08/01/12 @ 106	766,500
674,000	Verso Paper Holdings, LLC	BB-	11.50%	07/01/2014	01/01/13 @ 103	690,850
						1,457,350

	Health Care Products - 8.5%
1,100,000	Bausch & Lomb, Inc.	B	9.88%	11/01/2015	11/01/12 @ 102	1,159,125
1,600,000	Biomet, Inc.	B-	10.00%	10/15/2017	10/15/12 @ 105	1,746,000
2,850,000	Biomet, Inc.	B-	11.63%	10/15/2017	10/15/12 @ 106	3,124,313
						6,029,438

	Health Care Services - 4.7%
1,178,000	HCA, Inc.	B-	6.95%	05/01/2012	N/A	1,191,252
2,067,000	HCA, Inc.	B-	6.30%	10/01/2012	N/A	2,121,259
						3,312,511

	Home Builders - 1.2%
750,000	Beazer Homes USA, Inc.	B	12.00%	10/15/2017	10/15/12 @ 106	821,250

	Household Products & Housewares - 4.3%
1,289,000	ACCO Brands Corp.	BB-	10.63%	03/15/2015	09/15/12 @ 105	1,425,969
1,500,000	Jarden Corp.	B	7.50%	05/01/2017	N/A	1,661,250
						3,087,219

	Iron & Steel - 0.7%
500,000	Steel Dynamics, Inc.	BB+	7.38%	11/01/2012	N/A	517,500

	Leisure Time - 2.1%
900,000	Brunswick Corp.(a)	B+	11.25%	11/01/2016	11/01/13 @ 106	1,053,000
400,000	Easton-Bell Sports, Inc.	B-	9.75%	12/01/2016	12/01/12 @ 107	446,000
						1,499,000

	Lodging - 1.7%
1,208,000	MGM Resorts International	B-	6.75%	09/01/2012	N/A	1,238,955

	Media - 9.3%
500,113	CCH II, LLC	B	13.50%	11/30/2016	11/30/12 @ 107	577,631
1,000,000	Clear Channel Worldwide Holdings, Inc.	B	9.25%	12/15/2017	12/15/12 @ 107	1,100,000
3,800,000	Clear Channel Worldwide Holdings, Inc., Series B	B	9.25%	12/15/2017	12/15/12 @ 107	4,199,000
750,000	Gannett Co., Inc.	B+	6.38%	04/01/2012	N/A	753,750
						6,630,381

	Office & Business Equipment - 2.7%
1,750,000	CDW, LLC / CDW Finance Corp.	CCC+	12.54%	10/12/2017	10/15/12 @ 106	1,916,250

	Oil & Gas - 1.9%
1,333,000	Tesoro Corp.	BB+	6.25%	11/01/2012	N/A	1,372,990

	Packaging & Containers - 1.0%
700,000	Pactiv Corp.	B-	5.88%	07/15/2012	N/A	711,375

	Pipelines - 8.3%
2,710,000	Kinder Morgan Kansas, Inc.	BB	6.50%	09/01/2012	N/A	2,770,975
3,250,000	NGPL PipeCo, LLC(a)	BB-	6.51%	12/15/2012	N/A	3,139,168
						5,910,143

	Real Estate - 0.7%
500,000	Interval Acquisition Corp.	BB+	9.50%	09/01/2016	09/01/12 @ 100	515,000

	Real Estate Investment Trusts - 0.6%
400,000	iStar Financial, Inc.	NR	5.15%	03/01/2012	N/A	400,000

	Retail - 5.1%
1,000,000	HSN, Inc.	BB	11.25%	08/01/2016	08/01/12 @ 106	1,101,250
1,000,000	Michaels Stores, Inc.	CCC	11.38%	11/01/2016	11/01/12 @ 104	1,064,900
1,300,000	Wendy's Co.	B+	10.00%	07/15/2016	07/15/12 @ 108	1,434,888
						3,601,038

	Software - 0.4%
250,000	JDA Software Group, Inc.	BB-	8.00%	12/15/2014	12/15/12 @ 104	270,313

	Telecommunications - 1.4%
932,000	Cricket Communications, Inc.	CCC+	10.00%	07/15/2015	07/15/12 @ 105	990,250

	Textiles - 1.3%
950,000	Mohawk Industries, Inc., Series D	BB+	7.20%	04/15/2012	N/A	955,937

	Total Corporate Bonds - 99.1%
	(Cost $70,324,963)					70,514,668

Number
of Shares	Description					Value
	Exchange Traded Fund - 0.3%
5,500	SPDR Barclays Capital High Yield Bond ETF					220,495
	(Cost $218,736)

	Description					Value
	Investments of Collateral for Securities Loaned - 1.1%
781,500	BNY Mellon Securities Lending Overnight Fund, 0.182%(d) (e)					781,500
	(Cost $781,500)

	Total Investments - 100.5%
	(Cost $71,325,199)					71,516,663
	Liabilities in excess of Other Assets - (0.5%)					(379,976)
	Net Assets - 100.0%					$71,136,687

BV - Limited Liability Company
LLC - Limited Liability Company
N/A- Not Applicable
GmbH - Limited Liability Company

*
Ratings shown are per Standard & Poor's, Moody's or Fitch.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.
(a)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At February 29, 2012 these securities amounted to $8,172,118, which represents 11.5% of net assets.

(b)	Security, or portion thereof, was on loan at February 29, 2012.
(c)	Non-income producing as security is in default.
(d)	At February 29, 2012, the total market value of the Fund's securities on loan was $763,103 and the total market value of the collateral held by the Fund was $781,500.
(e)	Interest rate shown reflects yield as of February 29, 2012.

See previously submitted notes to financial statements for the period ended November 30, 2011.

BSJC | Guggenheim BulletShares 2012 High Yield Corporate Bond ETF

Country Allocation***
United States	95.7%
Canada	1.7%
Netherlands	1.5%
Austria	1.1%

*** Subject to change daily. Based on total corporate bonds.

At February 29, 2012, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$ 71,325,308	$ 483,946	$ (292,591)	$ 191,355

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs
(e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The
Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the Board of Trustees.
The Fund did not have any Level 3 securities at February 29, 2012.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of February 29, 2012.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$-	$70,515	$-	$70,515
Exchange Traded Fund	220	-	-	220
Investments of Collateral for Securities Loaned	782	-	-	782
Total	$1,002	$70,515	$-	$71,517

There were no transfers between levels.

BSJD Guggenheim BulletShares 2013 High Yield Corporate Bond ETF
Portfolio of Investments
February 29, 2012 (unaudited)

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Long-Term Investments - 98.4%
	Corporate Bonds - 98.0%
	Advertising - 0.5%
$500,000	MDC Partners, Inc. (Canada)	B+	11.00%	11/01/2016	11/01/13 @ 106	$ 547,500

	Aerospace & Defense - 1.7%
1,300,000	BE Aerospace, Inc.	BB	8.50%	07/01/2018	07/01/13 @ 104	1,451,125
500,000	Spirit Aerosystems, Inc.	BB-	7.50%	10/01/2017	10/01/13 @ 104	546,250
						1,997,375

	Airlines - 1.1%
1,150,000	United Air Lines, Inc.(a)	BB-	9.88%	08/01/2013	02/01/13 @ 100	1,216,125
100,000	United Air Lines, Inc.(a)	B-	12.00%	11/01/2013	02/01/13 @ 100	106,500
						1,322,625

	Apparel - 0.1%
125,000	Hanesbrands, Inc.	BB-	8.00%	12/15/2016	12/15/13 @ 104	139,687

	Auto Parts & Equipment - 0.4%
400,000	TRW Automotive, Inc.(a)	BB+	8.88%	12/01/2017	12/01/13 @ 104	447,000

	Banks - 1.8%
1,600,000	Ally Financial, Inc.	B+	7.50%	12/31/2013	N/A	1,708,000
400,000	Synovus Financial Corp.	B-	4.88%	02/15/2013	N/A	401,000
						2,109,000

	Chemicals - 5.4%
2,000,000	Lyondell Chemical Co.	BB+	8.00%	11/01/2017	05/01/13 @ 106	2,245,000
2,596,757	Lyondell Chemical Co.	BB+	11.00%	05/01/2018	05/01/13 @ 100	2,859,679
125,000	NOVA Chemicals Corp. (Canada)	BB-	8.38%	11/01/2016	11/01/13 @ 104	140,000
850,000	Solutia, Inc.	BB-	8.75%	11/01/2017	11/01/13 @ 104	966,875
						6,211,554

	Coal - 2.6%
1,700,000	Arch Coal, Inc.(b)	B+	8.75%	08/01/2016	08/01/13 @ 104	1,878,500
600,000	Arch Western Finance, LLC	BB-	6.75%	07/01/2013	N/A	604,500
500,000	Cloud Peak Energy Resources, LLC / Cloud Peak Energy Finance Corp.	BB-	8.25%	12/15/2017	12/15/13 @ 104	536,250
						3,019,250

	Commercial Services - 4.3%
725,000	Corrections Corp. of America	BB	7.75%	06/01/2017	06/01/13 @ 104	793,875
125,000	Geo Group, Inc.	B+	7.75%	10/15/2017	10/15/13 @ 104	135,312
1,025,000	National Money Mart Co. (Canada)	B+	10.38%	12/15/2016	12/15/13 @ 105	1,141,594
700,000	PHH Corp.	BB-	7.13%	03/01/2013	N/A	703,500
850,000	RSC Equipment Rental, Inc. / RSC Holdings III, LLC(a)	BB-	10.00%	07/15/2017	07/15/13 @ 105	990,250
1,050,000	United Rentals North America, Inc.	B	10.88%	06/15/2016	06/15/13 @ 105	1,204,875
						4,969,406

	Diversified Financial Services - 6.2%
5,100,000	Ford Motor Credit Co., LLC	BB+	7.00%	10/01/2013	N/A	5,473,799
300,000	International Lease Finance Corp., Series MTN	BBB-	5.25%	01/10/2013	N/A	305,625
650,000	International Lease Finance Corp.	BBB-	6.38%	03/25/2013	N/A	667,875
660,000	International Lease Finance Corp., Series MTN	BBB-	5.63%	09/20/2013	N/A	674,850
						7,122,149

	Electric - 2.6%
1,700,000	Calpine Construction Finance Co., LP / CCFC Finance Corp.(a)	BB	8.00%	06/01/2016	06/01/13 @ 104	1,857,250
1,000,000	North American Energy Alliance, LLC / North American Energy Alliance Finance Corp.	B+	10.88%	06/01/2016	06/01/13 @ 105	1,100,000
						2,957,250

	Entertainment - 2.8%
100,000	CCM Merger, Inc.(a)	CCC+	8.00%	08/01/2013	N/A	99,500
50,000	Pinnacle Entertainment, Inc.	BB	8.63%	08/01/2017	08/01/13 @ 104	54,625
2,125,000	WMG Acquisition Corp.	BB-	9.50%	06/15/2016	06/15/13 @ 105	2,358,750
700,000	Yonkers Racing Corp.(a)	B+	11.38%	07/15/2016	07/15/13 @ 106	762,125
						3,275,000

	Food - 0.6%
625,000	Ingles Markets, Inc.	BB-	8.88%	05/15/2017	05/15/13 @ 104	689,063
54,000	Smithfield Foods, Inc., Series B	BB-	7.75%	05/15/2013	N/A	57,510
						746,573

	Forest Products & Paper - 0.6%
600,000	Boise Paper Holdings, LLC / Boise Finance Co.	BB	9.00%	11/01/2017	11/01/13 @ 105	663,000

	Health Care Services - 2.7%
625,000	American Renal Holdings Co., Inc.	B	8.38%	05/15/2018	05/15/13 @ 104	671,875
1,150,000	HCA, Inc.	B-	6.25%	02/15/2013	N/A	1,190,250
1,150,000	HCA, Inc.	B-	6.75%	07/15/2013	N/A	1,210,375
						3,072,500

	Holding Companies-Diversified - 0.7%
775,000	Leucadia National Corp.	BB+	7.00%	08/15/2013	N/A	813,750

	Household Products & Housewares - 0.8%
800,000	Jarden Corp.	BB-	8.00%	05/01/2016	05/01/13 @ 104	879,000

	Internet - 1.0%
1,000,000	Zayo Group, LLC/Zayo Capital, Inc.	B	10.25%	03/15/2017	03/15/13 @ 105	1,095,000

	Iron & Steel - 1.0%
125,000	Commercial Metals Co.	BB+	5.63%	11/15/2013	N/A	130,000
1,000,000	United States Steel Corp.	BB	5.65%	06/01/2013	N/A	1,032,500
						1,162,500

	Leisure Time - 1.2%
1,215,000	NCL Corp. Ltd. (Bermuda)	BB	11.75%	11/15/2016	11/15/13 @ 106	1,415,475

	Lodging - 9.5%
4,100,000	Caesars Entertainment Operating Co., Inc.	B	11.25%	06/01/2017	06/01/13 @ 106	4,510,000
1,000,000	MGM Resorts International	B-	6.75%	04/01/2013	N/A	1,036,250
1,835,000	MGM Resorts International	B+	13.00%	11/15/2013	N/A	2,151,538
1,700,000	MGM Resorts International	B+	11.13%	11/15/2017	05/15/13 @ 106	1,942,250
1,300,000	Starwood Hotels & Resorts Worldwide, Inc.	BBB-	6.25%	02/15/2013	N/A	1,363,375
						11,003,413

	Machinery-Construction & Mining - 0.5%
550,000	Terex Corp.	BB-	10.88%	06/01/2016	06/01/13 @ 105	627,687

	Machinery-Diversified - 2.0%
2,200,000	Case New Holland, Inc.	BB+	7.75%	09/01/2013	N/A	2,365,000

	Media - 4.8%
1,050,000	CCO Holdings, LLC / CCO Holdings Capital Corp.	BB-	7.88%	04/30/2018	04/30/13 @ 106	1,152,375
1,100,000	DISH DBS Corp.	BB-	7.00%	10/01/2013	N/A	1,186,625
800,000	Liberty Media, LLC	BB	5.70%	05/15/2013	N/A	832,000
742,000	Nielsen Finance, LLC / Nielsen Finance Co.	BB-	11.50%	05/01/2016	05/01/13 @ 106	862,575
1,400,000	Videotron Ltee (Canada)	BB	9.13%	04/15/2018	04/15/13 @ 105	1,557,500
						5,591,075

	Mining - 2.4%
2,500,000	Novelis, Inc. (Canada)	B	8.38%	12/15/2017	12/15/13 @ 106	2,750,000

	Miscellaneous Manufacturing - 0.5%
500,000	Trimas Corp.	B-	9.75%	12/15/2017	12/15/13 @ 105	556,250

	Oil & Gas - 5.8%
875,000	Antero Resources Finance Corp.	B	9.38%	12/01/2017	12/01/13 @ 105	966,875
600,000	Bill Barrett Corp.	BB-	9.88%	07/15/2016	07/15/13 @ 105	666,000
1,100,000	Chesapeake Energy Corp.	BB+	7.63%	07/15/2013	N/A	1,171,500
1,125,000	Denbury Resources, Inc.	BB-	9.75%	03/01/2016	03/01/13 @ 105	1,261,406
800,000	Encore Acquisition Co.	BB-	9.50%	05/01/2016	05/01/13 @ 105	898,000
625,000	Plains Exploration & Production Co.	BB	7.63%	06/01/2018	06/01/13 @ 104	675,000
1,025,000	Quicksilver Resources, Inc.	B	11.75%	01/01/2016	07/01/13 @ 106	1,096,750
						6,735,531

	Packaging & Containers - 3.1%
1,035,000	Crown Americas, LLC / Crown Americas Capital Corp. II	BB	7.63%	05/15/2017	05/15/13 @ 104	1,135,913
1,150,000	Graphic Packaging International, Inc.	BB+	9.50%	06/15/2017	06/15/13 @ 105	1,285,125
641,000	Sealed Air Corp.(a)	BB	5.63%	07/15/2013	N/A	663,198
500,000	Solo Cup Co. / Solo Cup Operating Corp.	B	10.50%	11/01/2013	05/01/12 @ 100	508,125
						3,592,361

	Pipelines - 0.9%
500,000	Atlas Pipeline Partners, LP / Atlas Pipeline Finance Corp.	B	8.75%	06/15/2018	06/15/13 @ 104	537,500
500,000	Regency Energy Partners, LP / Regency Energy Finance Corp.	BB-	9.38%	06/01/2016	06/01/13 @ 105	556,250
						1,093,750

	Real Estate - 3.1%
1,000,000	CBRE Services, Inc.	B+	11.63%	06/15/2017	06/15/13 @ 106	1,160,000
2,200,000	Toys "R" US Property Co. I, LLC	B+	10.75%	07/15/2017	07/15/13 @ 105	2,450,250
						3,610,250

	Real Estate Investment Trusts - 2.3%
1,175,000	DuPont Fabros Technology, LP	BB	8.50%	12/15/2017	12/15/13 @ 104	1,304,250
1,000,000	Host Hotels & Resorts, LP	BB+	9.00%	05/15/2017	05/15/13 @ 105	1,115,000
200,000	iStar Financial, Inc.	B+	8.63%	06/01/2013	N/A	198,000
100,000	iStar Financial, Inc., Series B	B+	5.95%	10/15/2013	N/A	95,000
						2,712,250

	Retail - 5.0%
500,000	New Albertsons, Inc.	B	7.25%	05/01/2013	N/A	526,875
950,000	Office Depot, Inc.	CCC+	6.25%	08/15/2013	N/A	964,250
1,350,000	Rite Aid Corp.	B+	9.75%	06/12/2016	06/12/13 @ 105	1,498,500
1,625,000	Toys "R" US Property Co. II, LLC	B+	8.50%	12/01/2017	12/01/13 @ 104	1,726,563
1,000,000	Toys "R" US, Inc.(b)	CCC+	7.88%	04/15/2013	N/A	1,037,500
						5,753,688

	Savings & Loans - 1.0%
1,100,000	AmSouth Bank, Series AI	BB+	4.85%	04/01/2013	N/A	1,115,125

	Semiconductors - 0.1%
100,000	Advanced Micro Devices, Inc.	B+	8.13%	12/15/2017	12/15/13 @ 104	110,250

	Software - 1.2%
1,300,000	Fidelity National Information Services, Inc.	BB-	7.63%	07/15/2017	07/15/13 @ 106	1,425,125

	Telecommunications - 16.2%
2,000,000	Crown Castle International Corp.	B-	9.00%	01/15/2015	01/15/13 @ 106	2,215,000
1,600,000	Frontier Communications Corp.	BB	6.25%	01/15/2013	N/A	1,660,000
850,000	GeoEye, Inc.	BB-	9.63%	10/01/2015	10/01/13 @ 105	943,500
2,800,000	Nextel Communications, Inc., Series E	B+	6.88%	10/31/2013	N/A	2,824,500
1,600,000	NII Capital Corp.	B+	10.00%	08/15/2016	08/15/13 @ 105	1,832,000
425,000	Telesat Canada / Telesat, LLC (Canada)	B-	12.50%	11/01/2017	05/01/13 @ 106	476,000
2,900,000	Virgin Media Finance PLC, Series 1 (United Kingdom)	BB-	9.50%	08/15/2016	08/15/13 @ 105	3,320,500
3,500,000	Wind Acquisition Finance SA (Luxembourg)(a)	BB-	11.75%	07/15/2017	07/15/13 @ 106	3,605,000
1,700,000	Windstream Corp.	B+	8.13%	08/01/2013	N/A	1,831,750
						18,708,250

	Transportation - 1.5%
500,000	Commercial Barge Line Co.	BB-	12.50%	07/15/2017	07/15/13 @ 106	559,375
1,052,000	RailAmerica, Inc.	BB+	9.25%	07/01/2017	07/01/13 @ 105	1,178,240
						1,737,615

	Total Corporate Bonds - 98.0%
	(Cost $111,423,409)					113,453,214

Number
of Shares	Description					Value
	Exchange Traded Fund - 0.4%
11,800	SPDR Barclays Capital High Yield Bond ETF					$473,062
	(Cost $450,975)

	Total Long-Term Investments - 98.4%
	(Cost $111,874,384)					113,926,276

	Investments of Collateral for Securities Loaned - 1.1%
1,223,000	BNY Mellon Securities Lending Overnight Fund, 0.182%(c) (d)					1,223,000
	(Cost $1,223,000)

	Total Investments - 99.5%
	(Cost $113,097,384)					115,149,276
	Other Assets in excess of Liabilities - 0.5%					603,819
	Net Assets - 100.0%					$ 115,753,095

LLC - Limited Liability Company
LP - Limited Partnership
N/A- Not Applicable
PLC - Public Limited Company
SA - Corporation

*
Ratings shown are per Standard & Poor's, Moody's or Fitch.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.
(a)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At February 29, 2012 these securities amounted to $9,746,948, which represents 8.4% of net assets.

(b)	Security, or portion thereof, was on loan at February 29, 2012.
(c)	At February 29, 2012, the total market value of the Fund's securities on loan was $1,194,240 and the total market value of the collateral held by the Fund was $1,223,000.
(d)	Interest rate shown reflects yield as of February 29, 2012.

See previously submitted notes to financial statements for the period ended November 30, 2011.

BSJD | Guggenheim BulletShares 2013 High Yield Corporate Bond ETF (unaudited)

Country Allocation***
United States	86.9%
Canada	5.8%
Luxembourg	3.2%
United Kingdom	2.9%
Bermuda	1.2%
*** Subject to change daily. Based on long-term investments.

At February 29, 2012 the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$ 113,097,384	$ 2,132,791	$ (80,899)	$ 2,051,892

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs
(e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The
Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the Board of Trustees as described above.
The Fund did not have any Level 3 securities at February 29, 2012.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of February 29, 2012.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$-	113,453	$-	$113,453
Exchange Traded Fund	473	-	-	473
Investments of Collateral for Securities Loaned	1,223	-	-	1,223
Total	$1,696	$113,453	$-	$115,149

There were no transfers between levels.

BSJE Guggenheim BulletShares 2014 High Yield Corporate Bond ETF
Portfolio of Investments
February 29, 2012 (unaudited)

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Long-Term Investments - 96.3%
	Corporate Bonds - 96.1%
	Advertising - 1.2%
$300,000	Lamar Media Corp.	BB+	9.75%	04/01/2014	N/A	$ 342,750
500,000	Lamar Media Corp.	BB-	7.88%	04/15/2018	04/15/14 @ 104	552,500
						895,250

	Aerospace & Defense - 3.6%
750,000	Kratos Defense & Security Solutions, Inc.	B+	10.00%	06/01/2017	06/01/14 @ 105	811,875
1,365,000	TransDigm, Inc.	B-	7.75%	12/15/2018	12/15/14 @ 104	1,508,325
400,000	Triumph Group, Inc.	B+	8.63%	07/15/2018	07/15/14 @ 104	452,000
						2,772,200

	Airlines - 1.0%
708,000	Delta Air Lines, Inc.(a)	BB-	9.50%	09/15/2014	09/15/12 @ 105	762,870

	Auto Parts & Equipment - 1.1%
300,000	Affinia Group, Inc.	CCC+	9.00%	11/30/2014	11/30/12 @ 100	305,250
437,000	Meritor, Inc.	B-	10.63%	03/15/2018	03/15/14 @ 105	461,035
100,000	TRW Automotive, Inc.(a)	BB+	7.00%	03/15/2014	N/A	107,750
						874,035

	Banks - 5.7%
1,050,000	Ally Financial, Inc.	B+	4.50%	02/11/2014	N/A	1,063,125
750,000	Ally Financial, Inc.	B+	6.75%	12/01/2014	N/A	791,470
850,000	Ally Financial, Inc., Series 8	B+	6.75%	12/01/2014	N/A	902,062
1,625,000	CIT Group, Inc.(a)	B+	5.25%	04/01/2014	N/A	1,669,688
						4,426,345

	Beverages - 1.3%
900,000	Constellation Brands, Inc.	BB+	8.38%	12/15/2014	N/A	1,026,000

	Chemicals - 1.8%
500,000	Georgia Gulf Corp.(a)	B+	9.00%	01/15/2017	01/15/14 @ 105	561,250
750,000	NOVA Chemicals Corp. (Canada)	BB-	8.63%	11/01/2019	11/01/14 @ 104	864,375
						1,425,625

	Coal - 2.3%
250,000	Cloud Peak Energy Resources, LLC / Cloud Peak Energy Finance Corp.	BB-	8.50%	12/15/2019	12/15/14 @ 104	273,125
1,375,000	Consol Energy, Inc.	BB	8.00%	04/01/2017	04/01/14 @ 104	1,502,188
						1,775,313

	Commercial Services - 4.6%
500,000	Avis Budget Car Rental, LLC / Avis Budget Finance, Inc.	B	7.63%	05/15/2014	05/15/12 @ 100	506,250
350,000	Hertz Corp.	B	8.88%	01/01/2014	03/15/12 @ 100	350,879
500,000	RR Donnelley & Sons Co.	BB+	4.95%	04/01/2014	N/A	515,000
500,000	RSC Equipment Rental, Inc./RSC Holdings III, LLC	B-	9.50%	12/01/2014	12/01/12 @ 100	518,750
800,000	TransUnion, LLC/TransUnion Financing Corp.	B-	11.38%	06/15/2018	06/15/14 @ 106	933,000
650,000	United Rentals North America, Inc.	B	9.25%	12/15/2019	12/15/14 @ 105	721,500
						3,545,379

	Computers - 1.4%
500,000	Stream Global Services, Inc.	B+	11.25%	10/01/2014	10/01/12 @ 106	518,125
525,000	SunGard Data Systems, Inc.	BB	4.88%	01/15/2014	N/A	543,375
						1,061,500

	Diversified Financial Services - 4.0%
250,000	Aircastle Ltd. (Bermuda)	BB+	9.75%	08/01/2018	08/01/14 @ 105	283,125
1,100,000	Ford Motor Credit Co., LLC	BB+	8.00%	06/01/2014	N/A	1,218,367
1,400,000	Ford Motor Credit Co., LLC	BB+	8.70%	10/01/2014	N/A	1,595,808
						3,097,300

	Electric - 1.8%
465,000	AES Corp.	BB-	7.75%	03/01/2014	N/A	508,013
900,000	CMS Energy Corp.	BB+	2.75%	05/15/2014	N/A	903,509
						1,411,522

	Electronics - 2.0%
1,350,000	NXP BV / NXP Funding, LLC (Netherlands)(a)	B+	9.75%	08/01/2018	08/01/14 @ 105	1,533,937

	Entertainment - 4.7%
142,000	AMC Entertainment, Inc.(b)	CCC+	8.00%	03/01/2014	04/05/12 @ 100	142,710
371,000	American Casino & Entertainment Properties, LLC	B+	11.00%	06/15/2014	06/15/12 @ 106	394,188
500,000	Cinemark USA, Inc.	B	8.63%	06/15/2019	06/15/14 @ 104	558,750
600,000	Isle of Capri Casinos, Inc.	CCC+	7.00%	03/01/2014	04/05/12 @ 100	600,750
750,000	Penn National Gaming, Inc.	BB	8.75%	08/15/2019	08/15/14 @ 104	845,625
500,000	Regal Cinemas Corp.	B-	8.63%	07/15/2019	07/15/14 @ 104	548,750
500,000	Regal Entertainment Group	B-	9.13%	08/15/2018	08/15/14 @ 105	550,000
						3,640,773

	Food - 4.1%
800,000	JBS USA, LLC/JBS USA Finance, Inc.	BB	11.63%	05/01/2014	N/A	929,000
1,104,000	Smithfield Foods, Inc.	BB+	10.00%	07/15/2014	N/A	1,299,960
750,000	TreeHouse Foods, Inc.	BB-	7.75%	03/01/2018	03/01/14 @ 104	823,125
100,000	Tyson Foods, Inc.	BBB-	10.50%	03/01/2014	N/A	117,000
						3,169,085

	Forest Products & Paper - 0.9%
300,000	AbitibiBowater, Inc.(a)	BB-	10.25%	10/15/2018	10/15/14 @ 105	344,250
375,000	Verso Paper Holdings, LLC	BB-	11.50%	07/01/2014	01/01/13 @ 103	384,375
						728,625

	Health Care Products - 1.1%
800,000	DJO Finance, LLC / DJO Finance Corp.	B-	10.88%	11/15/2014	11/15/12 @ 103	818,000

	Health Care Services - 8.9%
900,000	Apria Healthcare Group, Inc.	BB+	11.25%	11/01/2014	11/01/12 @ 103	954,000
300,000	Apria Healthcare Group, Inc.	BB-	12.38%	11/01/2014	11/01/12 @ 103	309,000
300,000	Gentiva Health Services, Inc.	CCC	11.50%	09/01/2018	09/01/14 @ 106	270,000
700,000	HCA, Inc.	B-	5.75%	03/15/2014	N/A	730,625
1,900,000	HCA, Inc.	BB	8.50%	04/15/2019	04/15/14 @ 104	2,137,500
800,000	Tenet Healthcare Corp.	BB-	10.00%	05/01/2018	05/01/14 @ 105	936,000
1,350,000	Tenet Healthcare Corp.	BB-	8.88%	07/01/2019	07/01/14 @ 104	1,545,750
						6,882,875

	Home Builders - 1.8%
570,000	Centex Corp.	BB-	5.70%	05/15/2014	N/A	592,800
400,000	Lennar Corp., Series B	B+	5.50%	09/01/2014	N/A	416,000
400,000	PulteGroup, Inc.	BB-	5.25%	01/15/2014	N/A	414,000
						1,422,800

	Home Furnishings - 0.6%
500,000	Sealy Mattress Co.	CCC+	8.25%	06/15/2014	06/15/12 @ 100	475,000

	Household Products & Housewares - 1.5%
1,000,000	Spectrum Brands Holdings, Inc.	B	9.50%	06/15/2018	06/15/14 @ 105	1,145,000

	Insurance - 0.8%
600,000	HUB International Holdings, Inc.(a)	CCC+	9.00%	12/15/2014	06/15/12 @ 102	616,500

	Internet - 1.1%
750,000	Equinix, Inc.	BB-	8.13%	03/01/2018	03/01/14 @ 104	840,937

	Leisure Time - 0.2%
300,000	Travelport, LLC	CCC+	9.88%	09/01/2014	09/01/12 @ 100	173,250

	Lodging - 5.1%
500,000	Boyd Gaming Corp.(b)	CCC+	6.75%	04/15/2014	04/15/12 @ 100	503,125
950,000	MGM Resorts International	B-	5.88%	02/27/2014	N/A	971,375
800,000	MGM Resorts International	B+	10.38%	05/15/2014	N/A	914,000
1,050,000	MGM Resorts International	B+	9.00%	03/15/2020	03/15/14 @ 105	1,178,625
350,000	Starwood Hotels & Resorts Worldwide, Inc.	BBB-	7.88%	10/15/2014	N/A	402,500
						3,969,625

	Media - 4.4%
600,000	CSC Holdings, LLC	BB	8.50%	04/15/2014	N/A	669,000
1,050,000	DISH DBS Corp.	BB-	6.63%	10/01/2014	N/A	1,149,750
352,000	Videotron LTEE (Canada)	BB	6.88%	01/15/2014	03/30/12 @ 100	355,080
1,090,000	XM Satellite Radio, Inc.(a)	BB	13.00%	8/1/2013	N/A	1,246,687
						3,420,517

	Metal Fabricate & Hardware - 0.9%
600,000	Severstal Columbus, LLC	B	10.25%	02/15/2018	02/15/14 @ 105	661,500

	Mining - 1.3%
500,000	Century Aluminum Co.	B	8.00%	05/15/2014	05/15/12 @ 102	515,000
500,000	Vedanta Resources PLC (United Kingdom)(a) (b)	BB	8.75%	01/15/2014	N/A	522,500
						1,037,500

	Miscellaneous Manufacturing - 1.4%
1,000,000	SPX Corp.	BB+	7.63%	12/15/2014	N/A	1,127,500

	Oil & Gas - 6.1%
400,000	Berry Petroleum Co.	BB-	10.25%	06/01/2014	N/A	462,000
350,000	Citgo Petroleum Corp.(a)	BB+	11.50%	07/01/2017	07/01/14 @ 106	393,750
500,000	Continental Resources, Inc./OK	BB+	8.25%	10/01/2019	10/01/14 @ 104	563,750
800,000	Energy XXI Gulf Coast, Inc.	B	9.25%	12/15/2017	12/15/14 @ 105	890,000
674,000	Forest Oil Corp.	B	8.50%	02/15/2014	N/A	734,660
250,000	McMoRan Exploration Co.	B-	11.88%	11/15/2014	11/15/12 @ 105	266,250
650,000	Newfield Exploration Co.	BB+	6.63%	09/01/2014	09/01/12 @ 100	660,562
350,000	Petrohawk Energy Corp.	BBB+	10.50%	08/01/2014	02/01/13 @ 105	390,688
340,000	Tesoro Corp.	BB+	9.75%	06/01/2019	06/01/14 @ 105	388,450
						4,750,110

	Oil & Gas Services - 0.8%
400,000	Hornbeck Offshore Services, Inc., Series B	BB-	6.13%	12/01/2014	12/01/12 @ 100	403,000
240,000	Seitel, Inc.	B-	9.75%	02/15/2014	02/15/13 @ 100	245,100
						648,100

	Packaging & Containers - 1.8%
905,000	Graham Packaging Co., LP / GPC Capital Corp. I	B-	9.88%	10/15/2014	10/15/12 @ 100	927,625
500,000	Solo Cup Co.	CCC	8.50%	02/15/2014	04/05/12 @ 100	493,750
						1,421,375

	Pharmaceuticals - 0.7%
500,000	Mylan, Inc.(a)	BB	7.63%	07/15/2017	07/15/14 @ 104	555,937

	Pipelines - 2.3%
1,250,000	Crosstex Energy, LP	B+	8.88%	02/15/2018	02/15/14 @ 104	1,362,500
400,000	Regency Energy Partners, LP / Regency Energy Finance Corp.	BB-	6.88%	12/01/2018	12/01/14 @ 103	436,000
						1,798,500

	Real Estate - 0.1%
100,000	Atlantic Finance Ltd. (Jersey)(a)	B	10.75%	05/27/2014	N/A	109,068

	Real Estate Investment Trusts - 1.2%
900,000	Host Hotels & Resorts, LP	BB+	6.88%	11/01/2014	11/01/12 @ 100	922,500

	Retail - 3.3%
250,000	Bon-Ton Department Stores, Inc.	CCC+	10.25%	03/15/2014	04/05/12 @ 100	161,250
1,000,000	Burger King Corp.	B-	9.88%	10/15/2018	10/15/14 @ 105	1,135,000
626,000	CKE Restaurants, Inc.	B-	11.38%	07/15/2018	07/15/14 @ 106	716,770
500,000	Rite AID Corp.	B-	10.25%	10/15/2019	10/15/14 @ 105	571,875
						2,584,895

	Semiconductors - 3.8%
740,000	Freescale Semiconductor, Inc.(b)	CCC+	8.88%	12/15/2014	12/15/12 @ 100	764,975
1,060,000	Freescale Semiconductor, Inc.(a)	B	10.13%	03/15/2018	03/15/14 @ 105	1,189,850
900,000	Freescale Semiconductor, Inc.(a)	B	9.25%	04/15/2018	04/15/14 @ 105	994,500
						2,949,325

	Telecommunications - 5.4%
1,300,000	Frontier Communications Corp.	BB	8.25%	05/01/2014	N/A	1,420,250
1,300,000	Nextel Communications, Inc., Series C	B+	5.95%	03/15/2014	03/16/12 @ 100	1,309,750
1,300,000	Virgin Media Finance PLC (United Kingdom)	BB-	8.38%	10/15/2019	10/15/14 @ 104	1,482,000
						4,212,000

	Total Corporate Bonds - 96.1%
	(Cost $73,100,001)					74,688,573

Number
of Shares	Description					Value
	Exchange Traded Fund - 0.2%
3,900	SPDR Barclays Capital High Yield Bond ETF					156,351
	(Cost $154,389)

	Total Long-Term Investments - 96.3%
	(Cost $73,254,390)					74,844,924

	Investments of Collateral for Securities Loaned - 0.8%
607,270	BNY Mellon Securities Lending Overnight Fund, 0.182%(c) (d)					607,270
	(Cost $607,270)

	Total Investments - 97.1%
	(Cost $73,861,660)					75,452,194
	Other Assets in excess of Liabilities - 2.9%					2,215,753
	Net Assets - 100.0%					$ 77,667,947

BV - Limited Liability Company
LLC - Limited Liability Company
LP - Limited Partnership
N/A- Not Applicable
PLC - Public Limited Company

*
Ratings shown are per Standard & Poor's, Moody's or Fitch.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.
(a)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At February 29, 2012 these securities amounted to $10,608,537, which represents 13.7% of net assets.

(b)	Security, or portion thereof, was on loan at February 29, 2012.
(c)	At February 29, 2012, the total market value of the Fund's securities on loan was $593,458 and the total market value of the collateral held by the Fund was $607,270.
(d)	Interest rate shown reflects yield as of February 29, 2012.

See previously submitted notes to financial statements for the period ended November 30, 2011.

Country Allocation***
United States	93.1%
United Kingdom	2.7%
Netherlands	2.1%
Canada	1.6%
Bermuda	0.4%
Jersey	0.1%

*** Subject to change daily. Based on long-term investments.

At February 29, 2012, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$ 73,862,433	$ 1,872,971	$ (283,210)	$ 1,589,761

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g.
discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The
Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the
Board of Trustees. The Fund did not have any Level 3 securities at February 29, 2012.

The following table represents the Fund’s investments carried by caption and by level within the fair value hierarchy as of
February 29, 2012.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$–	$74,689	$–	$74,689
Exchange Traded Fund	156	-	-	156
Investments of Collateral for Securities Loaned	607	-	-	607
Total	$763	$74,689	$–	$75,452

There were no transfers between levels.

BSJF Guggenheim BulletShares 2015 High Yield Corporate Bond ETF
Portfolio of Investments
February 29, 2012 (unaudited)

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Long-Term Investments - 98.3%
	Corporate Bonds - 96.2%
	Advertising - 0.5%
$500,000	Affinion Group, Inc.	B-	11.50%	10/15/2015	10/15/12 @ 102	$ 471,250

	Aerospace & Defense - 3.2%
800,000	BE Aerospace, Inc.	BB	6.88%	10/01/2020	10/01/15 @ 103	896,000
1,000,000	DAE Aviation Holdings, Inc.(a)	CCC	11.25%	08/01/2015	08/01/12 @ 103	1,045,000
750,000	L-3 Communications Corp., Series B	BB+	6.38%	10/15/2015	10/15/12 @ 101	768,750
450,000	Sequa Corp.(a)	CCC	11.75%	12/01/2015	12/01/12 @ 103	480,375
						3,190,125

	Agriculture - 0.5%
500,000	Vector Group Ltd.	B1	11.00%	08/15/2015	08/15/12 @ 104	527,500

	Airlines - 1.9%
1,200,000	Continental Airlines, Inc.(a)	BB-	6.75%	09/15/2015	09/15/12 @ 105	1,218,000
595,000	Delta Air Lines, Inc.(a)	B+	12.25%	03/15/2015	03/15/13 @ 106	644,088
						1,862,088

	Apparel - 0.3%
250,000	Quiksilver, Inc.	CCC+	6.88%	04/15/2015	4/15/12 @ 101	251,875

	Auto Parts & Equipment - 0.1%
64,000	Allison Transmission, Inc.(a)	B-	11.00%	11/01/2015	11/01/12 @ 103	67,760

	Banks - 3.7%
2,350,000	Ally Financial, Inc.	B+	8.30%	02/12/2015	N/A	2,602,625
1,000,000	CIT Group, Inc.(a)	B+	7.00%	05/04/2015	N/A	1,003,750
						3,606,375

	Building Materials - 0.9%
825,000	Building Materials Corp. of America(a)	BB+	7.50%	03/15/2020	03/15/15 @ 104	906,469

	Chemicals - 2.1%
500,000	Huntsman International, LLC	B	8.63%	03/15/2020	03/15/15 @ 104	567,500
850,000	Ineos Finance PLC (United Kingdom)(a)	B	9.00%	05/15/2015	05/15/13 @ 105	905,250
500,000	PolyOne Corp.	B+	7.38%	09/15/2020	09/15/15 @ 104	540,000
						2,012,750

	Coal - 3.0%
2,050,000	Consol Energy, Inc.	BB	8.25%	04/01/2020	04/01/15 @ 104	2,244,750
700,000	Murray Energy Corp.(a)	B	10.25%	10/15/2015	12/15/12 @ 105	717,500
						2,962,250

	Commercial Services - 1.2%
100,000	Ceridian Corp.	CCC	11.25%	11/15/2015	11/15/12 @ 103	96,000
500,000	Iron Mountain, Inc.	B+	7.75%	10/01/2019	10/01/15 @ 104	555,000
500,000	RR Donnelley & Sons Co.	BB+	5.50%	05/15/2015	N/A	507,500
						1,158,500

	Computers - 0.8%
750,000	SunGard Data Systems, Inc.	B-	10.25%	08/15/2015	08/15/12 @ 102	785,625

	Cosmetics & Personal Care - 0.6%
500,000	Revlon Consumer Products Corp.	B	9.75%	11/15/2015	11/15/12 @ 105	543,125

	Diversified Financial Services - 10.0%
850,000	E*Trade Financial Corp.	B-	7.88%	12/01/2015	12/01/12 @ 101	872,312
1,500,000	Ford Motor Credit Co., LLC	BB+	3.88%	01/15/2015	N/A	1,538,798
2,250,000	Ford Motor Credit Co., LLC	BB+	7.00%	04/15/2015	N/A	2,503,125
750,000	Ford Motor Credit Co., LLC	BB+	12.00%	05/15/2015	N/A	948,707
1,000,000	Ford Motor Credit Co., LLC	BB+	5.63%	09/15/2015	N/A	1,083,821
400,000	International Lease Finance Corp.	BBB-	8.63%	09/15/2015	N/A	445,500
500,000	Nuveen Investments, Inc.	CCC	5.50%	09/15/2015	N/A	470,000
1,315,000	Nuveen Investments, Inc.	CCC	10.50%	11/15/2015	11/15/12 @ 103	1,380,750
100,000	Springleaf Finance Corp., Series MTNI	CCC	5.40%	12/01/2015	N/A	79,750
500,000	TMX Finance, LLC / TitleMax Finance Corp.	B+	13.25%	07/15/2015	07/15/13 @ 107	548,750
						9,871,513

	Electric - 0.9%
800,000	AES Corp.	BB-	7.75%	10/15/2015	N/A	908,000

	Electronics - 0.5%
450,000	NXP BV / NXP Funding, LLC, Series EXCH (Netherlands)	B	9.50%	10/15/2015	10/15/12 @ 103	473,625

	Entertainment - 0.4%
400,000	Pinnacle Entertainment, Inc.	B	7.50%	06/15/2015	6/15/12 @ 102	414,000

	Food - 2.4%
1,350,000	ARAMARK Corp.	B	8.50%	02/01/2015	02/01/13 @ 100	1,387,138
950,000	Pinnacle Foods Finance, LLC / Pinnacle Foods Finance Corp.	CCC+	9.25%	04/01/2015	04/01/13 @ 100	980,875
						2,368,013

	Health Care Products - 1.5%
825,000	Bausch & Lomb, Inc.	B	9.88%	11/01/2015	11/01/12 @ 103	869,344
500,000	Fresenius US Finance II, Inc.(a)	BB+	9.00%	07/15/2015	N/A	580,000
						1,449,344

	Health Care Services - 4.2%
1,923,000	Commmunity Health Systems, Inc.	B	8.88%	07/15/2015	07/15/12 @ 102	2,019,150
850,000	HCA, Inc.	B-	6.38%	01/15/2015	N/A	905,250
553,000	Select Medical Corp.	CCC+	7.63%	02/01/2015	02/01/13 @ 100	554,383
600,000	Tenet Healthcare Corp.	CCC+	9.25%	02/01/2015	N/A	669,000
						4,147,783

	Holding Companies-Diversified - 1.5%
550,000	Leucadia National Corp.	BB+	8.13%	09/15/2015	N/A	614,625
750,000	Tops Holding Corp. / Tops Markets, LLC	B	10.13%	10/15/2015	10/15/12 @ 105	812,812
						1,427,437

	Home Builders - 0.9%
165,000	KB Home	B+	6.25%	06/15/2015	N/A	165,825
700,000	Lennar Corp., Series B	B+	5.60%	05/31/2015	N/A	733,250
						899,075

	Housewares - 0.6%
500,000	Libbey Glass, Inc.	B+	10.00%	02/15/2015	08/15/12 @ 105	539,375

	Insurance - 0.8%
705,000	HUB International Holdings, Inc.(a)	CCC+	10.25%	06/15/2015	06/12/12 @ 103	726,150
100,000	MGIC Investment Corp.	CCC	5.38%	11/01/2015	N/A	79,500
						805,650

	Internet - 1.3%
1,300,000	GXS Worldwide, Inc.	B	9.75%	06/15/2015	06/15/12 @ 105	1,303,250

	Iron & Steel - 2.9%
350,000	Edgen Murray Corp.	B-	12.25%	01/15/2015	01/15/13 @ 106	358,750
700,000	Ryerson, Inc.	CCC+	12.00%	11/01/2015	11/01/12 @ 103	724,500
700,000	Steel Dynamics, Inc.	BB+	6.75%	04/01/2015	04/01/13 @ 100	715,750
500,000	Steel Dynamics, Inc.	BB+	7.63%	03/15/2020	03/15/15 @ 104	561,250
500,000	Tube City IMS Corp.	B	9.75%	02/01/2015	02/01/13 @ 100	515,625
						2,875,875

	Lodging - 2.9%
700,000	Marina District Finance Co., Inc.(b)	BB-	9.50%	10/15/2015	10/15/13 @ 105	677,250
1,500,000	MGM Resorts International	B-	6.63%	07/15/2015	N/A	1,526,250
600,000	Sheraton Holding Corp.	BBB-	7.38%	11/15/2015	N/A	693,000
						2,896,500

	Media - 6.0%
1,250,000	CCO Holdings, LLC / CCO Holdings Capital Corp.	BB-	8.13%	04/30/2020	04/30/15 @ 104	1,406,250
1,500,000	DISH DBS Corp.	BB-	7.75%	05/31/2015	N/A	1,704,375
500,000	Gray Television, Inc.	CCC	10.50%	06/29/2015	11/01/12 @ 108	530,625
550,000	MediaCom Broadband, LLC / MediaCom Broadband Corp.(b)	B-	8.50%	10/15/2015	10/15/12 @ 101	570,625
1,500,000	Sirius XM Radio, Inc.(a)	BB	8.75%	04/01/2015	N/A	1,710,000
						5,921,875

	Mining - 2.4%
2,100,000	Novelis, Inc. (Canada)	B	8.75%	12/15/2020	12/15/15 @ 104	2,352,000

	Oil & Gas - 9.9%
300,000	ATP Oil & Gas Corp.(b)	CCC-	11.88%	05/01/2015	05/01/13 @ 112	196,500
500,000	Chaparral Energy, Inc.	B-	9.88%	10/01/2020	10/01/15 @ 105	565,000
1,700,000	Chesapeake Energy Corp.	BB+	9.50%	02/15/2015	N/A	1,963,500
1,750,000	Denbury Resources, Inc.	BB-	8.25%	02/15/2020	02/15/15 @ 104	2,003,750
1,950,000	Linn Energy, LLC/Linn Energy Finance Corp.	B	8.63%	04/15/2020	04/15/15 @ 104	2,174,250
350,000	Petrohawk Energy Corp.	BBB+	7.88%	06/01/2015	06/01/12 @ 104	371,438
500,000	Plains Exploration & Production Co.	BB	7.63%	04/01/2020	04/01/15 @ 104	555,000
700,000	Quicksilver Resources, Inc.	B	8.25%	08/01/2015	08/01/12 @ 104	715,750
500,000	Range Resources Corp.	BB	6.75%	08/01/2020	08/01/15 @ 103	550,000
650,000	Tesoro Corp.	BB+	6.63%	11/01/2015	11/01/12 @ 101	666,250
						9,761,438

	Oil & Gas Services - 0.5%
500,000	American Petroleum Tankers Parent, LLC / AP Tankers Co.	B+	10.25%	05/01/2015	05/01/12 @ 105	525,000

	Packaging & Containers - 4.0%
1,000,000	Ball Corp.	BB+	6.75%	09/15/2020	03/15/15 @ 103	1,120,000
1,250,000	Ball Corp.	BB+	5.75%	05/15/2021	11/15/15 @ 103	1,350,000
300,000	Berry Plastics Corp.	B	8.25%	11/15/2015	11/15/12 @ 104	324,000
1,000,000	Sealed Air Corp.(a)	BB	8.13%	09/15/2019	09/15/15 @ 104	1,135,000
						3,929,000

	Pharmaceuticals - 4.3%
750,000	BioScrip, Inc.	B-	10.25%	10/01/2015	04/01/13 @ 105	811,875
1,650,000	Mylan, Inc.(a)	BB	7.88%	07/15/2020	07/15/15 @ 104	1,852,125
1,400,000	Omnicare, Inc.	BB	7.75%	06/01/2020	06/01/15 @ 104	1,566,250
						4,230,250

	Pipelines - 0.6%
500,000	MarkWest Energy Partners, LP / MarkWest Energy Finance Corp.	BB	6.75%	11/01/2020	11/01/15 @ 103	548,750

	Real Estate Investment Trusts - 1.7%
800,000	Host Hotels & Resorts, LP, Series O	BB+	6.38%	03/15/2015	03/15/13 @ 100	814,500
825,000	Rouse Co., LP	BB+	6.75%	11/09/2015	05/09/13 @ 103	867,281
						1,681,781

	Retail - 5.6%
1,950,000	Landry's Restaurants, Inc.	B	11.63%	12/01/2015	12/01/12 @ 106	2,140,125
200,000	Neiman Marcus Group, Inc.	B-	10.38%	10/15/2015	10/15/12 @ 102	209,252
1,300,000	PVH Corp.	BB+	7.38%	05/15/2020	05/15/15 @ 104	1,449,500
550,000	Rite Aid Corp.	CCC	9.38%	12/15/2015	06/15/12 @ 102	569,250
1,000,000	Rite Aid Corp.	B+	8.00%	08/15/2020	08/15/15 @ 104	1,145,000
						5,513,127

	Software - 1.2%
300,000	First Data Corp.	B-	9.88%	09/24/2015	09/30/12 @ 102	305,250
900,000	First Data Corp.	B-	9.88%	09/24/2015	09/30/12 @ 102	920,250
						1,225,500

	Telecommunications - 10.4%
1,150,000	Avaya, Inc.	CCC+	9.75%	11/01/2015	11/01/12 @ 102	1,155,750
1,200,000	Clearwire Communications, LLC/Clearwire Finance, Inc.(a)	CCC	12.00%	12/01/2015	12/01/12 @ 106	1,173,000
850,000	Clearwire Communications, LLC/Clearwire Finance, Inc.(a)	CCC	12.00%	12/01/2015	12/01/12 @ 106	830,875
500,000	Cricket Communications, Inc.(b)	CCC+	10.00%	07/15/2015	07/15/12 @ 105	531,250
475,000	Frontier Communications Corp.	BB	6.63%	03/15/2015	N/A	496,375
2,850,000	Nextel Communications, Inc., Series D	B+	7.38%	08/01/2015	N/A	2,828,625
500,000	SBA Telecommunications, Inc.	B+	8.25%	08/15/2019	08/15/14 @ 104	552,500
1,250,000	Telesat Canada/Telesat LLC (Canada)	B-	11.00%	11/01/2015	05/01/12 @ 106	1,339,062
1,200,000	Windstream Corp.	B+	7.75%	10/15/2020	10/15/15 @ 104	1,317,000
						10,224,437

	Total Corporate Bonds - 96.2%
	(Cost $93,111,541)					94,638,290

Number
of Shares	Description					Value
	Exchange Traded Fund - 2.1%
51,000	SPDR Barclays Capital High Yield Bond ETF					2,044,590
	(Cost $2,005,416)

	Total Long-Term Investments - 98.3%
	(Cost $95,116,957)					96,682,880

	Investments of Collateral for Securities Loaned - 0.6%
542,990	BNY Mellon Securities Lending Overnight Fund, 0.182%(c) (d)					542,990
	(Cost $542,990)

	Total Investments - 98.9%
	(Cost $95,659,947)					97,225,870
	Other Assets in excess of Liabilities - 1.1%					1,108,369
	Net Assets - 100.0%					$ 98,334,239

BV - Limited Liability Company
LLC - Limited Liability Company
LP - Limited Partnership
N/A- Not Applicable
PLC - Public Limited Company

*
Ratings shown are per Standard & Poor's, Moody's or Fitch.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.
(a)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At February 29, 2012 these securities amounted to $14,995,342, which represents 15.3% of net assets.

(b)	Security, or portion thereof, was on loan at February 29, 2012.
(c)	At February 29, 2012, the total market value of the Fund's securities on loan was $530,475 and the total market value of the collateral held by the Fund was $542,990.
(d)	Interest rate shown reflects yield as of February 29, 2012.

See previously submitted notes to financial statements for the period ended November 30, 2011.

BSJF | Guggenheim BulletShares 2015 High Yield Corporate Bond ETF (unadutied)

Country Allocation***
United States	94.8%
Canada	3.8%
United Kingdom	0.9%
Netherlands	0.5%
*** Subject to change daily. Based on long-term investments.

At February 29, 2012 the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$ 95,662,123	$ 1,759,517	$ (195,770)	$ 1,563,747

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs
(e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The
Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the Board of Trustees.
The Fund did not have any Level 3 securities at February 29, 2012.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of February 29, 2012.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$-	$94,638	$-	$94,638
Exchange Traded Fund	2,045	-	-	2,045
Investments of Collateral for Securities Loaned	543	-	-	543
Total	$2,588	$94,638	$-	$97,226

There were no transfers between levels.

GIY Guggenheim Enhanced Core Bond ETF
Portfolio of Investments
February 29, 2012 (unaudited)

Principal
Amount	Description	Rating*	Coupon	Maturity	Value
	Long-Term Investments - 90.5%
	Corporate Bonds - 20.8%
	Banks - 6.0%
$40,000	Bank of America Corp.	A-	7.63%	06/01/2019	$ 45,290
50,000	Citigroup, Inc.	A-	8.13%	07/15/2039	65,533
50,000	City National Corp.	BBB+	5.25%	09/15/2020	51,375
50,000	Goldman Sachs Group, Inc.	A-	5.38%	03/15/2020	51,320
40,000	JPMorgan Chase & Co.	A	4.75%	03/01/2015	43,364
50,000	Morgan Stanley	A-	7.30%	05/13/2019	54,041
					310,923

	Biotechnology - 0.9%
40,000	Biogen IDEC, Inc.	BBB+	6.88%	03/01/2018	49,302

	Building Materials - 0.9%
40,000	Owens Corning	BBB-	6.50%	12/01/2016	44,275

	Diversified Financial Services - 0.9%
40,000	American Express Co.	BBB+	7.25%	05/20/2014	45,092

	Electric - 1.0%
50,000	Constellation Energy Group, Inc.	BBB-	4.55%	06/15/2015	53,867

	Insurance - 6.0%
50,000	ACE INA Holdings, Inc.	A	2.60%	11/23/2015	51,842
40,000	American Financial Group, Inc.	BBB+	9.88%	06/15/2019	48,546
50,000	Axis Specialty Finance, LLC	A-	5.88%	06/01/2020	53,087
50,000	Chubb Corp.	A+	5.75%	05/15/2018	60,064
50,000	PartnerRe Finance, LLC	A-	6.88%	06/01/2018	56,104
40,000	Willis North America, Inc.	BBB-	6.20%	03/28/2017	44,481
					314,124

	Media - 2.1%
40,000	CBS Corp.	BBB	8.88%	05/15/2019	53,410
50,000	Time Warner, Inc.	BBB	4.75%	03/29/2021	56,048
					109,458

	Oil & Gas - 0.9%
40,000	EQT Corp.	BBB	8.13%	06/01/2019	47,504

	Pipelines - 1.2%
50,000	Oneok, Inc.	BBB	5.20%	06/15/2015	54,808
6,000	Williams Cos., Inc.	BB+	8.75%	03/15/2032	8,031
					62,839

	Retail - 0.9%
40,000	Macy's Retail Holdings, Inc.	BBB-	7.88%	07/15/2015	47,250

	Total Corporate Bonds - 20.8%
	(Cost $1,064,678)				1,084,634

	Mortgage Backed Securities - 55.9%
868,765	Freddie Mac	AA+	5.50%	01/01/2039	943,870
1,849,215	Freddie Mac	AA+	4.50%	11/01/2039	1,966,319
	(Cost $2,879,886)				2,910,189

	US Government Agency Securities - 9.1%
5,000	Federal Home Loan Banks	AA+	3.13%	12/13/2013	5,246
400,000	Freddie Mac	AA+	5.25%	04/18/2016	470,548
	(Cost $461,453)				475,794

	US Treasury Securities - 4.7%
200,000	U.S. Treasury Note/Bond	NR	4.25%	11/15/2040	246,750
	(Cost $243,595)

	Total Long-Term Investments - 90.5%
	(Cost $4,649,612)				4,717,367

	Short-Term Investments - 8.8%
Number
of Shares	Description				Value
	Money Market Fund - 8.8%
456,612	Dreyfus Treasury Prime Cash Management Institutional Shares				456,612
	(Cost $456,612)

	Total Investments - 99.3%
	(Cost $5,106,224)				5,173,979
	Other Assets in excess of Liabilities - 0.7%				36,274
	Net Assets - 100.0%				$ 5,210,253

LLC - Limited Liability Company
NR - Not Rated

*
Ratings shown are per Standard & Poor's, Moody's or Fitch.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  Although not rated, U.S. Treasury Securities have an implied rating of AA+/Aaa.   The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

The obligations of certain United States Government sponsored entities are neither issued nor guaranteed by the United States Treasury.

See previously submitted notes to financial statements for the period ended November 30, 2011.

GIY | Guggenheim Enhanced Core Bond ETF

Country Allocation*
United States	100.0%

* Subject to change daily. Based on total long-term investments.

At February 29, 2012, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$5,107,481	$73,424	($6,926)	$66,498

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs
(e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The
Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the Board of Trustees.
The Fund did not have any Level 3 securities at February 29, 2012.

The following table represents the Fund's investments carried by caption and by level withing the fair value hierarchy as of February 29, 2012.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$-	$1,085	$-	$1,085
Mortgage Backed Securities	-	2,910	-	2,910
US Government Agency Securities	-	476	-	476
US Treasury Securities	-	246	-	246
Money Market Fund	457	-	-	457
Total	$457	$4,717	$-	$5,174

There were no transfers between levels.

GSY Guggenheim Enhanced Short Duration Bond ETF
Portfolio of Investments
February 29, 2012 (unaudited)

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Corporate Bonds - 18.2%
	Advertising - 1.7%
$2,163,000	WPP Finance (United Kingdom)	BBB	8.00%	09/15/2014	N/A	2,499,565

	Airlines - 0.2%
290,000	United Airlines, Inc.(a)	BB-	9.88%	08/01/2013	02/01/13 @ 100	306,675

	Banks - 6.1%
1,500,000	Barclays Bank PLC (United Kingdom)(b)	A+	1.62%	01/13/2014	N/A	1,485,270
300,000	Fifth Third Bank, Series BKNT(b)	BBB+	0.61%	05/17/2013	N/A	296,960
1,000,000	Goldman Sachs Group, Inc., Series MTN(b)	A-	1.55%	07/29/2013	N/A	990,702
300,000	JPMorgan Chase & Co., Series 3(b)	A	1.33%	09/30/2013	N/A	302,160
3,000,000	JPMorgan Chase & Co., Series MTN(b)	A	1.36%	01/24/2014	N/A	3,014,259
1,500,000	Korea Development Bank (South Korea)	A	8.00%	01/23/2014	N/A	1,654,626
1,000,000	Morgan Stanley(b)	A-	1.53%	04/29/2013	N/A	982,554
300,000	Wachovia Corp., Series MTN(b)	A+	0.74%	08/01/2013	N/A	300,521
						9,027,052

	Beverages - 0.3%
500,000	Anheuser - Busch InBev Worldwide, Inc.(b)	A-	0.93%	07/14/2014	N/A	500,338

	Diversified Financial Services - 3.7%
400,000	American Express Credit Co.(b)	BBB+	1.42%	06/24/2014	N/A	395,808
1,400,000	American Honda Finance Corp.(a)	A+	6.70%	10/01/2013	N/A	1,518,038
250,000	Ford Motor Credit Co., LLC	BB+	8.70%	10/01/2014	N/A	284,966
3,000,000	General Electric Capital Corp., Series MTN(b)	AA+	1.21%	04/07/2014	N/A	2,993,919
350,000	International Lease Finance Corp.	BBB-	6.38%	03/25/2013	N/A	359,625
						5,552,356

	Electric - 1.3%
1,500,000	Abu Dhabi National Energy Co. (United Arab Emirates)(a)	A3	6.60%	08/01/2013	N/A	1,591,875
350,000	AES Corp.	BB-	7.75%	03/01/2014	N/A	382,375
						1,974,250

	Healthcare-Services - 0.7%
1,000,000	Laboratory Corp. of America Holdings	BBB+	5.50%	02/01/2013	N/A	1,038,585

	Insurance - 1.8%
500,000	Berkshire Hathaway, Inc., Series FRN(b)	AA+	1.20%	08/15/2014	N/A	506,636
1,800,000	MetLife Institutional Funding II(a) (b)	AA-	1.48%	04/04/2014	N/A	1,800,419
400,000	MetLife, Inc.(b)	A-	1.78%	08/06/2013	N/A	403,736
						2,710,791

	Media - 0.8%
1,000,000	Time Warner Cable, Inc.	BBB	8.25%	02/14/2014	N/A	1,137,473

	Oil & Gas - 0.9%
1,000,000	Canadian Oil Sands Ltd. (Canada)(a)	BBB	5.80%	08/15/2013	N/A	1,059,931
250,000	Chesapeake Energy Corp.	BB+	7.63%	07/15/2013	N/A	266,250
						1,326,181

	Telecommunications - 0.0%
40,000	Nextel Communications, Inc., Series E	B+	6.88%	10/31/2013	N/A	40,350

	Transportation - 0.7%
1,000,000	CSX Corp.	BBB	5.50%	08/01/2013	N/A	1,062,990

	Total Corporate Bonds - 18.2%
	(Cost $27,167,442)					27,176,606

	Asset Backed Securities - 4.1%
	Collateralized Debt Obligation - 0.2%
280,234	Putnam Structured Product CDO, Series 2001-1A, Class A1 (Cayman Islands)(a) (b)	AA	0.99%	02/25/2032	N/A	260,808
37,726	Saturn Ventures Ltd., Series 2003-1A, Class A1 (Cayman Islands)(a) (b)	AA	1.04%	11/03/2038	N/A	34,559
						295,367

	Collateralized Loan Obligation - 0.4%
233,848	Global Leveraged Capital Credit Opportunity Fund, Series 2006-1A, Class A (Cayman Islands)(a) (b)	AA+	0.86%	12/20/2018	N/A	214,214
250,000	ICE EM CLO, Series 2007-1A, Class A1D (Ireland)(a) (b)	AAA	1.11%	08/15/2022	N/A	218,305
250,000	Telos CLO Ltd., Series 2006-1A, Class A2 (Cayman Islands)(a) (b)	AA+	0.98%	10/11/2021	N/A	215,537
						648,056

	Transportation - 3.5%
1,635,368	Aircastle Aircraft Lease Backed Trust, Series 2007-1A, Class G1(a) (b)	A+	0.52%	06/14/2037	N/A	1,417,149
1,565,678	Aircraft Lease Securitisation Ltd., Series 2007-1A, Class G3 (Jersey)(a) (b)	A-	0.52%	05/10/2032	N/A	1,448,252
1,021,046	CLI Funding LLC, Series 2006-1A, Class A(a) (b)	BBB	0.43%	08/18/2021	N/A	956,777
1,565,473	Genesis Funding Ltd., Series 2006-1A, Class G1 (Bermuda)(a) (b)	A-	0.49%	12/19/2032	N/A	1,374,791
						5,196,969

	Total Asset Backed Securities - 4.1%
	(Cost $6,126,015)					6,140,392

	Collateralized Mortgage Obligations - 1.0%
	Commercial Mortgage Backed Security - Traditional - 1.0%
1,030,000	GS Mortgage Securities Corp. II, Series 2007-EOP, Class A2(a) (b)	AAA	1.26%	03/06/2020	N/A	1,013,936
585,000	GS Mortgage Securities Corp. II, Series 2007-EOP, Class A3(a) (b)	AAA	1.46%	03/06/2020	N/A	574,470
	(Cost $1,599,946)					1,588,406

Number
of Shares	Description					Value
	Exchange Traded Funds - 0.7%
27,600	Guggenheim Bulletshares 2012 Corporate Bond ETF					565,949
4,956	Guggenheim Bulletshares 2012 High Yield Corporate Bond ETF(d)					126,973
12,700	Guggenheim BulletShares 2013 High Yield Corporate Bond ETF					327,660
	(Cost $1,022,341)					1,020,582

Principal
Amount	Description	Rating*	Coupon	Maturity		Value
	Short-Term Investments - 75.9%

	US Treasury Securities - 38.8%
$25,000,000	U.S. Treasury Bill(c)	NR	0.00%	03/01/2012	N/A	25,000,000
8,000,000	U.S. Treasury Bill(c)	NR	0.00%	03/08/2012	N/A	7,999,960
25,000,000	U.S. Treasury Bill(c)	NR	0.00%	03/22/2012	N/A	24,999,500
	(Cost $57,999,152)					57,999,460

	Commercial Paper - 35.4%
2,000,000	Anheuser - Busch InBev Worldwide, Inc.	A2	0.15%	03/19/2012		1,999,680
3,500,000	British Aerospace	A2	0.36%	03/13/2012		3,499,545
2,000,000	Cigna Corp.	A2	0.43%	03/14/2012		1,999,760
1,500,000	Cigna Corp.	A2	0.47%	04/02/2012		1,499,505
3,500,000	Comcast Corp.	A2	0.38%	03/22/2012		3,499,335
3,500,000	Deutsche Telekom	A2	0.38%	03/20/2012		3,499,405
1,000,000	Devon Energy	A2	0.38%	03/02/2012		999,990
2,500,000	Devon Energy	A2	0.26%	03/12/2012		2,499,800
3,500,000	Diageo Capital	A2	0.43%	03/16/2012		3,499,545
1,000,000	DTE Energy Co.	A2	0.43%	03/20/2012		999,830
1,000,000	General Mills, Inc.	A2	0.16%	03/01/2012		999,990
2,000,000	General Mills, Inc.	A2	0.15%	03/05/2012		1,999,920
500,000	General Mills, Inc.	A2	0.20%	04/02/2012		499,835
2,000,000	HJ Heinz Finance Co.	A2	0.26%	03/19/2012		1,999,720
3,500,000	Kellogg Co.	A2	0.18%	03/02/2012		3,499,965
3,000,000	Kraft Food Co.	A2	0.34%	03/22/2012		2,999,430
3,500,000	Mattel, Inc.	A2	0.27%	03/12/2012		3,499,650
2,500,000	Pacific Gas	A2	0.44%	03/12/2012		2,499,825
1,000,000	Pacific Gas	A2	0.44%	03/27/2012		999,840
1,000,000	United Healthcare	A2	0.40%	03/15/2012		999,880
2,000,000	United Healthcare	A2	0.42%	03/19/2012		1,999,680
1,000,000	VF Corp.	A2	0.45%	03/27/2012		999,750
2,500,000	VF Corp.	A2	0.45%	04/05/2012		2,499,075
2,500,000	Viacom, Inc.	A2	0.42%	03/02/2012		2,499,975
1,000,000	Viacom, Inc.	A2	0.35%	03/08/2012		999,940
	(Cost $52,991,672)					52,992,870

	Municipal Bonds - 0.5%
	New York - 0.5%
$300,000	New York City Municipal Water Finance Authority(e)	A-2	0.25%	06/15/2033	03/15/12 @ 100	300,000
400,000	New York City, New York General Obligation Variable Rate, Series L-5(e)	A-2	0.25%	04/01/2035	03/02/12 @ 100	400,000
	(Cost $700,000)					700,000

Number
of Shares	Description					Value
	Money Market - 1.2%
1,742,680	Dreyfus Treasury Prime Cash Management Institutional Shares					1,742,680
	(Cost $1,742,680)

	Investments of Collateral for Securities Loaned - 0.0%
23,625	BNY Mellon Securities Lending Overnight Fund, 0.1820%(f) (g)					23,625
	(Cost $23,625)

	Total Short-Term Investments - 75.9%
	(Cost $113,457,129)					113,458,635

	Total Investments - 99.9%
	(Cost $149,372,873)					149,384,621
	Other Assets in excess of Liabilities - 0.1%					173,645
	Net Assets - 100.0%					$ 149,558,266

CDO - Collateralized Debt Obligation
CLO - Collateralized Loan Obligation
LLC - Limited Liability Company
N/A- Not Applicable
PLC - Public Limited Company

*
Ratings shown are per Standard & Poor's, Moody's or Fitch.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  Although not rated, U.S. Treasury Securities have an implied rating of AA+/Aaa.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.
(a)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At February 29, 2012 these securities amounted to $14,005,736, which represents 9.4% of net assets applicable to common shares.

(b)	Floating or variable rate coupon. The rate shown is as of February 29, 2012.
(c)	Zero coupon bond.
(d)	Security, or portion thereof, was on loan at February 29, 2012.
(e)	Security has a maturity of more than one year, but has a variable rate and demand features which qualify it as a short-term security. The rate shown is that earned by the fund as of February 29, 2012.
(f)	At February 29, 2012, the total market value of the Fund's securities on loan was $23,103 and the total market value of the collateral held by the Fund was $23,625.
(g)	Interest rate shown reflects yield as of February 29, 2012.

See previously submitted notes to financial statements for the period ended November 30, 2011.

GSY | Guggenheim Enhanced Short Duration Bond ETF

Country Allocation***
United States	91.9%
United Kingdom	2.7%
South Korea	1.1%
United Arab Emirates	1.1%
Jersey	1.0%
Bermuda	0.9%
Canada	0.7%
Cayman Islands	0.5%
Ireland	0.1%
*** Subject to change daily. Based on total investments.

At February 29, 2012 the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$ 149,372,873	$ 86,293	$ (74,545)	$ 11,748

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs
(e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The
Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the Board of Trustees as described above.
The Fund did not have any Level 3 securities at February 29, 2012.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of February 29, 2012.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$-	$27,177	$-	$27,177
Asset Backed Securities	-	6,140	-	6,140
Collateralized Mortgage Obligations	-	1,588	-	1,588
U. S. Treasury Securities	-	57,999	-	57,999
Exchange Traded Fund	1,021	-	-	1,021
Commercial Paper	-	52,993	-	52,993
Municipal Bonds	-	700	-	700
Money Market	1,743	-	-	1,743
Investments of Collateral for Securities Loaned	24	-	-	24
Total	$2,788	$146,597	$-	$149,385

There were no transfers between levels.

LVL Guggenheim S&P Global Dividend Opportunities Index ETF
Portfolio of Investments
February 29, 2012 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 99.7%
	Common Stocks - 96.2%
	Australia - 9.5%
925	ASX Ltd.	$30,962
550	Commonwealth Bank of Australia	29,373
663,414	David Jones Ltd.(a)	1,935,322
545,587	DUET Group	1,049,274
6,868	Metcash Ltd.	31,463
348,235	Seven West Media Ltd.	1,493,715
504,789	Tatts Group Ltd.(a)	1,298,050
8,470	Telstra Corp. Ltd.	30,200
1,355	Westpac Banking Corp.	30,598
		5,928,957

	Belgium - 0.6%
11,045	Belgacom SA	353,046

	Bermuda - 0.1%
4,640	Catlin Group Ltd.	30,857
835	Seadrill Ltd.	34,811
		65,668

	Canada - 0.1%
1,064	Pembina Pipeline Corp.	30,323

	Cayman Islands - 3.5%
2,696,000	Bosideng International Holdings Ltd.	841,229
3,183,000	Lonking Holdings Ltd.(a)	1,292,785
30,500	Shimao Property Holdings Ltd.	39,798
		2,173,812

	Czech Republic - 1.9%
775	CEZ AS	33,556
185	Komercni Banka AS	36,329
50,629	Telefonica Czech Republic AS	1,104,233
		1,174,118

	Finland - 1.6%
46,503	Orion OYJ, Class B	1,005,888

	France - 6.0%
114,835	France Telecom SA	1,759,657
424	Neopost SA	29,130
98,902	Peugeot SA	1,990,471
		3,779,258

	Germany - 8.4%
2,559	Deutsche Telekom AG	29,987
82,824	E.ON AG	1,912,852
79,577	Freenet AG	1,082,598
579	Hannover Rueckversicherung AG	32,271
48,572	RWE AG	2,222,136
		5,279,844

	Hong Kong - 0.1%
15,000	Cathay Pacific Airways Ltd.	29,785
2,105	Hang Seng Bank Ltd.	29,475
		59,260

	Israel - 4.4%
963,212	Bezeq The Israeli Telecommunication Corp. Ltd.	1,594,194
38,800	Cellcom Israel Ltd.	517,980
86,690	Partner Communications Co. Ltd.	638,424
		2,750,598

	Italy - 3.2%
1,949	Atlantia SpA	32,772
6,744	Snam SpA	32,784
26,739	Telecom Italia SpA	30,940
1,869,018	Telecom Italia SpA	1,776,381
28,681	Terna Rete Elettrica Nazionale SpA	108,501
		1,981,378

	Luxembourg - 0.1%
1,276	SES SA	30,904

	Netherlands - 5.6%
93,144	CSM	1,760,580
928	Eurocommercial Properties NV, REIT	33,524
157,626	Koninklijke KPN NV	1,715,315
		3,509,419

	Norway - 2.8%
3,272,890	Marine Harvest ASA	1,766,663

	Philippines - 0.0%*
455	Philippine Long Distance Telephone Co.	30,415

	Portugal - 0.0%*
9,605	EDP - Energias de Portugal SA	28,138

	Singapore - 3.4%
489,000	SembCorp Marine Ltd.	2,098,039
30,000	Suntec Real Estate Investment Trust, REIT	29,592
		2,127,631

	South Africa - 3.3%
6,793	African Bank Investments Ltd.	35,824
26,501	Kumba Iron Ore Ltd.(a)	2,030,242
		2,066,066

	Spain - 5.7%
58,531	ACS Actividades de Construccion y Servicios SA(a)	1,748,761
1,580	Enagas SA	32,538
2,466	Ferrovial SA	31,338
4,840	Iberdrola SA	28,760
8,922	Mapfre SA	30,804
100,384	Telefonica SA	1,720,174
		3,592,375

	Sweden - 3.0%
1,707	Skanska AB	31,333
90,176	Tele2 AB	1,847,211
		1,878,544

	Taiwan - 3.3%
884	Chunghwa Telecom Co. Ltd., ADR	26,882
738,011	United Microelectronics Corp., ADR	2,007,390
		2,034,272

	Thailand - 0.1%
6,100	Advanced Info Service PCL	32,248
21,800	Shin Corp. PCL	37,816
		70,064

	Turkey - 3.2%
846,280	Eregli Demir ve Celik Fabrikalari TAS(a)	1,987,312
7,206	Turk Telekomunikasyon AS	30,955
		2,018,267

	United Kingdom - 2.7%
2,134	Admiral Group PLC	36,715
5,667	Amlin PLC	31,811
622	AstraZeneca PLC	27,896
5,800	Aviva PLC	34,124
877,925	Home Retail Group PLC	1,430,489
2,998	National Grid PLC	30,722
1,219	Severn Trent PLC	30,670
1,498	SSE PLC	30,869
3,076	United Utilities Group PLC	30,048
10,709	Vodafone Group PLC	28,971
		1,712,315

	United States - 23.6%
59,876	American Capital Agency Corp., REIT	1,838,792
103,505	Annaly Capital Management, Inc., REIT	1,720,253
240,091	Apollo Investment Corp.	1,685,439
1,803	Ares Capital Corp.	30,056
968	AT&T, Inc.	29,611
1,144	Avista Corp.	28,257
133,660	Capstead Mortgage Corp., REIT	1,777,678
615,010	Chimera Investment Corp., REIT	1,888,081
1,271	Corporate Office Properties Trust, REIT	31,165
484	Diamond Offshore Drilling, Inc.	33,140
722	Eli Lilly & Co.	28,331
720	Exelon Corp.	28,130
62,658	Hatteras Financial Corp., REIT	1,784,500
935	Highwoods Properties, Inc., REIT	29,920
4,097	Hudson City Bancorp, Inc.	28,064
1,333	ITT Corp.	33,258
657	Mercury General Corp.	28,172
245,296	MFA Financial, Inc., REIT	1,790,661
2,167	New York Community Bancorp, Inc.(a)	28,193
167,587	Prospect Capital(a)	1,811,615
2,343	Regal Entertainment Group, Class A(a)	32,380
1,989	RR Donnelley & Sons Co.(a)	27,488
866	TAL International Group, Inc.	31,211
984	Vectren Corp.	28,753
		14,773,148

	Total Common Stocks - 96.2%
	(Cost $60,492,366)	60,220,371

	Preferred Stocks - 3.5%
	Brazil - 0.1%
1,317	Vale SA, ADR	32,372

	Germany - 3.4%
81,687	ProSiebenSat.1 Media AG	2,131,363

	Total Preferred Stocks - 3.5%
	(Cost $1,955,379)	2,163,735

	Income Trust - 0.0%*
	Canada - 0.0%
819	Labrador Iron Ore Royalty Co.	$30,142
	(Cost $29,915)

	Total Long-Term Investments - 99.7%
	(Cost $62,477,660)	62,414,248

	Investments of Collateral for Securities Loaned - 12.5%
7,814,386	BNY Mellon Securities Lending Overnight Fund, 0.182%(b) (c)	$7,814,386
	(Cost $7,814,386)

	Total Investments - 112.2%
	(Cost $70,292,046)	70,228,634
	Liabilities in excess of Other Assets - (12.2%)	(7,632,016)
	Net Assets - 100.0%	$ 62,596,618

*Less than 0.1%
AB - Stock Company
ADR - American Depositary Receipt
AG - Stock Corporation
AS - Joint Stock Company
ASA - Stock Company
NV - Publicly Traded Company
OYJ - Public Traded Company
PCL - Public Company Limited
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SA - Corporation
SpA - Limited Share Company

(a) Security, or portion thereof, was on loan at February 29, 2012.
(b)
At February 29, 2012, the total market value of the Fund's securities on loan was $7,402,662 and the total market value of the collateral held by the Fund was $7,815,717, consisting of cash collateral of $7,814,386 and U.S. Government and Agency securities valued at $1,331.

(c) Interest rate shown reflects yield as of February 29, 2012.

See previously submitted notes to financial statements for the period ended November 30, 2011.

Security of Investments by Sector Classification**
Communications	29.0%
Financial	24.0%
Consumer, Cyclical	12.1%
Utilities	9.1%
Industrial	8.4%
Consumer, Non-cyclical	7.5%
Basic Materials	6.5%
Technology	3.3%
Energy	0.1%

** Subject to change daily. Based on long-term investments. Securities are classified by sectors that represent broad groups of related industries.

At February 29, 2012, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$70,294,652	$2,170,701	$(2,236,719)	$(66,018)

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g.
discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The
Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the
Board of Trustees. The Fund did not have any Level 3 securities at February 29, 2012.

The following table represents the Fund’s investments carried by caption and by level within the fair value hierarchy as of
February 29, 2012.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stock	$60,220	$–	$–	$60,220
Preferred Stock	2,164	–	–	2,164
Income Trust	30	–	–	30
Investments of Collateral for Securities Loaned	7,815	–	–	7,815
Total	$70,229	$–	$–	$70,229

There were no transfers between levels.

Item 2.                      Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.                      Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Claymore Exchange-Traded Fund Trust

By:	/s/ Kevin M. Robinson
Kevin M. Robinson
Chief Executive Officer and Chief Legal Officer

Date:	April 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kevin M. Robinson
Kevin M. Robinson
Chief Executive Officer and Chief Legal Officer

Date:	April 27, 2012

By:	/s/ John Sullivan
John Sullivan
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	April 27, 2012